As filed with the Securities and Exchange Commission on April 28, 2017

File Nos. 333-191710 and 811-22897

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
☐
Post-Effective Amendment No. 16	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 18	☒
(Check appropriate box or boxes.)

Context Capital Funds

(Exact Name of Registrant as Specified in Charter)

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (844) 511-9653

David Bunstine, President

690 Taylor Road, Suite 210, Gahanna, Ohio 43230

(Name and Address of Agent for Service)

With copy to:

Nancy P. O’Hara, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2699

Michael P. Malloy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

215-988-2978

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☐	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Context Macro Opportunities Fund
Investor Shares (CMOFX)
Institutional Shares (CMOTX)

Context Strategic Global Equity Fund
Institutional Shares (CGPGX)

Series of Context Capital Funds

PROSPECTUS

May 1, 2017

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

CONTEXT MACRO OPPORTUNITIES FUND

Summary Section

Investment Objective

The Context Macro Opportunities Fund (the “Macro Opportunities Fund” or the “Fund”) seeks total return with low correlation to broad financial markets. Total return consists of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.74%	1.74%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(1)
Other Expenses	1.47%	1.47%
Dividend Expenses and Fees on Short Sales	0.14%	0.14%
Total Other Expenses	1.61%	1.61%
Total Annual Fund Operating Expenses	3.60%	3.35%
Fee Waiver and/or Expense Reimbursement(2)	(1.22)%	(1.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	2.38%	2.13%

(1)	“Other Expenses” have been restated to reflect changes in contractual fees and include indirect expenses of securities of other investment companies held by the Fund, if any.

(2)	Context Advisers II, L.P. (“Context II”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Investor Shares and Institutional Shares to 2.14% and 1.89%, respectively, through April 30, 2018 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Context II may be reimbursed by the Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived.

(3)	The expense ratios presented are net of fees waived and/or expense reimbursements and include the effect of interest on securities sold short (0.14%).

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$241	$990	$1,761	$3,783
Institutional Shares	$216	$917	$1,641	$3,558

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than 100% (see “Active Trading Risk”)).For the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, First Principles Capital Management, LLC (“First Principles”), the Fund’s subadviser, employs a number of arbitrage and alternative investment strategies to pursue its investment objective and may have exposure to long and short positions across all of its asset classes. In seeking to pursue these strategies, the Fund may invest in a wide range of debt securities and derivative instruments. The Fund may also invest in equity securities and equity-linked derivative instruments. The Fund seeks total returns with low correlation to broad financial markets and accordingly, the Fund does not seek to replicate the returns of any financial index.

First Principles is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context II.

In seeking to achieve the Fund’s investment objective, First Principles may utilize multiple alternative investment strategies to generate a return profile that is not generally correlated to broad financial markets.

First Principles’ investment strategies include but are not limited to:

●	Break-Even Inflation Trading: First Principles may take a “break-even inflation” position by trading inflation linked securities against their nominal bond equivalent. The resulting spread will generally be neutral to changes in interest rates.

●	Capital Structure Arbitrage: First Principles will enter into relative value trades in senior tranches of credit default indices positioned against subordinated tranches.

●	Hedged Mortgage-Backed Securities Trading: First Principles may seek to capture value resulting from differences in views related to prepayment characteristics.

●	Volatility Spread Trading: First Principles may seek to capture mispricing in volatility by taking offsetting positions in two or more option-related instruments.

●	Opportunistic Investing: First Principles may employ other arbitrage and alternative strategies when it believes attractive market opportunities arise.

First Principles periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, First Principles considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. First Principles considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to provide total return consistent with the Fund’s overall risk/return profile.

Because First Principles invests opportunistically based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers, including issuers from emerging markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

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The debt securities that the Fund may invest in include debt securities of U.S. and non-U.S. corporate and other non-governmental entities, sovereign debt, debt securities of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), municipal securities, certain mortgage-backed and asset-backed securities, exchange-traded notes and collateralized debt and loan obligations. The Fund may invest without limit in debt securities rated below investment grade (known as “junk bonds”) or, if unrated, of equivalent credit quality as determined by First Principles. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. The Fund has no policy limitations with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration.

A significant portion of the Fund’s investment strategies may involve the use of derivative instruments which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in include: swaps; options; forward contracts; futures contracts and options on futures contracts; caps and floors; and credit-linked notes. The Fund may use derivatives to manage the Fund’s portfolio or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may also enter into repurchase or reverse repurchase agreements. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments, short-sale transactions and reverse repurchase agreements. The Fund will maintain segregated collateral positions to comply with applicable laws and regulations related to debt or obligations incurred by the Fund.

The Fund may engage in short sales for hedging purposes or to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

●	Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

●	Collateralized Debt Obligations and Collateralized Loan Obligations Risk. Investment in a collateralized debt obligation (“CDO”) or collateralized loan obligation (“CLO”) is subject to the credit, subordination, and other risks of the obligations underlying the CDO or CLO and the tranche of the CDO or CLO in which the Fund invests. CDOs and CLOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

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●	Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its fixed-income securities but less risk than its common stock.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

○	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

○	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

○	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

○	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

○	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Distressed Securities Risk. The Fund’s investment in distressed securities, including “junk bonds,” may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See “Below Investment Grade Securities Risk” above.

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●	Duration Risk. Duration seeks to measure the price sensitivity of a fixed-income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by First Principles, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. First Principles may not be successful in its efforts to limit sensitivity to interest rate changes.

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other fixed-income securities may decline significantly.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Loans Risk. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs.

●	Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. First Principles may invest in emerging market countries, which can involve higher degrees of risk compared to developed economies.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

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●	Leveraging Risk. As part of the Fund’s principal investment strategies, the Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Management Risk. If Context II and First Principles make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Short Position/Sales Risk. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market on which the Fund has taken a short position increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security, then the Fund will incur a loss since the Fund must pay more for the security than it received from the purchaser in the short sale. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, therefore the risk of loss may be unlimited. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund.

●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

●	Sovereign Debt Risk. The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●	Subordinated Securities Risk. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

●	TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

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●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart will show how the performance of the Fund’s Institutional Shares has varied from year to year. The table shows how the Fund’s Institutional Shares average annual total returns for certain time periods compared to the returns of a broad-based securities index. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance. Performance reflects expense reimbursements and/or fee waivers in effect. If such reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by visiting www.contextam.com/fund or by calling 844-511-9653.

INSTITUTIONAL SHARES ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter: Q1 2016 1.71%                Worst Quarter: Q3 2016 0.10%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

After-tax returns for the Fund’s Institutional Shares are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Performance information for the Investor Shares will be included after this share class has been in operation for one complete calendar year. Although Investor Shares will have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Investor Shares will vary from Institutional Shares because of different expenses.

	Inception Date of Class	One Year	Since Inception
Institutional Shares Before Taxes	8/4/15	2.18%	0.97%
After Taxes on Distributions		1.80%	0.70%
After Taxes on Distributions and Sale of Fund Shares		1.23%	0.62%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index		0.33%	0.27%

The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

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Management

Investment Adviser. Context Advisers II, L.P. is the Fund’s investment adviser.

Subadviser. First Principles Capital Management, LLC is the subadviser to the Fund.

Portfolio Managers.

The Fund is managed on a day-to-day basis by Mark G. Alexandridis, David Ho, Mattan Horowitz and Prasad Kadiyala, who are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Alexandridis, Ho, Horowitz and Kadiyala have served as the Portfolio Managers of the Fund since it commenced investment operations on August 4, 2015.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 511-9653 (toll free) or writing to the Fund at Context Capital Funds c/o ALPS Fund Services, Inc., P.O. Box 1920, Denver, CO 80201. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50
Institutional Shares
Standard Accounts	$1,000,000	None
Retirement Accounts	$1,000,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders (other than certain tax-exempt shareholders) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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CONTEXT STRATEGIC GLOBAL EQUITY FUND

Summary Section

Investment Objective

The Context Strategic Global Equity Fund (the “Global Equity Fund” or the “Fund”) seeks capital appreciation while also seeking to preserve capital in severely declining markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.99%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	2.37%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.41%
Fee Waiver and/or Expense Reimbursement(3)	(2.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.29%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.

(3)	Context Advisers III, LLC (“Context III”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context III)) of Institutional Shares to 1.24% through April 30, 2018 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Context III may be reimbursed by the Fund for fees waived and expenses reimbursed by Context III pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived or reimbursed.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years
Institutional Shares	$131	$850

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than 100% (see “Active Trading Risk”)). From the Fund’s commencement of investment operations on October 27, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is designed to deliver exposure to global developed equity markets and strives to mitigate risk and preserve capital in severely declining markets. During normal conditions, the Fund is designed to deliver developed global equity market exposure. During severe market declines, the Fund strives to deliver returns higher than the developed global equity market indices with minimal negative impact on performance during normal market conditions.

The Fund pursues its objective by investing, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities that provide exposure to developed equity markets. The Fund will maintain these exposures by investing in a broad and diverse group of global stock indices in developed markets generally through the use of stock index futures. Should the futures market or securities environment change materially, the Fund may utilize options, swaps, equities or other instruments to try to obtain the desired exposure. The Fund will invest, under normal conditions, in at least three countries (one of which may be the U.S.) with at least 40% of its net assets invested in countries other than the U.S. For a portion of its investments, the Fund will also seek to reduce the volatility of its net asset value, by investing in “long” positions in volatility instruments, such as volatility futures on various equity indices (for example, the S&P 500 Index, or the Euro Stoxx Index). During market declines, volatility instruments often move in the opposite direction of equity markets, and can act as a useful tool to help offset losses in equity markets. The Fund has no market capitalization constraints. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments.

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (“Granite Peak”), the Fund’s subadviser, employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

Granite Peak is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context III.

Granite Peak’s investment strategies include but are not limited to:

●	Permanent Protection: Granite Peak intends to maintain a small, permanent long position in one or more available volatility futures contracts which, due to their negative correlation with the S&P 500 index and other market indexes, are expected to provide a degree of protection in the event of a sudden one-day adverse move. This position will not fully protect the portfolio from loss, but is expected to provide some degree of offset. The cost of maintaining this position is expected to be minimal.

●	Global Equity: Granite Peak intends to invest most of the portfolio in a basket of index futures to create a balanced exposure to the world’s developed markets. In considering allocation among various markets, Granite Peak will consider, among other factors, each market’s capitalization, volatility, valuation, and return potential. While the broad diversification is expected to reduce overall risk relative to any one market, world markets tend to be correlated, especially in times of crisis, which has the effect of limiting the benefit of diversification.

●	Tactical Volatility Positioning – Granite Peak will tactically invest in one or more volatility futures contracts, or other volatility instruments, in order to augment the hedge provided by the Permanent Protection position. This tactical allocation will be based upon proprietary research and modelling work of Granite Peak, and is intended to increase the hedge levels in the portfolio both before and as volatility levels rise. The purpose of this strategy is to obtain as much portfolio protection as possible while substantially reducing the very high expected cost of maintaining permanent protection for the full portfolio.

Granite Peak periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, Granite Peak considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. Granite Peak considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to achieve the Fund’s investment objective.

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Because Granite Peak invests based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers within developed equity markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

It is expected that a significant portion of the Fund’s investment strategies will involve the use of derivative instruments, such as futures on stock indices, to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in also include: swaps; options; forward contracts; and options on futures contracts. The Fund may use derivatives to manage the Fund’s exposure to global developed equity markets; in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments and short-sale transactions. The Fund will maintain segregated collateral positions to the extent required to comply with applicable laws and regulations related to debt or obligations incurred by the Fund. A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

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●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to provide exposure to global developed equity markets, to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

o	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

o	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

o	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities. Volatility futures contracts are unlike traditional futures contracts because they are not based on a tradable reference asset and the settlement price of a volatility futures contract is based on the calculation that determines the level of the volatility index. As a result, the behavior of a volatility futures contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset. In addition, as the volatility levels in the relevant market increase or decrease, there will likely be a corresponding increase or decrease in the value of volatility futures contracts.

o	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

o	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

o	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt.

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●	Foreign Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. The Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Limited History of Operations Risk. The Fund has a limited history of operation. In addition, Context III and Granite Peak have not previously managed a mutual fund.

●	Management Risk. If Context III and Granite Peak make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

●	New Fund Risk. The Fund recently commenced investment operations and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

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●	Statistical Models. The Fund relies on quantitative statistical models (both proprietary models developed by Granite Peak and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by Granite Peak for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

●	Taxation Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). To do so the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Fund’s Statement of Additional Information (“SAI”). The Fund intends to meet this requirement and believes that income from instruments in which the Fund will invest (including but not limited to gains from options, futures and forward contracts) should be considered qualifying income. A difference in classification of income from these instruments could affect the Fund’s ability to achieve its investment objective and could negatively impact performance. Changes in the tax laws of the United States could result in the inability of a Fund to operate as described in this prospectus and could negatively affect such Fund and its shareholders.

●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Performance Information

No performance information is presented for the Fund at this time, as the Fund commenced operations on October 27, 2016. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. This information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI World Net Total Return Local Index. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.contextam.com/fund or by calling 844-511-9653.

Management

Investment Adviser. Context Advisers III, LLC is the Fund’s investment adviser.

Subadviser. Granite Peak Asset Management, LLC is the subadviser to the Fund.

Portfolio Manager.

The Fund is managed on a day-to-day basis by Daken J. Vanderburg, who is primarily responsible for the day-to-day management of the Fund. Mr. Vanderburg has served as the Portfolio Manager of the Fund since its inception in October 2016.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 511-9653 (toll free) or writing to the Fund at Context Capital Funds c/o ALPS Fund Services, Inc., P.O. Box 1920, Denver, CO 80201. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Institutional Shares
Standard Accounts	$1,000,000	None
Retirement Accounts	$1,000,000	None

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Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders (other than certain tax-exempt shareholders) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Details Regarding Principal Investment Strategies And Risks

The Macro Opportunities Fund seeks total return with low correlation to broad financial markets. Total return consists of capital appreciation and income.

The Global Equity Fund seeks capital appreciation while also seeking to preserve capital in severely declining markets.

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (the “Board”) without a vote of shareholders, however, shareholders will be notified of any such change after it is approved by the Board.

Additional Information Regarding Principal Investment Strategies

Macro Opportunities Fund

The Fund employs a number of arbitrage and alternative investment strategies to pursue its investment objective and may have exposure to long and short positions across all of its asset classes. In order to pursue these strategies, the Fund may invest in a wide range of debt securities and derivative instruments. The Fund may also invest in equity securities and equity-linked derivative instruments. First Principles Capital Management, LLC (“First Principles”) is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context Advisers II, L.P. (“Context II”). In seeking to achieve the Fund’s investment objective, First Principles utilizes multiple alternative investment strategies including but not limited to, break-even inflation trading, capital structure arbitrage, hedged mortgage-backed securities trading, volatility spread trading and opportunistic investing to allocate the Fund’s assets. First Principles periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, First Principles considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. First Principles considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. Multiple alternative investment strategies are employed to generate a return profile that is not generally correlated to broad financial markets. The goal of this process is to identify a combination of investments and strategies with the potential to provide total return consistent with the Fund’s overall risk/return profile. Because the Fund seeks total returns with low correlation to broad financial markets, the Fund does not seek to replicate the returns of any financial index.

First Principles’ investment strategies include but are not limited to:

●	Break-Even Inflation Trading: First Principles may take a “break-even inflation” position by trading inflation linked securities against their nominal bond equivalent. The resulting spread will generally be neutral to changes in interest rates.

●	Capital Structure Arbitrage: First Principles will enter into relative value trades in senior tranches of credit default indices positioned against subordinated tranches.

●	Hedged Mortgage-Backed Securities Trading: First Principles may seek to capture value resulting from differences in views related to prepayment characteristics.

●	Volatility Spread Trading: First Principles may seek to capture mispricing in volatility by taking offsetting positions in two or more option-related instruments.

●	Opportunistic Investing: First Principles may employ other arbitrage and alternative strategies when it believes attractive market opportunities arise.

Because First Principles invests opportunistically based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers, including issuers from emerging markets. There is no minimum or maximum amount of the Fund’s assets that may be invested in any one asset class, country or geographic region. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

The debt securities that the Fund may invest in include debt securities of U.S. and non-U.S. corporate and other non-governmental entities, sovereign debt, debt securities of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), municipal debt, debt securities issued by supranational organizations, cash, cash equivalents and other short-term instruments, mortgage-related or mortgage-backed securities (including TBA, “sub-prime” agency and non-agency mortgage-backed securities, and whole loans), exchange-traded notes (“ETNs”), collateralized debt obligations, collateralized loan obligations, asset-backed securities, secured and unsecured floating rate loans, variable and fixed rate loans and other related instruments, convertible securities, preferred securities, treasury inflation protected securities (“TIPS”) and other inflation-linked securities, subordinated securities, event-linked bonds, and securities of other investment funds that invest primarily in debt securities. The Fund may invest in debt securities rated below investment grade (known as “junk bonds”) or, if unrated, of equivalent credit quality as determined by First Principles. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including, emerging market fixed-income securities. The Fund has no policy limitations with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration.

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A significant portion of the Fund’s investment strategies may involve the use of derivative instruments which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in include: credit default, index, credit default index, interest rate and total return swaps; options; forward contracts; futures contracts and options on futures contracts; caps and floors; and credit-linked notes. The Fund may use derivatives in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; as a means of adjusting the Fund’s portfolio duration or other portfolio characteristics; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may also enter into repurchase or reverse repurchase agreements. The Fund may incur leverage either by engaging in conventional borrowing or by using instruments, such as derivative instruments, short-sale transactions and reverse repurchase agreements, which may cause the Fund to incur economic and/or financial leverage. The Fund will maintain segregated collateral positions to comply with applicable laws and regulations related to debt or obligations incurred by the Fund.

The Fund may engage in short sales for hedging purposes or to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative. Short selling may result in greater risk because losses are potentially unlimited. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include ETFs and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include but are not be limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

Global Equity Fund

Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities that provide exposure to developed equity markets. This is a non-fundamental policy that may be changed by the Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The Fund will maintain these exposures by investing in a broad and diverse group of global stock indices in developed markets generally through the use of stock index futures. Should the futures market or securities environment change materially, the Fund may utilize options, swaps, equities or other instruments to try to obtain the desired exposure. The Fund will invest, under normal conditions, in at least three countries (one of which may be the U.S.) with at least 40% of its net assets invested in countries other than the U.S. For a portion of its investments, the Fund will also seek to reduce the volatility of its net asset value, by investing in “long” positions in volatility instruments, such as volatility futures on various equity indices (for example, the S&P 500 Index or the Euro Stoxx Index). During market declines, volatility instruments often move in the opposite direction of equity markets, and can act as a useful tool to help offset losses in equity markets. The Fund has no market capitalization constraints. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments.

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (“Granite Peak”), the Fund’s subadviser, employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

Granite Peak is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context Advisers III, LLC (“Context III”). Granite Peak periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, Granite Peak considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. Granite Peak considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to achieve the Fund’s investment objective.

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The investment strategy managed by Granite Peak is designed with the goal of maintaining the following attributes:

●	Permanent Protection: Granite Peak intends to maintain a small, permanent long position in one or more available volatility futures contracts which, due to their negative correlation with the S&P 500 index and other market indexes, are expected to provide a degree of protection in the event of a sudden one-day adverse move. This position will not fully protect the portfolio from loss, but is expected to provide some degree of offset. The cost of maintaining this position is expected to be minimal.

●	Global Equity: Granite Peak intends to invest most of the portfolio in a basket of index futures to create a balanced exposure to the world’s developed markets. In considering allocation among various markets, Granite Peak will consider, among other factors, each market’s capitalization, volatility, valuation, and return potential. While the broad diversification is expected to reduce overall risk relative to any one market, world markets tend to be correlated, especially in times of crisis, which has the effect of limiting the benefit of diversification.

●	Tactical Volatility Positioning – Granite Peak will tactically invest in one or more volatility futures contracts, or other volatility instruments, in order to augment the hedge provided by the Permanent Protection position. This tactical allocation will be based upon proprietary research and modelling work of Granite Peak, and is intended to increase the hedge levels in the portfolio both before and as volatility levels rise. The purpose of this strategy is to obtain as much portfolio protection as possible while substantially reducing the very high expected cost of maintaining permanent protection for the full portfolio.

Because Granite Peak invests based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers within developed equity markets. There is no minimum or maximum amount of the Fund’s assets that may be invested in any one asset class, country or geographic region. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

It is expected that a significant portion of the Fund’s investment strategies will involve the use of derivative instruments, such as stock index futures, which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in also include: swaps; options; forward contracts; and options on futures contracts. The Fund may use derivatives to manage the Fund’s exposure to global developed equity markets; in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; as a means of adjusting the Fund’s portfolio characteristics; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may incur leverage either by engaging in conventional borrowing or by using instruments, such as derivative instruments, and short-sale transactions. The Fund will maintain segregated collateral positions to the extent required to comply with applicable laws and regulations related to debt or obligations incurred by the Fund. A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include but are not be limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include ETFs and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

Manager of Managers Structure. The Context Capital Funds’ Board has approved a “manager of managers” structure that permits Context II and Context III to appoint and replace subadvisers and enter into, materially amend and terminate sub-advisory agreements with other investment managers with respect to the Funds, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”).

A Fund’s ability to implement the Manager of Managers Structure is pursuant to an exemptive order from the SEC (“Exemptive Relief”). The Global Equity Fund is not currently relying on the Exemptive Relief. Pursuant to the Exemptive Relief, the Macro Opportunities Fund is required to notify shareholders of the retention of a new subadviser within 90 days of the hiring of the new subadviser. In the future, Context II may propose to appoint or replace one or more subadvisers subject to Board approval and applicable shareholder notice requirements.

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The Manager of Managers Structure enables the Macro Opportunities Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements. Under the Manager of Managers Structure, Context II maintains the ultimate responsibility, subject to the oversight of the Board, to recommend the hiring and replacement of subadvisers. The Manager of Managers Structure provides Context II with the discretion to terminate any subadviser and allocate and reallocate the Macro Opportunities Fund’s assets for management among the subadvisers and itself. The Manager of Managers Structure does not permit investment management fees paid by a Fund to be increased without shareholder approval or change an adviser’s responsibilities to such Fund including the adviser’s responsibility for all advisory services furnished by a subadviser.

Temporary Defensive Position. In response to market, economic, political or other conditions, an Adviser or Subadviser may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities such as U.S. Treasury securities and money market mutual funds. To the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Defensive investing could affect a Fund’s performance and a Fund might not achieve its investment objective. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Additional Information Regarding Principal Investment Risks

Each Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in a Fund, and a Fund could underperform other investments. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that a Fund will meet its investment objective.

●	Active Trading Risk. (applicable to all Funds) A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Arbitrage or Fundamental Risk. (applicable to all Funds) A fund employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the fund as it unwinds failed trades. For example an issuer may default or may be unable to make interest and dividend payments when due. With respect to the merger arbitrage strategy, the merger deal may terminate prior to closing, thereby imposing losses to a Fund. Arbitrage or fundamental risk exists for other strategies employed by the Macro Opportunities Fund such as dual-class and stub-trading arbitrage, and investments in IPOs, SEOs and warrants.

●	Asset-Backed and Mortgage-Backed Securities Risk. (applicable to the Macro Opportunities Fund) Asset-backed and mortgage-backed securities are subject to risk of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

●	Below Investment Grade Securities Risk. (applicable to the Macro Opportunities Fund) Although securities rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, securities rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund. The major risks of securities rated below investment grade include:

o	Securities rated below investment grade may be issued by less creditworthy issuers. Issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of securities rated below investment grade, leaving few or no assets available to repay the bond holders.

o	Prices of securities rated below investment grade are subject to wide price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of securities rated below investment grade than on other higher rated fixed-income securities.

o	Issuers of securities rated below investment grade may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o	Securities rated below investment grade frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems the bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

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o	Securities rated below investment grade may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in this bond market, and there may be significant differences in the prices quoted for securities rated below investment grade by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

o	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o	The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

●	Collateralized Debt Obligations and Collateralized Loan Obligations Risk. (applicable to the Macro Opportunities Fund) The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio and/or an Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs that qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers, and such CDOs may be characterized by the Fund as liquid securities. CDOs carry additional risks including, but are not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

●	Convertible Securities Risk. (applicable to the Macro Opportunities Fund) A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior fixed-income securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

●	Counterparty Risk. (applicable to all Funds) A Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. (applicable to all Funds) There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to a Fund. In addition, the credit quality of securities held by ae Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever a Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When a Fund invests in foreign currency contracts, or other over-the- counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. A Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

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●	Currency and Forward Currency Contracts Risks. (applicable to all Funds) Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. (applicable to all Funds) A Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns, hedge against market declines or, with respect to the Global Equity Fund, provide exposure to global developed equity markets. A Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If a Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which a Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of an Adviser or Subadviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by a Fund as premiums and cash or other assets held in margin accounts with respect to such Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

o	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. If an Adviser or Subadviser incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Volatility futures contracts held by the Global Equity Fund are unlike traditional futures contracts because they are not based on a tradable reference asset and the settlement price of a volatility futures contract is based on the calculation that determines the level of the volatility index. As a result, the behavior of a volatility futures contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset. In addition, as the volatility levels in the relevant market increase or decrease, there will likely be a corresponding increase or decrease in the value of volatility futures contracts.

o	Forward Contracts. A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. Unlike a standard futures contract, a forward contract can be customized to any commodity, amount and delivery date. A forward contract settlement can occur on a cash or delivery basis. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, a Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

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o	Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. Options and options on futures contracts are subject to the same risks as the investments in which a Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If an Adviser or Subadviser incorrectly forecasts the value of investments in using an option or futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

o	Call Options Risk. When a Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. A Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

o	Put Option Risk. When a Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. A Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

o	Written Options Risk. A Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. A Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

o	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. A Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where a Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed- upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The value of the underlying reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The use of derivatives are subject to regulation by the Commodity Futures Trading Commission.

o	Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund would receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

o	Over-the-Counter Trading Risk. A Fund may purchase or sell derivatives that are not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater than the risk associated with an exchange-traded instrument. In addition, a Fund may not be able to dispose of, or enter into a closing transaction with respect to, such an instrument as easily as in the case of an exchange-traded instrument. Significant disparities may exist between “bid” and “asked” prices for derivatives that are not traded on an exchange. Derivatives not traded on exchanges are not subject to the same type of government regulation as exchange-traded instruments, and many of the protections afforded to participants in an exchange environment may not be available with respect to these instruments.

o	Counterparty Risk. A Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

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If a Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss. A Fund could also experience losses if derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Furthermore, when seeking to obtain short exposure by investing in derivatives, a Fund may be subject to regulatory restrictions as discussed in “Short Sales Risk” below.

●	Distressed Securities Risk. (applicable to the Macro Opportunities Fund) The Fund’s investment in distressed securities, including “junk bonds,” may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See “Below Investment Grade Securities Risk” above.

●	Duration Risk. (applicable to the Macro Opportunities Fund) Duration seeks to measure the price sensitivity of a fixed-income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by First Principles, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. First Principles may not be successful in its efforts to limit sensitivity to interest rate changes.

●	Equity Risk. (applicable to all Funds) Each Fund invests in, or has exposure to, common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

●	Event Risk. (applicable to the Macro Opportunities Fund) The return of principal and the payment of interest on “event-linked” bonds are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the Fund may lose a portion or all of its accrued interest and/or principal invested in the event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are also subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, a Fund’s investment in an event-linked bond may be priced using fair value methods. As a relatively new type of financial instrument, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

●	Exchange-Traded Funds Risk. (applicable to all Funds) When a Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of fixed-income securities. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. (applicable to all Funds) The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a Fund are unsecured debt of the issuer.

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●	Fixed-Income Securities Risk. (applicable to all Funds) Fixed-income securities held by a Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. When a Fund invests in fixed-income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by a Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

o	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

o	Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

o	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. Other events such as hurricanes or earthquakes, unexpected regulatory or judicial interpretations, civil unrest and terrorism are also examples of events that, depending on the magnitude, may lead to physical and economic loss and as a result may negatively impact the market price of an issuer’s stocks or bonds.

o	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

o	Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, a Fund will be required to hold the security or keep the position open, and it could incur losses.

o	Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal prior to the security’s maturity. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

●	Floating Rate Loans Risk. (applicable to the Macro Opportunities Fund) Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. An economic downturn generally leads to higher non-payment rates, and a loan may lose significant value before a default occurs.

●	Foreign (applicable to all Funds) and Emerging Market Securities Risk. (applicable to the Macro Opportunities Fund) Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges. ADRs, EDRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

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In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

●	Government Sponsored Entities Risk. (applicable to all Funds) U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

●	Hedging Risk. (applicable to all Funds) Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner adverse to the portfolio construction employed by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Funds are not required to use hedging and may choose not to do so.

●	Illiquidity Risk. (applicable to all Funds) If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. If it needs to sell investments quickly, for example to satisfy Fund shareholder redemption requests, it may be unable to do so at fundamental values or at a price the Adviser or Subadviser deems appropriate. In addition, market conditions may cause a Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. (applicable to all Funds) If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund would receive lower interest payments on a fixed-income investment or experience a reduction in the value of the security or derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

●	Interest Rate Risk. (applicable to all Funds) Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rate causes a decline in the value of fixed-income securities or derivatives owned by a Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. (applicable to all Funds) As part of each Fund’s principal investment strategies, a Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. A Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of a Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Limited History of Operations Risk. (applicable to the Global Equity Fund) The Global Equity Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act, and the Code that do not apply to the adviser’s management of individual and institutional accounts. As a result, investors cannot judge likely mutual fund performance of the adviser by its track record of managing non-mutual fund assets and such adviser may not achieve its intended result in managing the Fund.

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●	Management Risk. (applicable to all Funds) The ability of a Fund to meet its investment objective is directly related to its Adviser’s and Subadviser’s investment strategies for such Fund. The value of your investment in a Fund may vary with the effectiveness of its Adviser’s and Subadviser’s research, analysis and asset allocation among portfolio securities. If an Adviser or Subadviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

●	Market Risk. (applicable to all Funds) The values of securities held by a Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. A Fund may experience a substantial or complete loss on any individual security or derivative position.

●	New Fund Risk. (applicable to the Global Equity Fund) The Global Equity Fund recently commenced investment operations and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders. As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

●	Non-Diversification Risk. (applicable to all Funds) A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. (applicable to all Funds) Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent a Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in a Fund will generally be higher than the cost of investing directly in the underlying fund shares.

●	Regulatory Risk. (applicable to all Funds) New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on a Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, a Fund might be required to significantly alter its investment strategies.

●	Short Position/Sales Risk. (applicable to the Macro Opportunities Fund) The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objective if, in the portfolio manager’s view, the security is over-valued. Taking short positions involves leverage of the Fund’s assets and presents various risks. In the short sale of an instrument, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available financial instruments or for other reasons. If the price of the instrument or market on which the Fund has taken a short position increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security, then the Fund will incur a loss since the Fund must pay more for the security than it received from the purchaser in the short sale. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, a short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund. The U.S. Securities and Exchange Commission (the “SEC”) and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

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●	Small and Medium Capitalization Companies Risk. (applicable to all Funds) Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

●	Sovereign Debt Risk. (applicable to the Macro Opportunities Fund) The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●	Statistical Models. (applicable to the Global Equity Fund) The Fund relies on quantitative statistical models (both proprietary models developed by Granite Peak and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, Granite Peak may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by Granite Peak for the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

●	Subordinated Securities Risk. (applicable to the Macro Opportunities Fund) A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

●	Taxation Risk. (applicable to the Global Equity Fund) The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. To do so the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Funds’ SAI. The Fund intends to meet this requirement and believes that income from instruments in which the Fund will invest (including but not limited to gains from options, futures and forward contracts) should be considered qualifying income. A difference in classification of income from these instruments could affect the Fund’s ability to achieve its investment objective and could negatively impact performance. Changes in the tax laws of the United States could result in the inability of a Fund to operate as described in this prospectus and could negatively affect such Fund and its shareholders.

●	TIPS and Inflation-Linked Bonds Risk. (applicable to the Macro Opportunities Fund) The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

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●	U.S. Treasury and Agency Securities Risk. (applicable to all Funds) Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

●	Volatility Risk. (applicable to all Funds) A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. A Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Management

The Funds are series of Context Capital Funds (the “Trust”), an open-end, management investment company (mutual fund). The Board oversees the management of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust’s executive officers may be found in the Funds’ Statement of Additional Information (the “SAI”), which is available from the Funds’ website at www.contextam.com.

Investment Advisers and Subadvisers

The Macro Opportunities Fund’s investment adviser is Context II, 401 City Avenue, Suite 800, Bala Cynwyd, PA 19004. As of March 31, 2017, Context III had approximately $106.5 million of assets under management.

Context II is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator under the Commodity Futures Trading Commission.

Context II receives an advisory fee at an annual rate equal to 1.74% of the Macro Opportunities Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context II has contractually agreed to waive its fee and/or reimburse the Macro Opportunities Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Investor Shares and Institutional Shares of the Macro Opportunities Fund to 2.14% and 1.89%, respectively, through April 30, 2018 (“Expense Cap”). Context II may be reimbursed by the Macro Opportunities Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board renewed the Investment Advisory Agreement with Context II and approved the Sub-Advisory Agreement between Context II and First Principles is available in the Macro Opportunities Fund’s annual reports for the period ended December 31, 2016 and December 31, 2015, respectively.

Subject to the general oversight of the Board, Context II is directly responsible for making the investment decisions for the Macro Opportunities Fund. Context II delegates the day-to-day management of the Macro Opportunities Fund to its subadviser, First Principles. Context II retains overall supervisory responsibility of the general management and investment of the Fund’s assets.

First Principles, 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides advisory services for commercial and community banks, insurance companies, pension funds, endowments and foundations, industrial corporations, family offices, individuals and trusts. As of March 31, 2017, First Principles had approximately $8.3 billion of assets under management.

The Global Equity Fund’s investment adviser is Context III, 401 City Avenue, Suite 800, Bala Cynwyd, PA 19004. As of March 31, 2017, Context III had approximately $12.4 million of assets under management.

Context III is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator under the Commodity Futures Trading Commission.

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Context III is entitled to receive an advisory fee at an annual rate equal to 1.59% of the Global Equity Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context III has contractually agreed to waive its fee and/or reimburse Global Equity Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context III)) of Institutional Shares of the Global Equity Fund to 1.24% through April 30, 2018 (“Expense Cap”). For the fiscal year ended December 31, 2016, Context III waived its entire advisory fee. Context III may be reimbursed by the Global Equity Fund for fees waived and expenses reimbursed by Context III pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with Context III and the Sub-Advisory Agreement between Context III and Granite Peak is available in the Global Equity Fund’s annual report for the period ended December 31, 2016.

Subject to the general oversight of the Board, Context III is directly responsible for making the investment decisions for the Global Equity Fund. Context III delegates the day-to-day management of the Fund to its subadviser, Granite Peak. Context III retains overall supervisory responsibility of the general management and investment of the Global Equity Fund’s assets.

Granite Peak, 450 Sport Hill Road, Easton, CT 06612 was founded in 2013 and provides advisory services for pooled investment vehicles and separately managed accounts. Granite Peak is registered as a commodity pool operator under the Commodity Futures Trading Commission. As of March 31, 2017, Granite Peak had approximately $74 million of assets under management.

Portfolio Managers

The Macro Opportunities Fund is managed by Mark G. Alexandridis, David Ho, Mattan Horowitz and Prasad Kadiyala who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have been managing the Fund since it commenced investment operations on August 4, 2015.

●	Mark G. Alexandridis is primarily responsible for the Fund’s overall strategy, overseeing all investments and capital allocation across asset classes. Mr. Alexandridis will continue to focus on corporate credit-related assets. Mr. Alexandridis currently serves as Chief Investment Officer of Asset Management at First Principles. Mr. Alexandridis has been at First Principles for ten years.

●	David Ho is primarily responsible for U.S. rates and municipal asset classes. He currently serves as Managing Director of Asset Management at First Principles. Mr. Ho has been at First Principles for eleven years.

●	Mattan Horowitz is primarily responsible for mortgage asset classes. He currently serves as Vice President of Asset Management at First Principles. Prior to joining First Principles in July 2014. Mr. Horowitz worked as a Senior Trader and Vice President at BNP Paribas from June 2010-May 2014.

●	Prasad Kadiyala is primarily responsible for corporate credit and derivatives strategies. He currently serves as Managing Director of Asset Management at First Principles. Mr. Kadiyala has been at First Principles for ten years.

The Global Equity Fund is managed by Daken J. Vanderburg who is primarily responsible for the day-to-day management of the Fund’s portfolio and has been managing the Fund since its inception in October 2016.

Daken J. Vanderburg founded Granite Peak, with three partners in 2013 where he serves as Chief Investment Officer and Managing Partner. Prior to founding Granite Peak, Mr. Vanderburg spent four years as a Senior Investment Associate for Bridgewater Associates, an asset management firm. Between 2008 and 2010, Mr. Vanderburg was the Head of Research and a Portfolio Manager at Chartwell Investment Partners, a registered investments adviser. Between 2000 and 2008, he was a Partner and Chief Executive Officer at Gamma Capital Partners, a quantitative hedge fund.

Mr. Vanderburg attended both the University of Pennsylvania and Columbia University for mathematics and statistics coursework. He received his BBA in Finance from the University of New Mexico where he was a Men’s Soccer Scholar All-America. He holds the Chartered Financial Analyst® designation.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of a Fund’s shares by the portfolio managers.

Other Service Providers

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the fund accountant, administrator, and transfer agent and dividend disbursing agent of the Funds. Foreside Management Services, LLC (“Foreside”), located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance services, financial controls services and business management and governance services for the Funds.

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Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of each Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisers, Subadvisers, or ALPS or any of their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class. Each Adviser or other service providers may waive all or any portion of their fees and may reimburse certain expenses of a Fund. Any agreement to waive fees or to reimburse expenses increases the investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

Context Macro Opportunities Fund - Subadviser Related Performance

The following tables show the performance of a similarly managed account by First Principles in this strategy. The similarly managed account had assets of $144 million as of December 31, 2016. The investment objective, strategies and policies of the similarly managed account are substantially similar to those of the Context Macro Opportunities Fund, and the portfolio management team of the Context Macro Opportunities Fund includes four of the five members of the portfolio management team of the similarly managed account.

The performance of the similarly managed account does not represent the historical performance of the Context Macro Opportunities Fund and should not be considered indicative of future performance of the Fund. Results may differ because the private account was not subject to 1940 Act limits or requirements regarding leverage, diversification, and liquidity that, if applicable, might have affected the performance shown. Performance may also differ because of differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, timing of purchases and sales and availability of cash for new investment. As stated above, the investment objective, strategies and policies of the accounts comprising the composite are substantially similar to those of the Context Macro Opportunities Fund.

The performance of the similarly managed account presented below is not calculated using the standardized SEC method as that which is prescribed for performance calculations used by registered investment companies, and the method used differs from the standardized SEC method. The net-of-fee returns below are calculated by deducting all expenses and investment management fees that a prospective investor of the account would pay from gross returns. The account for which performance is presented is not subject to the same type of expenses as the Fund. If the Fund’s fees and expenses had been used in calculating the similarly managed account’s performance, the performance of the similarly managed account would have been lower.

In addition, the similarly managed account is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Code, which if applicable, may have adversely affected the performance results of the similarly managed account. The results for different products may vary.

Annual Total Returns

Year End	Similarly Managed Account	Benchmark(1)
2016	2.36%	0.33%
2015	0.47%	0.05%
2014	0.85%	0.03%
2013	9.04%	0.07%
2012	4.25%	0.11%
2011	9.82%	0.10%
2010	0.62%	0.13%
2009	21.32%	0.21%
2008	27.07%	2.06%
2007	3.43%	5.00%
2006	8.32%	4.85%

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Annualized Total Returns
(For the periods ended December 31, 2016)

Period	Similarly Managed Account	Benchmark(1)
One Year	2.36%	0.33%
Five Years	3.35%	0.12%
Since Inception(2)	7.73%(2)	1.22%(3)

(1) BofA Merrill Lynch US 3-Month Treasury Bill Index, (reflects no deduction for fees or expenses)

(2) Since inception return for the Similarly Managed Account is computed from September 8, 2005.

(3) Since inception return for the Benchmark is computed from September 30, 2005.

Your Account

How to Contact the Funds

E-mail the Funds at:

ContextFunds@alpsinc.com

Telephone the Funds at:

(844) 511-9653 (toll free)

Website Address:

www.contextam.com

Write the Funds:

Context Capital Funds

c/o ALPS Fund Services

P.O. Box 1920
Denver, CO 80201

Overnight Address:

Context Capital Funds
c/o ALPS Fund Services
Attn: Transfer Agency
1290 Broadway Suite 1100

Denver, CO 80203

Wire investments (or ACH payments):

Please contact the transfer agent at (844) 511-9653 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of a Fund on any day that the NYSE is open for business. Notwithstanding this fact, a Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund’s close will receive that day’s NAV. Requests received in good order after a Fund’s close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Shares of the Funds will only be issued against full payment, as described more fully in this Prospectus and the SAI. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

A Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect a Fund or its operations. If a Fund were to refuse any purchase request, it would notify the purchaser within two business days of receiving a purchase request in good order.

When and How NAV is Determined. Each Fund class calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. To the extent that a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days that a Fund is open for business, as markets or exchanges other than the NYSE may be closed.

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The NAV of each Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class and then dividing the result (net assets) by the number of outstanding shares of the class. Since a Fund may invest in securities that trade on foreign securities markets, which may be open on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders are not able to purchase or redeem Fund shares.

Each Fund values securities listed on and traded or dealt in one or more U.S. or Non-U.S. securities exchanges and not subject to restrictions against resale in the market are generally valued at the market closing price determined at or prior to the close of the New York Stock Exchange, on the primary exchange on which the securities are traded. If the market closing price is unavailable, the securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, as of valuation time. Non-exchange traded securities for which quotations are readily available are generally valued at the market closing price or, if not available, the bid on such market for a long position or the ask on such market for a short position. Shares of an open-end investment company not traded on a securities exchange may be valued at the net asset value per share of the investment company determined as of valuation time.

Fixed-income securities are generally valued at the market closing price, or if unavailable, the fixed income securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position supplied by a Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that a Fund calculates its NAV, or (3) events occur after the close of the securities markets on which a Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market quotations are not readily available or a Fund reasonably believes that they are unreliable, the Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of members of Trust management, each Adviser and each Subadviser. Each Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that a Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

A Fund’s investments in foreign securities are more likely to require a fair value determination than investments in domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that a Fund values its portfolio securities. In determining fair value prices of foreign securities, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation or depreciation, securities market movements in the U.S. and other relevant information as related to the securities.

Securities of smaller companies are more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities (collectively, “financial intermediaries”), to accept purchase, exchange and redemption orders on the Funds’ behalf. If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different from the policies and fees you would be subject to if you had invested directly in a Fund. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

A Fund will be deemed to have received a purchase or redemption order when a financial intermediary that is an agent of the Fund for the purpose of accepting orders receives the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day’s NAV.

Payments to Financial Intermediaries. A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, a Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

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Each Adviser or another Fund affiliate, out of its own resources and not as an expense of a Fund, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from an Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.

Any compensation received by a financial intermediary, whether from a Fund, an Adviser or another affiliate, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund’s overall obligation to deter money laundering under federal law. The Trust’s Anti-Money Laundering Program is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI, which is available on the Funds’ website at www.contextam.com.

Choosing a Share Class

The Macro Opportunities Fund currently consists of three classes of shares: Investor Shares and Institutional Shares offered in this Prospectus and Advisory Shares. The Global Equity Fund currently consists of two classes of shares: Institutional Shares offered in this Prospectus and Investor Shares. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of the Macro Opportunities Fund are for retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are not sold with the imposition of initial sales charges but are subject to a Rule 12b-1 fee of up to 0.25% of a Fund’s average daily net assets. A lower minimum initial investment is required to purchase Investor Shares.

Institutional Shares. Institutional Shares of a Fund are designed for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Institutional Shares are sold without the imposition of initial sales charges and are not subject to any Rule 12b-1 fees.

	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,000	$1,000,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	None

Under certain circumstances, an investor’s investment in one class of shares of a Fund may be converted into an investment in another class of shares of that Fund. No gain or loss will generally be recognized for federal income tax purposes as a result of such a conversion, and a shareholder’s basis in the acquired shares will be the same as such shareholder’s basis in the converted shares. Shareholders should consult their tax advisors regarding the state and local tax consequences of such a conversion, or any exchange of shares.

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Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, third party checks, cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check). The Funds and the Advisers also reserve the right to accept in kind contributions of securities in exchange for shares of the Funds.

Checks. Checks must be made payable to “Context Capital Funds.”

ACH. The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service. You can instruct the Funds to make subsequent purchases via ACH with existing bank instructions on record or add new instructions with a written letter of instruction Medallion guaranteed.

Wires. You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to the Fund. Your U.S. financial institution may charge you a fee for this service. For Fund wire instructions, please contact the Funds.

Minimum Investments. The Funds accept investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares (Macro Opportunities Fund only)
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50
Institutional Shares
Standard Accounts	$1,000,000	None
Retirement Accounts	$1,000,000	None

The Funds reserve the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts are owned by a minor child but controlled by an adult custodian.	● Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities These accounts are owned by the entity, but control is exercised by its officers, partners or other management.	● The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.
Trusts	● The trust must be established before an account may be opened. ● The trust must provide the signature pages from the trust document identifying the trustees.

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Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Funds will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Funds to identify you. If you do not supply the required information, the Funds will attempt to contact you or, if applicable, your financial adviser. If the Funds cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Funds will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Funds will try to verify your identity within a timeframe established in its sole discretion. If the Funds cannot do so, each Fund reserves the right to redeem your investment at the next NAV calculated after such Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. The Funds require that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Funds.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary ● Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary ● Contact your financial intermediary using the method that is most convenient for you.

By Check

● Call, write or e-mail the Funds or visit the Adviser’s website for an account application.

● Complete the application (and other required documents, if applicable).

● Mail the Funds your original application (and other required documents, if applicable) and a check.

By Check

● Fill out an investment slip from a confirmation statement or write the Funds a letter.

● Write your account number on your check.

● Mail the Funds the investment slip or your letter and the check.

By Wire ● You open your account with a Wire. Please call the Funds at (844) 511-9653 for wire instructions.	By Wire ● Instruct your U.S. financial institution to wire money to the Funds.

By ACH Payment (for Investor Shares only)

● Call or write the Funds to request a purchase by ACH payment.

● The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

● ACH purchases are limited to $100,000 per day.

By ACH Payment (for Investor Shares only)

● Call the Funds to request a purchase by ACH payment.

● The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

● ACH purchases are limited to $100,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $100,000) into your account on a specified day and frequency. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. The Funds may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

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A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (844) 511-9653 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund shareholder may pose risks to other shareholders in a Fund, including (1) the dilution of a Fund’s NAV, (2) an increase in a Fund’s expenses, and (3) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of the potential harm to a Fund and its long term shareholders, the Board of Trustees has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a Fund may limit additional purchases of shares by shareholders who are believed by a Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of shares. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases of shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The Funds will assess the effectiveness of current policies and surveillance tools on an ongoing basis, and the Board of Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if a Fund is unable to detect and deter trading abuses, a Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of shares, even when the trading is not for abusive purposes.

Canceled or Failed Payments. The Funds accept checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses and expenses incurred by such Fund or the transfer agent. The Funds and their agents have the right to reject or cancel any purchase request due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the SEC determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

The Funds will not issue shares until payment is received. If redemption is sought for shares for which payment has not been received, the Funds will delay sending redemption proceeds until payment is received, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

Prepare a written request including:

your name(s) and signature(s);

your account number;

the Fund name and class;

the dollar amount or number of shares you want to sell;

how and where to send the redemption proceeds;

a Medallion Signature Guarantee (if required); and

other documentation (if required).

Mail the Fund your request and documentation.

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By Telephone

Call the Funds with your request, unless you declined telephone redemption privileges on your account application.

Provide the following information:

your account number;

the exact name(s) in which the account is registered; and

an additional form of identification.

Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

Complete the systematic withdrawal section of the application.

Attach a voided check to your application.

Mail the completed application to the Fund.

Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. Systematic withdrawals must be for at least $50 per occurrence. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or the Funds at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting the Funds sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (844) 511-9653 (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	written requests to redeem $100,000 or more;

●	changes to a shareholder’s record name or account registration;

●	paying redemption proceeds from an account for which the address has changed within the last 30 days;

●	sending redemption and distribution proceeds to any person, address or financial institution account not on record;

●	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

●	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The Funds reserve the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares in a Fund within 90 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of a Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs.

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To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions may be exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

●	redemption of shares in a deceased shareholder’s account;

●	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

●	redemption of shares purchased through a dividend reinvestment program;

●	redemption of shares pursuant to a systematic withdrawal plan;

●	redemptions in a qualified retirement plan under section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code; and

●	redemptions from share transfers, rollovers, re-registrations within the same Fund or conversions from one share class to another within the same Fund, if applicable.

The Funds may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Funds may not recognize one or more of the exceptions to the redemption fee listed above. Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on a Fund’s shares transferred to the financial intermediary and subsequently liquidated). Certain financial intermediaries may waive the redemption fee, subject to approval of a Fund officer. Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated. If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for a Fund, no redemption fee will be charged directly to the financial intermediary’s account by such Fund.

Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Institutional Shares
Standard Accounts	$2,000	$1,000,000
Retirement Accounts	$2,000	$1,000,000

Redemptions in Kind. Pursuant to an election filed with the SEC, under certain circumstances the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Distribution and Shareholder Service Fees. The Trust has adopted a Rule 12b-1 plan under which the Funds pay the Distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and/or the servicing of shareholder accounts.

Because the Investor Shares may pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Shares.

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In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

Exchanging Shares

You may exchange Fund shares for shares of other Context Capital Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary Contact your financial intermediary by the method that is most convenient for you.

By Mail

Prepare a written request including:

your name(s) and signature(s);

your account number;

the name of each Fund you are exchanging;

the dollar amount or number of shares you want to sell (and exchange);

a Medallion Signature Guarantee (if required); and

other documentation (if required).

Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

Mail the Fund your request and documentation.

By Telephone

Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

Provide the following information:

your account number;

exact name(s) in which the account is registered; and

additional form of identification.

Retirement Accounts

You may invest in shares of the Funds through an IRA, including traditional and Roth IRAs, also known as a “Qualified Retirement Account.” The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

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Other Information

Dividends and Distributions. The Macro Opportunities Fund intends to distribute substantially all of its net investment income annually and net-realized capital gains annually in December. The Global Equity Fund intends to distribute substantially all of its net ordinary income and short-term and long-term capital gains each year. All such distributions will be reinvested in shares of the respective Fund. Alternatively, you may choose to have your distributions sent directly to your bank account or paid to you by check. Shareholders will be responsible for any overnight fees of $22. IRA shareholders will be charged a $10 maintenance fee annually. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested.

Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash the shareholder could have received. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. It is anticipated that most of the Macro Opportunities Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), certain options transactions (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

It is anticipated that the Global Equity Fund’s assets will consist largely, if not entirely, of regulated futures contracts and interest-bearing obligations. Regulated futures contracts are subject to special treatment for federal income tax purposes: gains and losses on regulated futures contracts are generally treated as capital gains, which are 60% long-term and 40% short-term; and those contracts are required to be “marked to market” as of the end of the year, with the result that gains or losses on them are recognized for tax purposes each year even though they continue to be held past the end of the year. For the Global Equity Fund to avoid entity-level tax each year, it will generally be required to distribute out to shareholders the net income and gain that the Fund recognizes in the year. Accordingly, investors can generally expect to receive taxable distributions each year to the extent that the Fund assets appreciate in the year – i.e., for tax purposes, there will be no significant deferral of gains attributable to an investment in the Fund – and no more than approximately 60% of the taxable amounts each year are likely to be taxable at the lower rates applicable to long-term capital gains.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund could elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. It is not expected that either Fund is likely to meet the 50% test in any year.

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A portion of distributions paid by each Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Context Capital Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct a Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund’s shares.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to a specific series (such as the approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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Financial Highlights

The financial information about the Funds below is intended to help you understand each Fund’s financial performance since its inception. Certain information reflects financial results for a single Fund share outstanding. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The information for the Macro Opportunities Fund has been audited by Tait, Weller & Baker, LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request. The information for the Global Equity Fund has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are incorporated by reference in the Statement of Additional Information, which is available upon request.

	Context Macro Opportunities Fund Institutional Shares
	Year Ended December 31, 2016	Year Ended December 31, 2015(a)
Net asset value, beginning of period	$9.92	$10.00
Income (loss) from operations:
Net investment income/(loss)(b)	0.07	(0.06)
Net realized and unrealized gain/(loss) from investments	0.15	(0.02)
Total from investment operations.	0.22	(0.08)
Less Distributions:
From investment income	(0.06)	—
From net realized gains	(0.03)	—
Total Distributions	(0.09)	—
Redemption fees added to paid in capital	0.00 (c)	0.00	(c)
Net increase/(decrease) in net asset value	0.13	(0.08)
Net asset value, end of period	$10.05	$9.92
Total return	2.18%	(0.80	)%(d)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$104,357	$61,339
Ratios to average net assets:
Expenses excluding fee waivers and reimbursements(e)	3.25%	5.29	%(f)
Expenses including fee waivers and reimbursements(e)	2.03%	1.95	%(f)
Net investment loss	0.66%	(1.45	)%(f)
Portfolio turnover rate	230%	410	%(d)(g)

(a)	The inception date of the Fund is December 23, 2014. The Fund commenced investment operations and public offering on August 4, 2015.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Less than $0.005 per share.

(d)	Not annualized.

(e)	Interest expense on securities sold short totaled 0.14% of average net assets.

(f)	Annualized.

(g)	Determined on a Fund level as a whole.

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	Context Macro Opportunities Fund Investor Shares
	For the Period January 13, 2016 to December 31, 2016(a)
Net asset value, beginning of period	$10.02

Income (loss) from operations:
Net investment income(b)	0.05
Net realized and unrealized gain from investments	0.04
Total from investment operations.	0.09
Less Distributions:
From investment income	(0.03)
From net realized gains	(0.03)
Total Distributions	(0.06)
Net increase in net asset value	0.03
Net asset value, end of period	$10.05
Total return	0.94	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$135
Ratios to average net assets:
Expenses excluding fee waivers and reimbursements(d)	3.51	%(e)
Expenses including fee waivers and reimbursements(d)	2.28	%(e)
Net investment loss	0.52	%(e)
Portfolio turnover rate	230	%(c)(f)

(a)	Investor Shares commenced operations on January 13, 2016.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Not annualized.

(d)	Interest expense on securities sold short totaled 0.14% of average net assets.

(e)	Annualized.

(f)	Determined on a Fund level as a whole.

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	Context Strategic Global Equity Fund Institutional Shares
	For the Period October 27, 2016 to December 31, 2016(a)
Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment loss(b)	(0.03)
Net realized and unrealized gain from investments	0.73
Total from investment operations.	0.70
Net increase in net asset value	0.70
Net asset value, end of period	$10.70
Total return	7.00	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10,931
Ratios to average net assets:
Expenses excluding fee waivers and reimbursements	4.49	%(d)
Expenses including fee waivers and reimbursements	1.94	%(d)
Net investment loss	(1.73	)%(d)
Portfolio turnover rate	0	%(c)(e)

(a)	The Fund commenced investment operations and public offering on October 27, 2016.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover is zero due to not having any long-term securities.

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Context Macro Opportunities Fund
Investor Shares (CMOFX)
Institutional Shares (CMOTX)

Context Strategic Global Equity Fund
Institutional Shares (CGPGX)

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in such Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Context Capital Funds
c/o ALPS Fund Services
P.O. Box 1920

Denver, CO 80201
(844) 511-9653 (toll free)

www.contextam.com

The Funds’ Prospectus, SAI and annual and semi-annual reports are available, without charge, on the Funds’ website at: www.contextam.com.

Securities and Exchange Commission Information

You may also review and copy the Funds’ annual and semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-22897

256-PRU-0517

Context Macro Opportunities Fund
Advisory Shares (not currently offered)

Context Strategic Global Equity Fund
Investor Shares (not currently offered)

Series of Context Capital Funds

PROSPECTUS

May 1, 2017

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

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CONTEXT MACRO OPPORTUNITIES FUND

Summary Section

Investment Objective

The Context Macro Opportunities Fund (the “Macro Opportunities Fund” or the “Fund”) seeks total return with low correlation to broad financial markets. Total return consists of capital appreciation and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Advisory Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.74%
Distribution and/or Service (12b-1) Fees	0.10%
Other Expenses(1)
Other Expenses	1.47%
Dividend Expenses and Fees on Short Sales	0.14%
Total Other Expenses	1.61%
Total Annual Fund Operating Expenses	3.45%
Fee Waiver and/or Expense Reimbursement(2)	(1.22)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	2.23%

(1)	“Other Expenses” have been restated to reflect changes in contractual fees and include indirect expenses of securities of other investment companies held by the Fund, if any.

(2)	Context Advisers II, L.P. (“Context II”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Advisory Shares to 1.99% through April 30, 2018 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Context II may be reimbursed by the Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived.

(3)	The expense ratios presented are net of fees waived and/or expense reimbursements and include the effect of interest on securities sold short (0.14%).

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Advisory Shares	$226	$946	$1,689	$3,649

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than 100% (see “Active Trading Risk”)).For the fiscal year ended December 31, 2016, the Fund’s portfolio turnover rate was 230% of the average value of its portfolio.

Principal Investment Strategies

In seeking to achieve the Fund’s investment objective, First Principles Capital Management, LLC (“First Principles”), the Fund’s subadviser, employs a number of arbitrage and alternative investment strategies to pursue its investment objective and may have exposure to long and short positions across all of its asset classes. In seeking to pursue these strategies, the Fund may invest in a wide range of debt securities and derivative instruments. The Fund may also invest in equity securities and equity-linked derivative instruments. The Fund seeks total returns with low correlation to broad financial markets and accordingly, the Fund does not seek to replicate the returns of any financial index.

First Principles is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context II.

In seeking to achieve the Fund’s investment objective, First Principles may utilize multiple alternative investment strategies to generate a return profile that is not generally correlated to broad financial markets.

First Principles’ investment strategies include but are not limited to:

●	Break-Even Inflation Trading: First Principles may take a “break-even inflation” position by trading inflation linked securities against their nominal bond equivalent. The resulting spread will generally be neutral to changes in interest rates.

●	Capital Structure Arbitrage: First Principles will enter into relative value trades in senior tranches of credit default indices positioned against subordinated tranches.

●	Hedged Mortgage-Backed Securities Trading: First Principles may seek to capture value resulting from differences in views related to prepayment characteristics.

●	Volatility Spread Trading: First Principles may seek to capture mispricing in volatility by taking offsetting positions in two or more option-related instruments.

●	Opportunistic Investing: First Principles may employ other arbitrage and alternative strategies when it believes attractive market opportunities arise.

First Principles periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, First Principles considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. First Principles considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to provide total return consistent with the Fund’s overall risk/return profile.

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Because First Principles invests opportunistically based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers, including issuers from emerging markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

The debt securities that the Fund may invest in include debt securities of U.S. and non-U.S. corporate and other non-governmental entities, sovereign debt, debt securities of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), municipal securities, certain mortgage-backed and asset-backed securities, exchange-traded notes and collateralized debt and loan obligations. The Fund may invest without limit in debt securities rated below investment grade (known as “junk bonds”) or, if unrated, of equivalent credit quality as determined by First Principles. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. The Fund has no policy limitations with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration.

A significant portion of the Fund’s investment strategies may involve the use of derivative instruments which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in include: swaps; options; forward contracts; futures contracts and options on futures contracts; caps and floors; and credit-linked notes. The Fund may use derivatives to manage the Fund’s portfolio or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may also enter into repurchase or reverse repurchase agreements. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments, short-sale transactions and reverse repurchase agreements. The Fund will maintain segregated collateral positions to comply with applicable laws and regulations related to debt or obligations incurred by the Fund.

The Fund may engage in short sales for hedging purposes or to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

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●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Asset-Backed and Mortgage-Backed Securities Risk. Asset-backed and mortgage-backed securities are subject to risk of prepayment. These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.

●	Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

●	Collateralized Debt Obligations and Collateralized Loan Obligations Risk. Investment in a collateralized debt obligation (“CDO”) or collateralized loan obligation (“CLO”) is subject to the credit, subordination, and other risks of the obligations underlying the CDO or CLO and the tranche of the CDO or CLO in which the Fund invests. CDOs and CLOs are subject to liquidity risk. Synthetic CDOs are also subject to the risks of investing in derivatives, such as credit default swaps, and leverage risk.

●	Convertible Securities Risk. The risk that the market value of a convertible security will perform the same as a regular fixed-income security; that is, if market interest rates rise, the value of the convertible security falls. In the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders. Consequently, an issuer’s convertible securities generally may be viewed as having more risk than its fixed-income securities but less risk than its common stock.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

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○	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

○	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

○	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities.

○	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

○	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Distressed Securities Risk. The Fund’s investment in distressed securities, including “junk bonds,” may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See “Below Investment Grade Securities Risk” above.

●	Duration Risk. Duration seeks to measure the price sensitivity of a fixed-income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by First Principles, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. First Principles may not be successful in its efforts to limit sensitivity to interest rate changes.

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

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●	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other fixed-income securities may decline significantly.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Floating Rate Loans Risk. Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. An economic downturn generally leads to a higher non-payment rate, and a loan may lose significant value before a default occurs.

●	Foreign and Emerging Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. First Principles may invest in emerging market countries, which can involve higher degrees of risk compared to developed economies.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

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●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. As part of the Fund’s principal investment strategies, the Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Management Risk. If Context II and First Principles make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Short Position/Sales Risk. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market on which the Fund has taken a short position increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security, then the Fund will incur a loss since the Fund must pay more for the security than it received from the purchaser in the short sale. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, therefore the risk of loss may be unlimited. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund.

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●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

●	Sovereign Debt Risk. The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●	Subordinated Securities Risk. A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

●	TIPS and Inflation-Linked Bonds Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information

The following bar chart and table provide some indication of the risk of investing in the Fund. The bar chart will show how the performance of the Fund’s Institutional Shares has varied from year to year. The past performance shown below is for the Fund’s Institutional Shares, which are not offered through this prospectus. The table shows how the Fund’s Institutional Shares average annual total returns for certain time periods compared to the returns of a broad-based securities index. Performance information and returns for the Advisory Shares will be included after this share class has been in operation for one complete calendar year. Although Advisory Shares will have similar annual returns to Institutional Shares because the classes are invested in the same portfolio of securities, the returns for Advisory Shares will vary from Institutional Shares because of different expenses. Of course, the Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance. Performance reflects expense reimbursements and/or fee waivers in effect. If such reimbursements or fee waivers were not in place, the Fund’s performance would be reduced. Updated performance information is available at no cost by visiting www.contextam.com/fund or by calling 844-511-9653.

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INSTITUTIONAL SHARES ANNUAL TOTAL RETURN YEARS ENDED 12/31

Best Quarter: Q1 2016 1.71%           Worst Quarter: Q3 2016 0.10%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16

After-tax returns for the Fund’s Institutional Shares are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Since Inception
Institutional Shares Before Taxes	8/4/15	2.18%	0.97%
After Taxes on Distributions		1.80%	0.70%
After Taxes on Distributions and Sale of Fund Shares		1.23%	0.62%
BofA Merrill Lynch 3 Month U.S. Treasury Bill Index		0.33%	0.27%

The BofA Merrill Lynch 3 Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

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Management

Investment Adviser. Context Advisers II, L.P. is the Fund’s investment adviser.

Subadviser. First Principles Capital Management, LLC is the subadviser to the Fund.

Portfolio Managers.

The Fund is managed on a day-to-day basis by Mark G. Alexandridis, David Ho, Mattan Horowitz and Prasad Kadiyala, who are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Alexandridis, Ho, Horowitz and Kadiyala have served as the Portfolio Managers of the Fund since it commenced investment operations on August 4, 2015.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 511-9653 (toll free) or writing to the Fund at Context Capital Funds c/o ALPS Fund Services, Inc., P.O. Box 1920, Denver, CO 80201. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Advisory Shares
Standard Accounts	$100,000	None
Retirement Accounts	$100,000	None

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders (other than certain tax-exempt shareholders) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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CONTEXT STRATEGIC GLOBAL EQUITY FUND

Summary Section

Investment Objective

The Context Strategic Global Equity Fund (the “Global Equity Fund” or the “Fund”) seeks capital appreciation while also seeking to preserve capital in severely declining markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.99%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses(2)	2.37%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	3.66%
Fee Waiver and/or Expense Reimbursement(3)	(2.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.54%

(1)	“Management Fees” have been restated to reflect current fees.

(2)	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.

(3)	Context Advisers III, LLC (“Context III”) has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context III)) of Investor Shares to 1.49% through April 30, 2018 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Context III may be reimbursed by the Fund for fees waived and expenses reimbursed by Context III pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived or reimbursed.

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Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

	1 Year	3 Years
Investor Shares	$157	$924

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than 100% (see “Active Trading Risk”)). From the Fund’s commencement of investment operations on October 27, 2016 through December 31, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund is designed to deliver exposure to global developed equity markets and strives to mitigate risk and preserve capital in severely declining markets. During normal conditions, the Fund is designed to deliver developed global equity market exposure. During severe market declines, the Fund strives to deliver returns higher than the developed global equity market indices with minimal negative impact on performance during normal market conditions.

The Fund pursues its objective by investing, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities that provide exposure to developed equity markets. The Fund will maintain these exposures by investing in a broad and diverse group of global stock indices in developed markets generally through the use of stock index futures. Should the futures market or securities environment change materially, the Fund may utilize options, swaps, equities or other instruments to try to obtain the desired exposure. The Fund will invest, under normal conditions, in at least three countries (one of which may be the U.S.) with at least 40% of its net assets invested in countries other than the U.S. For a portion of its investments, the Fund will also seek to reduce the volatility of its net asset value, by investing in “long” positions in volatility instruments, such as volatility futures on various equity indices (for example, the S&P 500 Index, or the Euro Stoxx Index). During market declines, volatility instruments often move in the opposite direction of equity markets, and can act as a useful tool to help offset losses in equity markets. The Fund has no market capitalization constraints. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments.

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (“Granite Peak”), the Fund’s subadviser, employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

Granite Peak is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context III.

Granite Peak’s investment strategies include but are not limited to:

●	Permanent Protection: Granite Peak intends to maintain a small, permanent long position in one or more available volatility futures contracts which, due to their negative correlation with the S&P 500 index and other market indexes, are expected to provide a degree of protection in the event of a sudden one-day adverse move. This position will not fully protect the portfolio from loss, but is expected to provide some degree of offset. The cost of maintaining this position is expected to be minimal.

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●	Global Equity: Granite Peak intends to invest most of the portfolio in a basket of index futures to create a balanced exposure to the world’s developed markets. In considering allocation among various markets, Granite Peak will consider, among other factors, each market’s capitalization, volatility, valuation, and return potential. While the broad diversification is expected to reduce overall risk relative to any one market, world markets tend to be correlated, especially in times of crisis, which has the effect of limiting the benefit of diversification.

●	Tactical Volatility Positioning – Granite Peak will tactically invest in one or more volatility futures contracts, or other volatility instruments, in order to augment the hedge provided by the Permanent Protection position. This tactical allocation will be based upon proprietary research and modelling work of Granite Peak, and is intended to increase the hedge levels in the portfolio both before and as volatility levels rise. The purpose of this strategy is to obtain as much portfolio protection as possible while substantially reducing the very high expected cost of maintaining permanent protection for the full portfolio.

Granite Peak periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, Granite Peak considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. Granite Peak considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to achieve the Fund’s investment objective.

Because Granite Peak invests based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers within developed equity markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

It is expected that a significant portion of the Fund’s investment strategies will involve the use of derivative instruments, such as futures on stock indices, to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in also include: swaps; options; forward contracts; and options on futures contracts. The Fund may use derivatives to manage the Fund’s exposure to global developed equity markets; in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments and short-sale transactions. The Fund will maintain segregated collateral positions to the extent required to comply with applicable laws and regulations related to debt or obligations incurred by the Fund. A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

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Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to provide exposure to global developed equity markets, to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

○	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

○	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

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○	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities. Volatility futures contracts are unlike traditional futures contracts because they are not based on a tradable reference asset and the settlement price of a volatility futures contract is based on the calculation that determines the level of the volatility index. As a result, the behavior of a volatility futures contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset. In addition, as the volatility levels in the relevant market increase or decrease, there will likely be a corresponding increase or decrease in the value of volatility futures contracts.

○	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

○	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

○	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt.

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●	Foreign Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. The Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Limited History of Operations Risk. The Fund has a limited history of operation. In addition, Context III and Granite Peak have not previously managed a mutual fund.

●	Management Risk. If Context III and Granite Peak make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

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●	New Fund Risk. The Fund recently commenced investment operations and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

●	Statistical Models. The Fund relies on quantitative statistical models (both proprietary models developed by Granite Peak and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by Granite Peak for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

●	Taxation Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”). To do so the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Fund’s Statement of Additional Information (“SAI”). The Fund intends to meet this requirement and believes that income from instruments in which the Fund will invest (including but not limited to gains from options, futures and forward contracts) should be considered qualifying income. A difference in classification of income from these instruments could affect the Fund’s ability to achieve its investment objective and could negatively impact performance. Changes in the tax laws of the United States could result in the inability of a Fund to operate as described in this prospectus and could negatively affect such Fund and its shareholders.

●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Performance Information

No performance information is presented for the Fund at this time, as the Fund commenced operations on October 27, 2016. Once the Fund has at least one full calendar year of performance, a bar chart and performance table will be included in the prospectus. This information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI World Net Total Return Local Index. Please note that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.contextam.com/fund or by calling 844-511-9653.

Management

Investment Adviser. Context Advisers III, LLC is the Fund’s investment adviser.

Subadviser. Granite Peak Asset Management, LLC is the subadviser to the Fund.

Portfolio Manager.

The Fund is managed on a day-to-day basis by Daken J. Vanderburg, who is primarily responsible for the day-to-day management of the Fund. Mr. Vanderburg has served as the Portfolio Manager of the Fund since its inception in October 2016.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (844) 511-9653 (toll free) or writing to the Fund at Context Capital Funds c/o ALPS Fund Services, Inc., P.O. Box 1920, Denver, CO 80201. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders (other than certain tax-exempt shareholders) as ordinary income or capital gains. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Details Regarding Principal Investment Strategies And Risks

The Macro Opportunities Fund seeks total return with low correlation to broad financial markets. Total return consists of capital appreciation and income.

The Global Equity Fund seeks capital appreciation while also seeking to preserve capital in severely declining markets.

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees (the “Board”) without a vote of shareholders, however, shareholders will be notified of any such change after it is approved by the Board.

Additional Information Regarding Principal Investment Strategies

Macro Opportunities Fund

The Fund employs a number of arbitrage and alternative investment strategies to pursue its investment objective and may have exposure to long and short positions across all of its asset classes. In order to pursue these strategies, the Fund may invest in a wide range of debt securities and derivative instruments. The Fund may also invest in equity securities and equity-linked derivative instruments. First Principles Capital Management, LLC (“First Principles”) is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context Advisers II, L.P. (“Context II”). In seeking to achieve the Fund’s investment objective, First Principles utilizes multiple alternative investment strategies including but not limited to, break-even inflation trading, capital structure arbitrage, hedged mortgage-backed securities trading, volatility spread trading and opportunistic investing to allocate the Fund’s assets. First Principles periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, First Principles considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. First Principles considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. Multiple alternative investment strategies are employed to generate a return profile that is not generally correlated to broad financial markets. The goal of this process is to identify a combination of investments and strategies with the potential to provide total return consistent with the Fund’s overall risk/return profile. Because the Fund seeks total returns with low correlation to broad financial markets, the Fund does not seek to replicate the returns of any financial index.

First Principles’ investment strategies include but are not limited to:

●	Break-Even Inflation Trading: First Principles may take a “break-even inflation” position by trading inflation linked securities against their nominal bond equivalent. The resulting spread will generally be neutral to changes in interest rates.

●	Capital Structure Arbitrage: First Principles will enter into relative value trades in senior tranches of credit default indices positioned against subordinated tranches.

●	Hedged Mortgage-Backed Securities Trading: First Principles may seek to capture value resulting from differences in views related to prepayment characteristics.

●	Volatility Spread Trading: First Principles may seek to capture mispricing in volatility by taking offsetting positions in two or more option-related instruments.

●	Opportunistic Investing: First Principles may employ other arbitrage and alternative strategies when it believes attractive market opportunities arise.

Because First Principles invests opportunistically based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers, including issuers from emerging markets. There is no minimum or maximum amount of the Fund’s assets that may be invested in any one asset class, country or geographic region. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

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The debt securities that the Fund may invest in include debt securities of U.S. and non-U.S. corporate and other non-governmental entities, sovereign debt, debt securities of U.S. and non-U.S. governmental entities (including government agencies and instrumentalities), municipal debt, debt securities issued by supranational organizations, cash, cash equivalents and other short-term instruments, mortgage-related or mortgage-backed securities (including TBA, “sub-prime” agency and non-agency mortgage-backed securities, and whole loans), exchange-traded notes (“ETNs”), collateralized debt obligations, collateralized loan obligations, asset-backed securities, secured and unsecured floating rate loans, variable and fixed rate loans and other related instruments, convertible securities, preferred securities, treasury inflation protected securities (“TIPS”) and other inflation-linked securities, subordinated securities, event-linked bonds, and securities of other investment funds that invest primarily in debt securities. The Fund may invest in debt securities rated below investment grade (known as “junk bonds”) or, if unrated, of equivalent credit quality as determined by First Principles. The Fund’s investments in debt securities rated below investment grade may include securities that are in default. There is no percentage limit on the Fund’s exposure to below investment-grade fixed-income securities including, emerging market fixed-income securities. The Fund has no policy limitations with respect to the credit rating, maturity or duration of the debt securities in which it may invest, and may invest in debt securities of any credit rating, maturity or duration.

A significant portion of the Fund’s investment strategies may involve the use of derivative instruments which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in include: credit default, index, credit default index, interest rate and total return swaps; options; forward contracts; futures contracts and options on futures contracts; caps and floors; and credit-linked notes. The Fund may use derivatives in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; as a means of adjusting the Fund’s portfolio duration or other portfolio characteristics; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may also enter into repurchase or reverse repurchase agreements. The Fund may incur leverage either by engaging in conventional borrowing or by using instruments, such as derivative instruments, short-sale transactions and reverse repurchase agreements, which may cause the Fund to incur economic and/or financial leverage. The Fund will maintain segregated collateral positions to comply with applicable laws and regulations related to debt or obligations incurred by the Fund.

The Fund may engage in short sales for hedging purposes or to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative. Short selling may result in greater risk because losses are potentially unlimited. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include ETFs and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include but are not be limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

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Global Equity Fund

Under normal conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities that provide exposure to developed equity markets. This is a non-fundamental policy that may be changed by the Board of Trustees (the “Board”) upon 60 days’ prior notice to shareholders. The Fund will maintain these exposures by investing in a broad and diverse group of global stock indices in developed markets generally through the use of stock index futures. Should the futures market or securities environment change materially, the Fund may utilize options, swaps, equities or other instruments to try to obtain the desired exposure. The Fund will invest, under normal conditions, in at least three countries (one of which may be the U.S.) with at least 40% of its net assets invested in countries other than the U.S. For a portion of its investments, the Fund will also seek to reduce the volatility of its net asset value, by investing in “long” positions in volatility instruments, such as volatility futures on various equity indices (for example, the S&P 500 Index or the Euro Stoxx Index). During market declines, volatility instruments often move in the opposite direction of equity markets, and can act as a useful tool to help offset losses in equity markets. The Fund has no market capitalization constraints. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments.

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (“Granite Peak”), the Fund’s subadviser, employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

Granite Peak is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context Advisers III, LLC (“Context III”). Granite Peak periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, Granite Peak considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. Granite Peak considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to achieve the Fund’s investment objective.

The investment strategy managed by Granite Peak is designed with the goal of maintaining the following attributes:

●	Permanent Protection: Granite Peak intends to maintain a small, permanent long position in one or more available volatility futures contracts which, due to their negative correlation with the S&P 500 index and other market indexes, are expected to provide a degree of protection in the event of a sudden one-day adverse move. This position will not fully protect the portfolio from loss, but is expected to provide some degree of offset. The cost of maintaining this position is expected to be minimal.

●	Global Equity: Granite Peak intends to invest most of the portfolio in a basket of index futures to create a balanced exposure to the world’s developed markets. In considering allocation among various markets, Granite Peak will consider, among other factors, each market’s capitalization, volatility, valuation, and return potential. While the broad diversification is expected to reduce overall risk relative to any one market, world markets tend to be correlated, especially in times of crisis, which has the effect of limiting the benefit of diversification.

●	Tactical Volatility Positioning – Granite Peak will tactically invest in one or more volatility futures contracts, or other volatility instruments, in order to augment the hedge provided by the Permanent Protection position. This tactical allocation will be based upon proprietary research and modelling work of Granite Peak, and is intended to increase the hedge levels in the portfolio both before and as volatility levels rise. The purpose of this strategy is to obtain as much portfolio protection as possible while substantially reducing the very high expected cost of maintaining permanent protection for the full portfolio.

Because Granite Peak invests based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers within developed equity markets. There is no minimum or maximum amount of the Fund’s assets that may be invested in any one asset class, country or geographic region. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

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It is expected that a significant portion of the Fund’s investment strategies will involve the use of derivative instruments, such as stock index futures, which may be used to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in also include: swaps; options; forward contracts; and options on futures contracts. The Fund may use derivatives to manage the Fund’s exposure to global developed equity markets; in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; as a means of adjusting the Fund’s portfolio characteristics; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may incur leverage either by engaging in conventional borrowing or by using instruments, such as derivative instruments, and short-sale transactions. The Fund will maintain segregated collateral positions to the extent required to comply with applicable laws and regulations related to debt or obligations incurred by the Fund. A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include but are not be limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include ETFs and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

Manager of Managers Structure. The Context Capital Funds’ Board has approved a “manager of managers” structure that permits Context II and Context III to appoint and replace subadvisers and enter into, materially amend and terminate sub-advisory agreements with other investment managers with respect to the Funds, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”).

A Fund’s ability to implement the Manager of Managers Structure is pursuant to an exemptive order from the SEC (“Exemptive Relief”). The Global Equity Fund is not currently relying on the Exemptive Relief. Pursuant to the Exemptive Relief, the Macro Opportunities Fund is required to notify shareholders of the retention of a new subadviser within 90 days of the hiring of the new subadviser. In the future, Context II may propose to appoint or replace one or more subadvisers subject to Board approval and applicable shareholder notice requirements.

The Manager of Managers Structure enables the Macro Opportunities Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements. Under the Manager of Managers Structure, Context II maintains the ultimate responsibility, subject to the oversight of the Board, to recommend the hiring and replacement of subadvisers. The Manager of Managers Structure provides Context II with the discretion to terminate any subadviser and allocate and reallocate the Macro Opportunities Fund’s assets for management among the subadvisers and itself. The Manager of Managers Structure does not permit investment management fees paid by a Fund to be increased without shareholder approval or change an adviser’s responsibilities to such Fund including the adviser’s responsibility for all advisory services furnished by a subadviser.

Temporary Defensive Position. In response to market, economic, political or other conditions, an Adviser or Subadviser may temporarily use a different investment strategy for a Fund for defensive purposes. Such a strategy could include investing up to 100% of a Fund’s assets in cash or cash equivalent securities such as U.S. Treasury securities and money market mutual funds. To the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. Defensive investing could affect a Fund’s performance and a Fund might not achieve its investment objective. A Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

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Additional Information Regarding Principal Investment Risks

Each Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in a Fund, and a Fund could underperform other investments. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that a Fund will meet its investment objective.

●	Active Trading Risk. (applicable to all Funds) A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce a Fund’s return, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

●	Arbitrage or Fundamental Risk. (applicable to all Funds) A fund employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the fund as it unwinds failed trades. For example an issuer may default or may be unable to make interest and dividend payments when due. With respect to the merger arbitrage strategy, the merger deal may terminate prior to closing, thereby imposing losses to a Fund. Arbitrage or fundamental risk exists for other strategies employed by the Macro Opportunities Fund such as dual-class and stub-trading arbitrage, and investments in IPOs, SEOs and warrants.

●	Asset-Backed and Mortgage-Backed Securities Risk. (applicable to the Macro Opportunities Fund) Asset-backed and mortgage-backed securities are subject to risk of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage backed securities are also affected by other factors, such as the volume of home sales. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

●	Below Investment Grade Securities Risk. (applicable to the Macro Opportunities Fund) Although securities rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, securities rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund. The major risks of securities rated below investment grade include:

○	Securities rated below investment grade may be issued by less creditworthy issuers. Issuers may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of holders of securities rated below investment grade, leaving few or no assets available to repay the bond holders.

○	Prices of securities rated below investment grade are subject to wide price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of securities rated below investment grade than on other higher rated fixed-income securities.

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○	Issuers of securities rated below investment grade may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

○	Securities rated below investment grade frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems the bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.

○	Securities rated below investment grade may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in this bond market, and there may be significant differences in the prices quoted for securities rated below investment grade by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market.

○	The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

○	The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

●	Collateralized Debt Obligations and Collateralized Loan Obligations Risk. (applicable to the Macro Opportunities Fund) The Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”), collateralized bond obligations (“CBOs”), and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management and other administrative fees.

The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio and/or an Underlying Fund as illiquid securities, however an active dealer market may exist for CDOs that qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers, and such CDOs may be characterized by the Fund as liquid securities. CDOs carry additional risks including, but are not limited to, the risk that: (i) distributions from collateral securities may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

●	Convertible Securities Risk. (applicable to the Macro Opportunities Fund) A convertible security is a fixed-income security (a debt instrument or a preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior fixed-income securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

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●	Counterparty Risk. (applicable to all Funds) A Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. (applicable to all Funds) There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to a Fund. In addition, the credit quality of securities held by ae Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund, thereby reducing the value of your investment in Fund shares. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Credit risk also exists whenever a Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract. When a Fund invests in foreign currency contracts, or other over-the- counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. Relying on a counterparty exposes a Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing a Fund to suffer a loss. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of an investment in a Fund to decrease. In addition, to the extent a Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. A Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of a Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

●	Currency and Forward Currency Contracts Risks. (applicable to all Funds) Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. (applicable to all Funds) A Fund may use derivatives (including futures, options, swap agreements and forward contracts) to enhance returns, hedge against market declines or, with respect to the Global Equity Fund, provide exposure to global developed equity markets. A Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, a Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If a Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty, and will not have any claim with respect to the underlying security. Certain of the derivative investments in which a Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of an Adviser or Subadviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by a Fund as premiums and cash or other assets held in margin accounts with respect to such Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

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○	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. If an Adviser or Subadviser incorrectly forecasts the value of investments in using a futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by a Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Volatility futures contracts held by the Global Equity Fund are unlike traditional futures contracts because they are not based on a tradable reference asset and the settlement price of a volatility futures contract is based on the calculation that determines the level of the volatility index. As a result, the behavior of a volatility futures contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset. In addition, as the volatility levels in the relevant market increase or decrease, there will likely be a corresponding increase or decrease in the value of volatility futures contracts.

○	Forward Contracts. A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. Unlike a standard futures contract, a forward contract can be customized to any commodity, amount and delivery date. A forward contract settlement can occur on a cash or delivery basis. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, a Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

○	Options. If a Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If a Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. Options and options on futures contracts are subject to the same risks as the investments in which a Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in options and options on futures involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. If an Adviser or Subadviser incorrectly forecasts the value of investments in using an option or futures contract, a Fund might have been in a better position if the Fund had not entered into the contract. In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

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○	Call Options Risk. When a Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value. A Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

○	Put Option Risk. When a Fund purchases a put option on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value. A Fund is also exposed to default by the option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

○	Written Options Risk. A Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. A Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

○	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). A Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements currently are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by a Fund or if the reference index, security or investments do not perform as expected. A Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.” Where a Fund is the buyer of a credit default swap contract, it would be entitled to receive the par (or other agreed- upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by a third party on the debt obligation. If no default occurs, a Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event of that obligation. The value of the underlying reference obligation received by a Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The use of derivatives are subject to regulation by the Commodity Futures Trading Commission.

○	Index Risk. If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund would receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

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○	Over-the-Counter Trading Risk. A Fund may purchase or sell derivatives that are not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater than the risk associated with an exchange-traded instrument. In addition, a Fund may not be able to dispose of, or enter into a closing transaction with respect to, such an instrument as easily as in the case of an exchange-traded instrument. Significant disparities may exist between “bid” and “asked” prices for derivatives that are not traded on an exchange. Derivatives not traded on exchanges are not subject to the same type of government regulation as exchange-traded instruments, and many of the protections afforded to participants in an exchange environment may not be available with respect to these instruments.

○	Counterparty Risk. A Fund may enter into various types of derivative contracts as described below under “Derivatives Risk”. Many of these derivative contracts may be privately negotiated in the over-the-counter market. These contracts involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, a Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

If a Fund invests in derivatives at inopportune times or incorrectly judges market conditions, the investments may reduce the return of the Fund or result in a loss. A Fund could also experience losses if derivatives are poorly correlated with its other investments, or if the Fund is unable to liquidate the position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Furthermore, when seeking to obtain short exposure by investing in derivatives, a Fund may be subject to regulatory restrictions as discussed in “Short Sales Risk” below.

●	Distressed Securities Risk. (applicable to the Macro Opportunities Fund) The Fund’s investment in distressed securities, including “junk bonds,” may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non-performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and the Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment. See “Below Investment Grade Securities Risk” above.

●	Duration Risk. (applicable to the Macro Opportunities Fund) Duration seeks to measure the price sensitivity of a fixed-income security to changes in interest rates. The longer a portfolio’s duration, the more sensitive it will be to changes in interest rates. The Fund’s average portfolio maturity may be greater than the Fund’s average portfolio duration, and, accordingly, the Fund may be more sensitive to changes in yield or interest rates. A portfolio with negative duration may increase in value when interest rates rise, and generally incurs a loss when interest rates and yields fall. The assumptions that are made about a security’s features and options when calculating duration may prove to be incorrect. Duration is calculated by First Principles, is not an exact measurement and may not reliably predict the Fund’s or a particular security’s price sensitivity to changes in yield or interest rates. First Principles may not be successful in its efforts to limit sensitivity to interest rate changes.

●	Equity Risk. (applicable to all Funds) Each Fund invests in, or has exposure to, common stocks, which are a type of equity security that represents an ownership interest in a corporation. Common stocks are subject to greater fluctuations in market value than certain other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions. The rights of common stockholders are subordinate to all other claims on a company’s assets, including debt holders and preferred stockholders. Therefore, a Fund could lose money if a company in which it invests becomes financially distressed.

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Preferred stocks may pay fixed or adjustable rates of return. Preferred stocks are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stocks generally pay dividends only after the company makes required payments to holders of its bonds and other debt. Thus, the value of preferred stocks will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks of smaller companies may be more vulnerable to adverse developments than preferred stocks of larger companies.

●	Event Risk. (applicable to the Macro Opportunities Fund) The return of principal and the payment of interest on “event-linked” bonds are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude or other event that leads to physical or economic loss. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified, the Fund may lose a portion or all of its accrued interest and/or principal invested in the event-linked bond. In addition to the specified trigger events, event-linked bonds may expose the fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are also subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, a Fund’s investment in an event-linked bond may be priced using fair value methods. As a relatively new type of financial instrument, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Fund may be forced to liquidate positions when it would not be advantageous to do so.

●	Exchange-Traded Funds Risk. (applicable to all Funds) When a Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. A Fund also will incur brokerage costs when it purchases and sells ETFs. Economic conditions may lead to limited liquidity and greater volatility. The markets for fixed-income securities, such as those held by certain ETFs, may experience periods of illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of fixed-income securities. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. These market conditions may make valuation of some of the securities held by ETFs uncertain and/or result in sudden and significant valuation increases or declines in its holdings.

●	Exchange-Traded Note Risk. (applicable to all Funds) The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a Fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. (applicable to all Funds) Fixed-income securities held by a Fund are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, and liquidity risk, which are more fully described below. When a Fund invests in fixed-income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by a Fund. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.

○	Call Risk. During periods of declining interest rates, a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. A Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in its income.

○	Credit Risk. Fixed-income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due. There is also the risk that the securities could lose value because of a loss of confidence in the ability of the borrower to pay back debt. Lower rated fixed-income securities involve greater credit risk, including the possibility of default or bankruptcy.

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○	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt. Other events such as hurricanes or earthquakes, unexpected regulatory or judicial interpretations, civil unrest and terrorism are also examples of events that, depending on the magnitude, may lead to physical and economic loss and as a result may negatively impact the market price of an issuer’s stocks or bonds.

○	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities.

○	Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, a Fund will be required to hold the security or keep the position open, and it could incur losses.

○	Prepayment and Extension Risk. Many types of fixed-income securities are subject to prepayment risk. Prepayment occurs when the issuer of a fixed-income security can repay principal prior to the security’s maturity. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a fixed-income security can be difficult to predict and result in greater volatility. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. This is known as extension risk and may increase a Fund’s sensitivity to rising rates and its potential for price declines.

●	Floating Rate Loans Risk. (applicable to the Macro Opportunities Fund) Floating rate loans and similar investments may be illiquid or less liquid than other investments. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Market quotations for these securities may be volatile and/or subject to large spreads between bid and ask prices. Any secondary market may be subject to irregular trading activity and extended trade settlement periods. An economic downturn generally leads to higher non-payment rates, and a loan may lose significant value before a default occurs.

●	Foreign (applicable to all Funds) and Emerging Market Securities Risk. (applicable to the Macro Opportunities Fund) Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

Foreign securities include American Depositary Receipts (“ADRs”) and similar investments, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), dollar-denominated foreign securities and securities purchased directly on foreign exchanges. ADRs, EDRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. ADRs are U.S. dollar denominated. EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency. Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

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In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

●	Government Sponsored Entities Risk. (applicable to all Funds) U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. As a result, there is a risk that these entities will default on a financial obligation. For instance, securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae,” are supported by the full faith and credit of the U.S. Government. Securities issued by Fannie Mae and Freddie Mac are supported only by the discretionary authority of the U.S. Government. However, the obligations of Fannie Mae and Freddie Mac have been placed into conservatorship until the entities are restored to a solvent financial condition. Securities issued by the Student Loan Marketing Association are supported only by the credit of that agency.

●	Hedging Risk. (applicable to all Funds) Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner adverse to the portfolio construction employed by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Funds are not required to use hedging and may choose not to do so.

●	Illiquidity Risk. (applicable to all Funds) If a Fund invests in illiquid investments, it may experience difficulty in selling the investments in a timely manner at the price that it believes the investments are worth. If it needs to sell investments quickly, for example to satisfy Fund shareholder redemption requests, it may be unable to do so at fundamental values or at a price the Adviser or Subadviser deems appropriate. In addition, market conditions may cause a Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. (applicable to all Funds) If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund would receive lower interest payments on a fixed-income investment or experience a reduction in the value of the security or derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

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●	Interest Rate Risk. (applicable to all Funds) Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rate causes a decline in the value of fixed-income securities or derivatives owned by a Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Fixed-income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed-income securities with shorter maturities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. (applicable to all Funds) As part of each Fund’s principal investment strategies, a Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. A Fund may also engage in short sales and enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If a Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of a Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Limited History of Operations Risk. (applicable to the Global Equity Fund) The Global Equity Fund has a limited history of operation. Mutual funds and their advisers are subject to restrictions and limitations imposed by the 1940 Act, and the Code that do not apply to the adviser’s management of individual and institutional accounts. As a result, investors cannot judge likely mutual fund performance of the adviser by its track record of managing non-mutual fund assets and such adviser may not achieve its intended result in managing the Fund.

●	Management Risk. (applicable to all Funds) The ability of a Fund to meet its investment objective is directly related to its Adviser’s and Subadviser’s investment strategies for such Fund. The value of your investment in a Fund may vary with the effectiveness of its Adviser’s and Subadviser’s research, analysis and asset allocation among portfolio securities. If an Adviser or Subadviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

●	Market Risk. (applicable to all Funds) The values of securities held by a Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. High public debt in the U.S. and other countries creates ongoing and systemic market risks and policymaking uncertainty. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets, including by keeping interest rates low. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected. In addition, policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. A Fund may experience a substantial or complete loss on any individual security or derivative position.

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●	New Fund Risk. (applicable to the Global Equity Fund) The Global Equity Fund recently commenced investment operations and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines it is in the best interest of shareholders. As a result, the timing of any Fund liquidation may not be favorable to certain individual shareholders.

●	Non-Diversification Risk. (applicable to all Funds) A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. (applicable to all Funds) Federal law generally prohibits a mutual fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares. This prohibition may prevent a Fund from allocating its investments in an optimal manner. You will indirectly bear fees and expenses charged by the underlying funds in addition to a Fund’s direct fees and expenses and, as a result, your cost of investing in a Fund will generally be higher than the cost of investing directly in the underlying fund shares.

●	Regulatory Risk. (applicable to all Funds) New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on a Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, a Fund might be required to significantly alter its investment strategies.

●	Short Position/Sales Risk. (applicable to the Macro Opportunities Fund) The Fund may attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities that its portfolio manager believes possess volatility characteristics similar to those being hedged. The Fund may also use short sales for non-hedging purposes to pursue its investment objective if, in the portfolio manager’s view, the security is over-valued. Taking short positions involves leverage of the Fund’s assets and presents various risks. In the short sale of an instrument, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available financial instruments or for other reasons. If the price of the instrument or market on which the Fund has taken a short position increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security, then the Fund will incur a loss since the Fund must pay more for the security than it received from the purchaser in the short sale. Because of leverage, taking short positions involves the risk that losses may be exaggerated, potentially more than the actual cost of the investment. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on the Fund’s portfolio. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, a short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover the Fund’s short position will be available for purchase. Also, there is the risk that a counterparty may fail to perform the terms of the arrangement, causing a loss to the Fund. The U.S. Securities and Exchange Commission (the “SEC”) and other U.S. and non-U.S. regulatory authorities have imposed, and may impose in the future, restrictions on short selling, either on a temporary or permanent basis. Such restrictions may include placing limitations on specific companies and/or industries with respect to which the Fund may enter into short positions, and may hinder the Fund in, or prevent it from, implementing its investment strategies, and may negatively affect performance.

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●	Small and Medium Capitalization Companies Risk. (applicable to all Funds) Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Small and medium capitalization companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

●	Sovereign Debt Risk. (applicable to the Macro Opportunities Fund) The Fund may invest in, or have exposure to, sovereign debt instruments. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

●	Statistical Models. (applicable to the Global Equity Fund) The Fund relies on quantitative statistical models (both proprietary models developed by Granite Peak and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, Granite Peak may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by Granite Peak for the Fund are predictive in nature. The use of predictive models has inherent risks. For example, such models may incorrectly forecast future behavior, leading to potential losses on a cash flow and/or a mark-to-market basis. In addition, in unforeseen or certain low-probability scenarios (often involving a market disruption of some kind), such models may produce unexpected results, which can result in losses. Furthermore, because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is input correctly, “model prices” will often differ substantially from market prices, especially for securities with complex characteristics, such as derivative securities.

●	Subordinated Securities Risk. (applicable to the Macro Opportunities Fund) A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

●	Taxation Risk. (applicable to the Global Equity Fund) The Fund intends to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. To do so the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Funds’ SAI. The Fund intends to meet this requirement and believes that income from instruments in which the Fund will invest (including but not limited to gains from options, futures and forward contracts) should be considered qualifying income. A difference in classification of income from these instruments could affect the Fund’s ability to achieve its investment objective and could negatively impact performance. Changes in the tax laws of the United States could result in the inability of a Fund to operate as described in this prospectus and could negatively affect such Fund and its shareholders.

●	TIPS and Inflation-Linked Bonds Risk. (applicable to the Macro Opportunities Fund) The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the Fund may experience a loss if there is a subsequent period of deflation. The inflation protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and as such can suffer losses during times of economic stress or illiquidity.

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●	U.S. Treasury and Agency Securities Risk. (applicable to all Funds) Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

●	Volatility Risk. (applicable to all Funds) A Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause a Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. A Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Management

The Funds are series of Context Capital Funds (the “Trust”), an open-end, management investment company (mutual fund). The Board oversees the management of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust’s executive officers may be found in the Funds’ Statement of Additional Information (the “SAI”), which is available from the Funds’ website at www.contextam.com.

Investment Advisers and Subadvisers

The Macro Opportunities Fund’s investment adviser is Context II, 401 City Avenue, Suite 800, Bala Cynwyd, PA 19004. As of March 31, 2017, Context III had approximately $106.5 million of assets under management.

Context II is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator under the Commodity Futures Trading Commission.

Context II receives an advisory fee at an annual rate equal to 1.74% of the Macro Opportunities Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context II has contractually agreed to waive its fee and/or reimburse the Macro Opportunities Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Advisory Shares of the Macro Opportunities Fund to 1.99% through April 30, 2018 (“Expense Cap”). Context II may be reimbursed by the Macro Opportunities Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board renewed the Investment Advisory Agreement with Context II and approved the Sub-Advisory Agreement between Context II and First Principles is available in the Macro Opportunities Fund’s annual reports for the period ended December 31, 2016 and December 31, 2015, respectively.

Subject to the general oversight of the Board, Context II is directly responsible for making the investment decisions for the Macro Opportunities Fund. Context II delegates the day-to-day management of the Macro Opportunities Fund to its subadviser, First Principles. Context II retains overall supervisory responsibility of the general management and investment of the Fund’s assets.

First Principles, 140 Broadway, 21st Floor, New York, NY 10005 was founded in 2003 and provides advisory services for commercial and community banks, insurance companies, pension funds, endowments and foundations, industrial corporations, family offices, individuals and trusts. As of March 31, 2017, First Principles had approximately $8.3 billion of assets under management.

The Global Equity Fund’s investment adviser is Context III, 401 City Avenue, Suite 800, Bala Cynwyd, PA 19004. As of March 31, 2017, Context III had approximately $12.4 million of assets under management.

Context III is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and as a commodity pool operator under the Commodity Futures Trading Commission.

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Context III is entitled to receive an advisory fee at an annual rate equal to 1.59% of the Global Equity Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context III has contractually agreed to waive its fee and/or reimburse Global Equity Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context III)) of Investor Shares of the Global Equity Fund to 1.49% through April 30, 2018 (“Expense Cap”). For the fiscal year ended December 31, 2016, Context III waived its entire advisory fee. Context III may be reimbursed by the Global Equity Fund for fees waived and expenses reimbursed by Context III pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with Context III and the Sub-Advisory Agreement between Context III and Granite Peak is available in the Global Equity Fund’s annual report for the period ended December 31, 2016.

Subject to the general oversight of the Board, Context III is directly responsible for making the investment decisions for the Global Equity Fund. Context III delegates the day-to-day management of the Fund to its subadviser, Granite Peak. Context III retains overall supervisory responsibility of the general management and investment of the Global Equity Fund’s assets.

Granite Peak, 450 Sport Hill Road, Easton, CT 06612 was founded in 2013 and provides advisory services for pooled investment vehicles and separately managed accounts. Granite Peak is registered as a commodity pool operator under the Commodity Futures Trading Commission. As of March 31, 2017, Granite Peak had approximately $74 million of assets under management.

Portfolio Managers

The Macro Opportunities Fund is managed by Mark G. Alexandridis, David Ho, Mattan Horowitz and Prasad Kadiyala who are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and have been managing the Fund since it commenced investment operations on August 4, 2015.

●	Mark G. Alexandridis is primarily responsible for the Fund’s overall strategy, overseeing all investments and capital allocation across asset classes. Mr. Alexandridis will continue to focus on corporate credit-related assets. Mr. Alexandridis currently serves as Chief Investment Officer of Asset Management at First Principles. Mr. Alexandridis has been at First Principles for ten years.

●	David Ho is primarily responsible for U.S. rates and municipal asset classes. He currently serves as Managing Director of Asset Management at First Principles. Mr. Ho has been at First Principles for eleven years.

●	Mattan Horowitz is primarily responsible for mortgage asset classes. He currently serves as Vice President of Asset Management at First Principles. Prior to joining First Principles in July 2014. Mr. Horowitz worked as a Senior Trader and Vice President at BNP Paribas from June 2010-May 2014.

●	Prasad Kadiyala is primarily responsible for corporate credit and derivatives strategies. He currently serves as Managing Director of Asset Management at First Principles. Mr. Kadiyala has been at First Principles for ten years.

The Global Equity Fund is managed by Daken J. Vanderburg who is primarily responsible for the day-to-day management of the Fund’s portfolio and has been managing the Fund since its inception in October 2016.

Daken J. Vanderburg founded Granite Peak, with three partners in 2013 where he serves as Chief Investment Officer and Managing Partner. Prior to founding Granite Peak, Mr. Vanderburg spent four years as a Senior Investment Associate for Bridgewater Associates, an asset management firm. Between 2008 and 2010, Mr. Vanderburg was the Head of Research and a Portfolio Manager at Chartwell Investment Partners, a registered investments adviser. Between 2000 and 2008, he was a Partner and Chief Executive Officer at Gamma Capital Partners, a quantitative hedge fund.

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Mr. Vanderburg attended both the University of Pennsylvania and Columbia University for mathematics and statistics coursework. He received his BBA in Finance from the University of New Mexico where he was a Men’s Soccer Scholar All-America. He holds the Chartered Financial Analyst® designation.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of a Fund’s shares by the portfolio managers.

Other Service Providers

ALPS Fund Services, Inc. (“ALPS”), located at 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the fund accountant, administrator, and transfer agent and dividend disbursing agent of the Funds. Foreside Management Services, LLC (“Foreside”), located at 690 Taylor Road, Suite 210, Gahanna, Ohio 43230, provides compliance services, financial controls services and business management and governance services for the Funds.

Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of each Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Advisers, Subadvisers, or ALPS or any of their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds based upon methods approved by the Board. Expenses that are directly attributable to a specific class of shares, such as distribution fees and shareholder servicing fees, are charged directly to that class. Each Adviser or other service providers may waive all or any portion of their fees and may reimburse certain expenses of a Fund. Any agreement to waive fees or to reimburse expenses increases the investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect.

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Context Macro Opportunities Fund - Subadviser Related Performance

The following tables show the performance of a similarly managed account by First Principles in this strategy. The similarly managed account had assets of $144 million as of December 31, 2016. The investment objective, strategies and policies of the similarly managed account are substantially similar to those of the Context Macro Opportunities Fund, and the portfolio management team of the Context Macro Opportunities Fund includes four of the five members of the portfolio management team of the similarly managed account.

The performance of the similarly managed account does not represent the historical performance of the Context Macro Opportunities Fund and should not be considered indicative of future performance of the Fund. Results may differ because the private account was not subject to 1940 Act limits or requirements regarding leverage, diversification, and liquidity that, if applicable, might have affected the performance shown. Performance may also differ because of differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, timing of purchases and sales and availability of cash for new investment. As stated above, the investment objective, strategies and policies of the accounts comprising the composite are substantially similar to those of the Context Macro Opportunities Fund.

The performance of the similarly managed account presented below is not calculated using the standardized SEC method as that which is prescribed for performance calculations used by registered investment companies, and the method used differs from the standardized SEC method. The net-of-fee returns below are calculated by deducting all expenses and investment management fees that a prospective investor of the account would pay from gross returns. The account for which performance is presented is not subject to the same type of expenses as the Fund. If the Fund’s fees and expenses had been used in calculating the similarly managed account’s performance, the performance of the similarly managed account would have been lower.

In addition, the similarly managed account is not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act, and the Code, which if applicable, may have adversely affected the performance results of the similarly managed account. The results for different products may vary.

Annual Total Returns

Year End	Similarly Managed Account	Benchmark(1)
2016	2.36%	0.33%
2015	0.47%	0.05%
2014	0.85%	0.03%
2013	9.04%	0.07%
2012	4.25%	0.11%
2011	9.82%	0.10%
2010	0.62%	0.13%
2009	21.32%	0.21%
2008	27.07%	2.06%
2007	3.43%	5.00%
2006	8.32%	4.85%

Annualized Total Returns
(For the periods ended December 31, 2016)

Period	Similarly Managed Account	Benchmark(1)
One Year	2.36%	0.33%
Five Years	3.35%	0.12%
Since Inception(2)	7.73%(2)	1.22%(3)

(1) BofA Merrill Lynch US 3-Month Treasury Bill Index, (reflects no deduction for fees or expenses)

(2) Since inception return for the Similarly Managed Account is computed from September 8, 2005.

(3) Since inception return for the Benchmark is computed from September 30, 2005.

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Your Account

How to Contact the Funds

E-mail the Funds at:

ContextFunds@alpsinc.com

Telephone the Funds at:

(844) 511-9653 (toll free)

Website Address:

www.contextam.com

Write the Funds:

Context Capital Funds

c/o ALPS Fund Services

P.O. Box 1920

Denver, CO 80201

Overnight Address:

Context Capital Funds

c/o ALPS Fund Services
Attn: Transfer Agency
1290 Broadway Suite 1100

Denver, CO 80203

Wire investments (or ACH payments):

Please contact the transfer agent at (844) 511-9653 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of a Fund on any day that the NYSE is open for business. Notwithstanding this fact, a Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund’s close will receive that day’s NAV. Requests received in good order after a Fund’s close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Shares of the Funds will only be issued against full payment, as described more fully in this Prospectus and the SAI. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

A Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request including, but not limited to, requests that could adversely affect a Fund or its operations. If a Fund were to refuse any purchase request, it would notify the purchaser within two business days of receiving a purchase request in good order.

When and How NAV is Determined. Each Fund class calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. NYSE holiday schedules are subject to change without notice. The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day. To the extent that a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of the Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days that a Fund is open for business, as markets or exchanges other than the NYSE may be closed.

The NAV of each Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class and then dividing the result (net assets) by the number of outstanding shares of the class. Since a Fund may invest in securities that trade on foreign securities markets, which may be open on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders are not able to purchase or redeem Fund shares.

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Each Fund values securities listed on and traded or dealt in one or more U.S. or Non-U.S. securities exchanges and not subject to restrictions against resale in the market are generally valued at the market closing price determined at or prior to the close of the New York Stock Exchange, on the primary exchange on which the securities are traded. If the market closing price is unavailable, the securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange, as of valuation time. Non-exchange traded securities for which quotations are readily available are generally valued at the market closing price or, if not available, the bid on such market for a long position or the ask on such market for a short position. Shares of an open-end investment company not traded on a securities exchange may be valued at the net asset value per share of the investment company determined as of valuation time.

Fixed-income securities are generally valued at the market closing price, or if unavailable, the fixed income securities may be valued at the latest bid quotations for a long position or at the last quoted ask price for a short position supplied by a Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

Market quotations may not be readily available or may be unreliable if, among other things, (1) the exchange on which a Fund portfolio security is principally traded closes early, (2) trading in a portfolio security was halted during the day and did not resume prior to the time that a Fund calculates its NAV, or (3) events occur after the close of the securities markets on which a Fund’s portfolio securities primarily trade but before the time the Fund calculates its NAV.

If market quotations are not readily available or a Fund reasonably believes that they are unreliable, the Fund will seek to value such securities at fair value, as determined in good faith using procedures approved by the Board. The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with the procedures to a Valuation Committee composed of members of Trust management, each Adviser and each Subadviser. Each Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations. To the extent that a Fund invests in open-end investment companies, the prospectuses for those investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

A Fund’s investments in foreign securities are more likely to require a fair value determination than investments in domestic securities because circumstances may arise between the close of the market on which the securities trade and the time that a Fund values its portfolio securities. In determining fair value prices of foreign securities, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation or depreciation, securities market movements in the U.S. and other relevant information as related to the securities.

Securities of smaller companies are more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities (collectively, “financial intermediaries”), to accept purchase, exchange and redemption orders on the Funds’ behalf. If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different from the policies and fees you would be subject to if you had invested directly in a Fund. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

A Fund will be deemed to have received a purchase or redemption order when a financial intermediary that is an agent of the Fund for the purpose of accepting orders receives the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day’s NAV.

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Payments to Financial Intermediaries. A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable 12b-1 plan, a Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities and for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

Each Adviser or another Fund affiliate, out of its own resources and not as an expense of a Fund, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from an Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.

Any compensation received by a financial intermediary, whether from a Fund, an Adviser or another affiliate, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund, or a certain class of shares of a Fund, over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund’s overall obligation to deter money laundering under federal law. The Trust’s Anti-Money Laundering Program is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI, which is available on the Funds’ website at www.contextam.com.

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Choosing a Share Class

The Macro Opportunities Fund currently consists of three classes of shares: Advisory Shares offered in this Prospectus and Investor Shares and Institutional Shares. The Global Equity Fund currently consists of two classes of shares: Investor Shares offered in this Prospectus and Institutional Shares. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of the Global Equity Fund are for retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are not sold with the imposition of initial sales charges but are subject to a Rule 12b-1 fee of up to 0.25% of a Fund’s average daily net assets. A lower minimum initial investment is required to purchase Investor Shares.

Advisory Shares. Advisory Shares of the Macro Opportunities Fund are designed for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Advisory Shares are sold without the imposition of initial sales charges and are subject to a Rule 12b-1 fee of up to 0.10% of the Fund’s average daily net assets. A $100,000 minimum initial investment is required to purchase Advisory Shares.

	Investor Shares	Advisory Shares
Minimum Initial Investment	$2,000	$100,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	0.25%	0.10%

Under certain circumstances, an investor’s investment in one class of shares of a Fund may be converted into an investment in another class of shares of that Fund. No gain or loss will generally be recognized for federal income tax purposes as a result of such a conversion, and a shareholder’s basis in the acquired shares will be the same as such shareholder’s basis in the converted shares. Shareholders should consult their tax advisors regarding the state and local tax consequences of such a conversion, or any exchange of shares.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, third party checks, cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check). The Funds and the Advisers also reserve the right to accept in kind contributions of securities in exchange for shares of the Funds.

Checks. Checks must be made payable to “Context Capital Funds.”

ACH. The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service. You can instruct the Funds to make subsequent purchases via ACH with existing bank instructions on record or add new instructions with a written letter of instruction Medallion guaranteed.

Wires. You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to the Fund. Your U.S. financial institution may charge you a fee for this service. For Fund wire instructions, please contact the Funds.

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Minimum Investments. The Funds accept investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Investor Shares (Global Equity Fund only)
Standard Accounts	$2,000	$200
Retirement Accounts	$250	$50
Advisory Shares (Macro Opportunities Fund only)
Standard Accounts	$100,000	None
Retirement Accounts	$100,000	None

The Funds reserve the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	● Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts are owned by a minor child but controlled by an adult custodian.	● Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. ● The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities These accounts are owned by the entity, but control is exercised by its officers, partners or other management.	● The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.
Trusts	● The trust must be established before an account may be opened. ● The trust must provide the signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Funds will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Funds to identify you. If you do not supply the required information, the Funds will attempt to contact you or, if applicable, your financial adviser. If the Funds cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

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When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Funds will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Funds will try to verify your identity within a timeframe established in its sole discretion. If the Funds cannot do so, each Fund reserves the right to redeem your investment at the next NAV calculated after such Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. The Funds require that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Funds.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account

Through a Financial Intermediary ● Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary ● Contact your financial intermediary using the method that is most convenient for you.

By Check

●   Call, write or e-mail the Funds or visit the Adviser’s website for an account application.

●   Complete the application (and other required documents, if applicable).

●   Mail the Funds your original application (and other required documents, if applicable) and a check.

By Check

●   Fill out an investment slip from a confirmation statement or write the Funds a letter.

●   Write your account number on your check.

●   Mail the Funds the investment slip or your letter and the check.

By Wire ● You open your account with a Wire. Please call the Funds at (844) 511-9653 for wire instructions.	By Wire ● Instruct your U.S. financial institution to wire money to the Funds.

By ACH Payment (for Investor Shares only)

●   Call or write the Funds to request a purchase by ACH payment.

●   The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

●   ACH purchases are limited to $100,000 per day.

By ACH Payment (for Investor Shares only)

●   Call the Funds to request a purchase by ACH payment.

●   The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

●   ACH purchases are limited to $100,000 per day.

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Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $100,000) into your account on a specified day and frequency. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. The Funds may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (844) 511-9653 (toll free) for additional information regarding systematic investment plans.

Frequent Trading. Frequent trading by a Fund shareholder may pose risks to other shareholders in a Fund, including (1) the dilution of a Fund’s NAV, (2) an increase in a Fund’s expenses, and (3) interference with the portfolio manager’s ability to execute efficient investment strategies. Because of the potential harm to a Fund and its long term shareholders, the Board of Trustees has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a Fund may limit additional purchases of shares by shareholders who are believed by a Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of shares. In cases where surveillance of a particular account establishes what a Fund identifies as market timing, the Fund will seek to block future purchases of shares by that account. Where surveillance of a particular account indicates activity that a Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Funds will not accommodate market timers.

The Funds will assess the effectiveness of current policies and surveillance tools on an ongoing basis, and the Board of Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if a Fund is unable to detect and deter trading abuses, a Fund’s performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of shares, even when the trading is not for abusive purposes.

Canceled or Failed Payments. The Funds accept checks and ACH payments at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses and expenses incurred by such Fund or the transfer agent. The Funds and their agents have the right to reject or cancel any purchase request due to non-payment.

Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the SEC determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

The Funds will not issue shares until payment is received. If redemption is sought for shares for which payment has not been received, the Funds will delay sending redemption proceeds until payment is received, which may be up to 15 calendar days.

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How to Sell Shares from Your Account

Through a Financial Intermediary ● If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

●     Prepare a written request including:

●          your name(s) and signature(s);

●          your account number;

●          the Fund name and class;

●          the dollar amount or number of shares you want to sell;

●          how and where to send the redemption proceeds;

●          a Medallion Signature Guarantee (if required); and

●          other documentation (if required).

●     Mail the Fund your request and documentation.

By Telephone

●     Call the Funds with your request, unless you declined telephone redemption privileges on your account application.

●     Provide the following information:

●          your account number;

●          the exact name(s) in which the account is registered; and

●          an additional form of identification.

●     Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

●     Complete the systematic withdrawal section of the application.

●     Attach a voided check to your application.

●     Mail the completed application to the Fund.

●     Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. Systematic withdrawals must be for at least $50 per occurrence. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or the Funds at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting the Funds sufficiently in advance of the next withdrawal.

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A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (844) 511-9653 (toll free) for additional information regarding systematic withdrawal plans.

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

●	written requests to redeem $100,000 or more;

●	changes to a shareholder’s record name or account registration;

●	paying redemption proceeds from an account for which the address has changed within the last 30 days;

●	sending redemption and distribution proceeds to any person, address or financial institution account not on record;

●	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

●	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

The Funds reserve the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares in a Fund within 90 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of a Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs.

To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions may be exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

●	redemption of shares in a deceased shareholder’s account;

●	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

●	redemption of shares purchased through a dividend reinvestment program;

●	redemption of shares pursuant to a systematic withdrawal plan;

●	redemptions in a qualified retirement plan under section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code; and

●	redemptions from share transfers, rollovers, re-registrations within the same Fund or conversions from one share class to another within the same Fund, if applicable.

The Funds may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Funds may not recognize one or more of the exceptions to the redemption fee listed above. Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on a Fund’s shares transferred to the financial intermediary and subsequently liquidated). Certain financial intermediaries may waive the redemption fee, subject to approval of a Fund officer. Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated. If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for a Fund, no redemption fee will be charged directly to the financial intermediary’s account by such Fund.

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Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Advisory Shares
Standard Accounts	$2,000	$100,000
Retirement Accounts	$2,000	$100,000

Redemptions in Kind. Pursuant to an election filed with the SEC, under certain circumstances the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Distribution and Shareholder Service Fees. The Trust has adopted a Rule 12b-1 plan under which the Funds pay the Distributor a fee up to 0.25% and 0.10% of the average daily net assets of Investor Shares and Advisory Shares, respectively, for distribution services and/or the servicing of shareholder accounts.

Because the Investor Shares and Advisory Shares may pay distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Shares and Advisory Shares.

In addition to paying fees under the Rule 12b-1 plan, the Funds may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents.

Exchanging Shares

You may exchange Fund shares for shares of other Context Capital Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

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How to Exchange

Through a Financial Intermediary ● Contact your financial intermediary by the method that is most convenient for you.

By Mail

●     Prepare a written request including:

●          your name(s) and signature(s);

●          your account number;

●          the name of each Fund you are exchanging;

●          the dollar amount or number of shares you want to sell (and exchange);

●          a Medallion Signature Guarantee (if required); and

●          other documentation (if required).

●     Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

●     Mail the Fund your request and documentation.

By Telephone

●     Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

●     Provide the following information:

●          your account number;

●          exact name(s) in which the account is registered; and

●          additional form of identification.

Retirement Accounts

You may invest in shares of the Funds through an IRA, including traditional and Roth IRAs, also known as a “Qualified Retirement Account.” The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

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Other Information

Dividends and Distributions. The Macro Opportunities Fund intends to distribute substantially all of its net investment income annually and net-realized capital gains annually in December. The Global Equity Fund intends to distribute substantially all of its net ordinary income and short-term and long-term capital gains each year. All such distributions will be reinvested in shares of the respective Fund. Alternatively, you may choose to have your distributions sent directly to your bank account or paid to you by check. Shareholders will be responsible for any overnight fees of $22. IRA shareholders will be charged a $10 maintenance fee annually. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested.

Taxes. The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Taxes of Distributions. Each Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash the shareholder could have received. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below. It is anticipated that most of the Macro Opportunities Fund’s distributions will be taxable as ordinary income.

Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), certain options transactions (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

It is anticipated that the Global Equity Fund’s assets will consist largely, if not entirely, of regulated futures contracts and interest-bearing obligations. Regulated futures contracts are subject to special treatment for federal income tax purposes: gains and losses on regulated futures contracts are generally treated as capital gains, which are 60% long-term and 40% short-term; and those contracts are required to be “marked to market” as of the end of the year, with the result that gains or losses on them are recognized for tax purposes each year even though they continue to be held past the end of the year. For the Global Equity Fund to avoid entity-level tax each year, it will generally be required to distribute out to shareholders the net income and gain that the Fund recognizes in the year. Accordingly, investors can generally expect to receive taxable distributions each year to the extent that the Fund assets appreciate in the year – i.e., for tax purposes, there will be no significant deferral of gains attributable to an investment in the Fund – and no more than approximately 60% of the taxable amounts each year are likely to be taxable at the lower rates applicable to long-term capital gains.

Distributions from a Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

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The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund could elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. It is not expected that either Fund is likely to meet the 50% test in any year.

A portion of distributions paid by each Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as “buying into a dividend.”

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Context Capital Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

Each Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Funds have elected to use the average cost method, unless you instruct a Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Funds may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Funds that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current backup withholding rate is 28%.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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More information about taxes is contained in the SAI. This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisers to determine the tax consequences of owning a Fund’s shares.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to a specific series (such as the approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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Financial Highlights

Financial Highlights are not presented because Advisory Shares of the Macro Opportunities Fund and Investor Shares of the Global Equity Fund have not yet been offered and therefore have not had any operations as of the date of this Prospectus. The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years (or, if shorter, the period of the Fund’s operations). The Funds’ audited financial statements will be incorporated by reference herein after each December 31 fiscal year end once the shares of these classes have been offered and sold.

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Context Macro Opportunities Fund
Advisory Shares (not currently offered)

Context Strategic Global Equity Fund
Investor Shares (not currently offered)

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in such Fund’s annual and semi-annual reports to shareholders. In a Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Context Capital Funds
c/o ALPS Fund Services
P.O. Box 1920

Denver, CO 80201
(844) 511-9653 (toll free)

www.contextam.com

The Funds’ Prospectus, SAI and annual and semi-annual reports are available, without charge, on the Funds’ website at: www.contextam.com.

Securities and Exchange Commission Information

You may also review and copy the Funds’ annual and semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports and the SAI, is available on the SEC’s website at www.sec.gov.

Distributor
Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-22897

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Context Macro Opportunities Fund
Investor Shares (CMOFX)
Advisory Shares (not currently offered)
Institutional Shares (CMOTX)

Context Strategic Global Equity Fund
Investor Shares (not currently offered)
Institutional Shares (CGPGX)

Investment Advisers:

Context Macro Opportunities Fund
Context Advisers II, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004

Context Strategic Global Equity Fund
Context Advisers III, L.P.
401 City Avenue, Suite 800
Bala Cynwyd, PA 19004

Account Information and Shareholder Services:

Context Capital Funds

c/o ALPS Fund Services
P.O. Box 1920
Denver, CO 80201
(844) 511-9653 (toll free)
ContextFunds@alpsinc.com
www.contextam.com

This Statement of Additional Information (the “SAI”) supplements the prospectus dated May 1, 2017, as it may be amended from time to time (the “Prospectus”), offering Investor Shares, Advisory Shares and Institutional Shares of Context Macro Opportunities Fund and Context Strategic Global Equity Fund (each a “Fund” and together, the “Funds”)), each a series of Context Capital Funds (the “Trust”). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting ALPS Fund Services (“ALPS” or “Administrator”) at the address or telephone number listed above. You may also obtain the Prospectus on the Funds’ website listed above. This SAI is incorporated by reference into the Prospectus. In other words, it is legally a part of the Prospectus.

Financial statements and financial highlights for the Funds for the year ended December 31, 2016 are included in the Annual Reports to shareholders and are incorporated into this SAI by reference. No other parts of the Annual Reports are incorporated by reference herein. Copies of each Fund’s Annual Report may be obtained without charge and upon request, by contacting ALPS at the address or telephone number listed above. You may also obtain copies of the Annual Reports and Semi-Annual Reports (when available) on the Funds’ website listed above.

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KEY DEFINED TERMS

As used in this SAI, the following terms have the meanings listed.

“1933 Act” means the Securities Act of 1933, as amended, including rules, regulations, SEC interpretations, and any exemptive orders or interpretive relief promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, including rules, regulations, SEC interpretations, and any exemptive orders or interpretive relief promulgated thereunder.

“Adviser” means Context Advisers II, L.P. or Context Advisers III, L.P.

“Board” means the Board of Trustees of the Trust.

“CFTC” means the U.S. Commodity Futures Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended.

“Fitch” means Fitch, Inc.

“Independent Trustees” means trustees who are not interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the Internal Revenue Service.

“Moody’s” means Moody’s Investors Services, Inc.

“NAV” means net asset value per share.

“S&P” means Standard & Poor’s Global Ratings Inc.

“SEC” means the U.S. Securities and Exchange Commission.

“State” means any State of the United States, the District of Columbia, the U.S. Virgin Islands or any other possession of the United States.

“Subadviser” means First Principles Capital Management, LLC or Granite Peak Asset Management, LLC.

INVESTMENT POLICIES AND RISKS

The Funds are non-diversified series of the Trust. This section supplements, and should be read in conjunction with, the Prospectus. The following are descriptions of the investments and investment practices that the Funds may pursue (in addition to those described in the prospectus) and the associated risks. Please see the Prospectus for a discussion of each Fund’s investment objective, principal investment strategies and principal risks.

Debt Securities and Related Investments

Debt Securities Rating Information

An “investment-grade” rating means that the instrument or issuer is considered investment-grade by Moody’s, S&P, Fitch, or another credit rating agency designated by the SEC as a nationally-recognized statistical rating organization (“NRSRO”). Debt securities ratings of Baa3 or above by Moody’s or BBB- or above by S&P or Fitch are considered investment-grade instruments. A rated security may cease to be rated or its rating may be reduced below an investment-grade rating subsequent to purchase by a Fund. Debt securities rated lower than Baa3 by Moody’s or BBB- by S&P or Fitch are considered below investment-grade quality and are obligations of obligors that are generally considered speculative with respect to the obligor’s continuing ability to meet principal and interest payments and are therefore subject to greater investment risk, including the possibility of increased market price volatility, or obligor default and bankruptcy. Debt securities rated lower than investment-grade tend to be less marketable than higher-quality bonds because the market for them is less broad, and the market for unrated bonds is generally even less broad. A Fund may invest in debt securities of any rating, including securities that are in default or bankruptcy at the time of purchase.

Please see Appendix A of this SAI for a description of each rating category of Moody’s, S&P and Fitch.

Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The issuers of high yield securities also may be more adversely affected than issuers of higher rated securities by specific corporate or governmental developments or the issuers’ inability to meet specific projected business forecasts. The amount of high yield securities outstanding has proliferated as an increasing number of issuers have used high yield securities for corporate financing. The recent economic downturn has severely affected the ability of many highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a Fund’s net asset value to the extent that it invests in such securities. In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings or to take other steps to protect its investment in an issuer.

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The secondary market for high yield securities is not usually as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, such as those recently prevailing, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these and other circumstances, may be less than the prices used in calculating a Fund’s net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a Fund may invest, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities.

Certificates of Deposit and Bankers’ Acceptances

A Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.

Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

A Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. See Appendix A for more information on ratings assigned to commercial paper.

Information on Time Deposits and Variable Rate Notes

A Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. The commercial paper obligations which a Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a “Master Note”) permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. A Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between a Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, each Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to a Fund’s investment restrictions on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations

A Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. A Fund may purchase bank obligations, which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

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Convertible Debt Securities

A Fund may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase. Depending on the relationship of the conversion price to the market value of the underlying securities, convertible securities may trade more like equity securities than debt securities.

A convertible security entitles the holder to receive interest that is generally paid or accrued until the convertible security matures, or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics, in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instruments. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could result in losses to a Fund.

U.S. Government Securities

U.S. government securities in which a Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency, authority or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farm Service Agency, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association (“GNMA” or “Ginnie Mae”), General Services Administration, National Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks (“FHLBs”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), Federal National Mortgage Association (“FNMA” or “Fannie Mae”), Maritime Administration, Tennessee Valley Authority and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the FHLBs; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer. Although the U.S. government provided financial support to FNMA and FHLMC in the past, no assurance can be given that the U.S. government will provide financial support in the future to these or other U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed; and (iii) as a result of initiatives introduced in response to the recent financial market difficulties, securities of commercial issuers or financial institutions that qualify for guarantees by U.S. government agencies like the Federal Deposit Insurance Corporation. The secondary market for certain loan participations described above is limited and, therefore, the participations may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance.

Zero coupon U.S. government securities do not require the periodic payment of interest. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Government-related guarantors

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac. These U.S. Government-sponsored entities, which although chartered and sponsored by Congress, are not guaranteed nor insured by the U.S. Government. Fannie Mae is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

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Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac’s national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Municipal Obligations

A Fund may purchase municipal obligations. The term “municipal obligations” generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the income from which is, in the opinion of bond counsel to the issuer, excluded from gross income for U.S. federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes if certain requirements are met. A Fund’s distributions of any interest it earns on municipal obligations will generally be taxable as ordinary income to shareholders that are otherwise subject to tax.

The two principal classifications of municipal obligations are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to a Fund should any of the related facilities experience financial difficulties.

Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

Municipal Lease Obligations

Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. A Fund may invest in funds that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a “non-appropriation” clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non- appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to “non-appropriation” risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

Mortgage-Backed Securities

A Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits (“REMIC”) pass-through certificates, collateralized mortgage obligations (“CMOs”) and stripped mortgage-backed securities (“SMBS”), and other types of mortgage-backed securities (“MBS”) that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages.

Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the portfolio at the time a Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid.

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The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities, including those that are issued by private issuers, a Fund may have exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or “SPVs”) and other entities that acquire and package mortgage loans for resale as MBS.

Unlike mortgage-backed securities issued or guaranteed by the U. S. government or one of its sponsored entities, mortgage-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancement provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans.

In addition, mortgage-backed securities that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those mortgage-backed securities that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private mortgage-backed securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-backed securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private mortgage-backed securities pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements.

The risk of non-payment is greater for mortgage-backed securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

If a Fund purchases subordinated mortgage-backed securities, the subordinated mortgage-backed securities may serve as a credit support for the senior securities purchased by other investors. In addition, the payments of principal and interest on these subordinated securities generally will be made only after payments are made to the holders of securities senior to a Fund’s securities. Therefore, if there are defaults on the underlying mortgage loans, a Fund will be less likely to receive payments of principal and interest, and will be more likely to suffer a loss.

Privately issued mortgage-backed securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

In the case of private issue mortgage-related securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.

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Guaranteed mortgage pass-through securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if a Subadviser determines that the securities meet a Fund’s quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

Private Mortgage Pass-Through Securities

Private mortgage pass-through securities are structured similarly to the Ginnie Mae, Fannie Mae and Freddie Mac mortgage pass-through securities and are issued by United States and foreign private issuers such as originators of and investors in mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed-rate or adjustable-rate mortgage loans. Since private mortgage pass- through securities typically are not guaranteed by an entity having the credit status of Ginnie Mae, Fannie Mae and Freddie Mac, such securities generally are structured with one or more types of credit enhancement.

Mortgage assets often consist of a pool of assets representing the obligations of a number of different parties. There are usually fewer properties in a pool of assets backing commercial mortgage-backed securities than in a pool of assets backing residential mortgage-backed securities; hence they may be more sensitive to the performance of fewer mortgage assets. To lessen the effect of failures by obligors on underlying assets to make payments, those securities may contain elements of credit support, which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in a security.

Multiple-class pass-through securities and collateralized mortgage obligations (“CMOs”). CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Code and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. A Fund may invest in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. The respective Subadviser may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of a Fund’s limitation on investments in illiquid securities. The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed-income securities.

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A Fund also may invest in planned amortization class (“PAC”) and target amortization class (“TAC”) CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Inverse Floaters

Inverse floaters constitute a class of mortgage-backed securities with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or 11th District Cost of Funds Index (“COFI”). Inverse floaters have coupon rates that typically change at a multiple of the changes of the relevant index rate. Any rise in the index rate (as a consequence of an increase in interest rates) causes a drop in the coupon rate on an inverse floater while any drop in the index rate causes an increase in the coupon rate of an inverse floater. In some circumstances, the coupon on an inverse floater could decrease to zero. In addition, like most other fixed-income securities, the value of inverse floaters will decrease as interest rates increase and their average lives will extend. Inverse floaters exhibit greater price volatility than the majority of mortgage-backed securities. In addition, some inverse floaters display extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets. As described above, inverse floaters may be used alone or in tandem with interest-only stripped mortgage instruments.

Other risk factors associated with mortgage-backed securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, a Fund does not intend to acquire “residual” interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment.

Under certain interest rate and prepayment rate scenarios, a Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When a Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of “locking in” interest rates.

Asset-Backed Securities

A Fund may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets (e.g., loans) are subject to prepayments which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. There may be no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities. Asset backed securities have many of the same characteristics and risks as mortgage-backed securities.

A Fund may purchase commercial paper, including asset-backed commercial paper (“ABCP”) that is issued by structured investment vehicles or other conduits. These conduits may be sponsored by mortgage companies, investment banking firms, finance companies, hedge funds, private equity firms and special purpose finance entities. ABCP typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to a Fund investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support, and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

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Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity through the issue of additional ABCP. This may delay the sale of the underlying collateral and a Fund may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes are typically of a lower credit quality and have a higher risk of default. A Fund purchasing these subordinated notes will therefore have a higher likelihood of loss than investors in the senior notes.

Asset-backed securities include collateralized debt obligations (“CDOs”), such as collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust backed by a pool of fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. Certain CDOs may use derivatives, such as credit default swaps, to create synthetic exposure to assets rather than holding such assets directly.

The trust is typically split into two or more portions, called tranches, varying in credit quality and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and helps protect the other, more senior tranches from default. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist under some market conditions for some CDOs. In addition to the normal risks associated with fixed-income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

To Be Announced (“TBA”) Sale Commitments

TBA sale commitments are sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund may enter into TBA sale commitments to hedge positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, a Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the Fund’s potential obligation. Unsettled TBA sale commitments are valued at current market value. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, a Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If a Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Subordinated Securities

A Fund may also invest in other types of fixed-income securities which are subordinated or “junior” to more senior securities of the issuer, or which represent interests in pools of such subordinated or junior securities. Such securities may include so-called “high yield” or “junk” bonds (i.e., bonds that are rated below investment grade by a rating agency or that are of equivalent quality) and preferred stock. Under the terms of subordinated securities, payments that would otherwise be made to their holders may be required to be made to the holders of more senior securities, and/or the subordinated or junior securities may have junior liens, if they have any rights at all, in any collateral (meaning proceeds of the collateral are required to be paid first to the holders of more senior securities). As a result, subordinated or junior securities will be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer.

Structured Securities

A Fund may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and therefore may result in a loss of a Fund’s investment.

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Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Structured securities are a type of derivative instrument and the payment and credit qualities from these securities derive from the assets embedded in the structure from which they are issued. Structured securities may entail a greater degree of risk than other types of fixed-income securities.

Floating Rate Loans and Other Debt Securities. Floating rate loans consist generally of obligations of companies or other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower (recapitalization); acquiring another company (acquisition); taking over control of a company (leveraged buyout); temporary financing (bridge loan); or refinancings, internal growth, or other general business purposes. Floating rate loans are often obligations of borrowers who are highly leveraged.

Floating rate loans may be structured to include both term loans, which are generally fully funded at the time of the making of the loan, and revolving credit facilities, which would require additional investments upon the borrower’s demand. A revolving credit facility may require a purchaser to increase its investment in a floating rate loan at a time when it would not otherwise have done so, even if the borrower’s condition makes it unlikely that the amount will ever be repaid.

Floating rate loans may be acquired by direct investment as a lender, as a participation interest (which represents a fractional interest in a floating rate loan) issued by a lender or other financial institution, or as an assignment of the portion of a floating rate loan previously attributable to a different lender.

A floating rate loan offered as part of the original lending syndicate typically is purchased at par value. As part of the original lending syndicate, a purchaser generally earns a yield equal to the stated interest rate. In addition, members of the original syndicate typically are paid a commitment fee. In secondary market trading, floating rate loans may be purchased or sold above, at, or below par, which can result in a yield that is below, equal to, or above the stated interest rate, respectively. At certain times when reduced opportunities exist for investing in new syndicated floating rate loans, floating rate loans may be available only through the secondary market. There can be no assurance that an adequate supply of floating rate loans will be available for purchase.

Historically, floating rate loans have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific floating rate loan historically has been less extensive than if the floating rate loan were registered or exchange-traded.

Purchasers of floating rate loans and other forms of debt securities depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the security may be adversely affected. Floating rate loans and other debt securities that are fully secured provide more protections than unsecured securities in the event of failure to make scheduled interest or principal payments. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Some floating rate loans and other debt securities are not rated by any nationally recognized statistical rating organization. In connection with the restructuring of a floating rate loan or other debt security outside of bankruptcy court in a negotiated work-out or in the context of bankruptcy proceedings, equity securities or junior debt securities may be received in exchange for all or a portion of an interest in the security.

From time to time a Subadviser may borrow money from various banks in connection with their business activities. These banks also may sell floating rate loans to a Fund or acquire floating rate loans from a Fund, or may be intermediate participants with respect to floating rate loans owned by a Fund. These banks also may act as agents for floating rate loans a Fund owns.

The following paragraphs pertain to floating rate loans: Agents, Participation Interests, Collateral, Floating Interest Rates, Maturity, Floating Rate Loan Trading, Supply of Floating Rate Loans, Restrictive Covenants, Fees, and Other Types of Floating Rate Debt Securities.

Agents. Floating rate loans typically are originated, negotiated, and structured by a bank, insurance company, finance company, or other financial institution (the “agent”) for a lending syndicate of financial institutions. The borrower and the lender or lending syndicate enter into a loan agreement. In addition, an institution (typically, but not always, the agent) holds any collateral on behalf of the lenders.

In a typical floating rate loan, the agent administers the terms of the loan agreement and is responsible for the collection of principal and interest and fee payments from the borrower and the apportionment of these payments to all lenders that are parties to the loan agreement. Purchasers will rely on the agent to use appropriate creditor remedies against the borrower. Typically, under loan agreements, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid on structuring and funding the floating rate loan and other fees paid on a continuing basis. The typical practice of an agent or a lender in relying exclusively or primarily on reports from the borrower may involve a risk of fraud by the borrower.

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If an agent becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank or other regulatory authority, or becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent would be appointed. If an appropriate regulator or court determines that assets held by the agent for the benefit of the purchasers of floating rate loans are subject to the claims of the agent’s general or secured creditors, the purchasers might incur certain costs and delays in realizing payment on a floating rate loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a floating rate loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Participation Interests. Purchasers of participation interests do not have any direct contractual relationship with the borrower. Purchasers rely on the lender who sold the participation interest not only for the enforcement of the purchaser’s rights against the borrower but also for the receipt and processing of payments due under the floating rate loan.

Purchasers of participation interests may be subject to delays, expenses, and risks that are greater than those that would be involved if the purchaser could enforce its rights directly against the borrower. In addition, under the terms of a participation interest, the purchaser may be regarded as a creditor of the intermediate participant (rather than of the borrower), so that the purchaser also may be subject to the risk that the intermediate participant could become insolvent. The agreement between the purchaser and lender who sold the participation interest may also limit the rights of the purchaser to vote on changes that may be made to the loan agreement, such as waiving a breach of a covenant.

Collateral. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower. The collateral typically has a market value, at the time the floating rate loan is made, that equals or exceeds the principal amount of the floating rate loan. The value of the collateral may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value.

Floating rate loan collateral may consist of various types of assets or interests. Collateral may include working capital assets, such as accounts receivable or inventory; tangible or intangible assets; or assets or other types of guarantees of affiliates of the borrower. Inventory is the goods a company has in stock, including finished goods, goods in the process of being manufactured, and the supplies used in the process of manufacturing. Accounts receivable are the monies due to a company for merchandise or securities that it has sold, or for the services it has provided. Tangible fixed assets include real property, buildings, and equipment. Intangible assets include trademarks, copyrights and patent rights, and securities of subsidiaries or affiliates.

Generally, floating rate loans are secured unless (i) the purchaser’s security interest in the collateral is invalidated for any reason by a court, or (ii) the collateral is fully released with the consent of the agent bank and lenders or under the terms of a loan agreement as the creditworthiness of the borrower improves. Collateral impairment is the risk that the value of the collateral for a floating rate loan will be insufficient in the event that a borrower defaults. Although the terms of a floating rate loan generally require that the collateral at issuance have a value at least equal to 100% of the amount of such floating rate loan, the value of the collateral may decline subsequent to the purchase of a floating rate loan. In most loan agreements there is no formal requirement to pledge additional collateral. There is no guarantee that the sale of collateral would allow a borrower to meet its obligations should the borrower be unable to repay principal or pay interest or that the collateral could be sold quickly or easily.

In addition, most borrowers pay their debts from the cash flow they generate. If the borrower’s cash flow is insufficient to pay its debts as they come due, the borrower may seek to restructure its debts rather than sell collateral. Borrowers may try to restructure their debts by filing for protection under the federal bankruptcy laws or negotiating a work-out. If a borrower becomes involved in bankruptcy proceedings, access to the collateral may be limited by bankruptcy and other laws. In the event that a court decides that access to the collateral is limited or void, it is unlikely that purchasers could recover the full amount of the principal and interest due.

There may be temporary periods when the principal asset held by a borrower is the stock of a related company, which may not legally be pledged to secure a floating rate loan. On occasions when such stock cannot be pledged, the floating rate loan will be temporarily unsecured until the stock can be pledged or is exchanged for, or replaced by, other assets.

Some floating rate loans are unsecured. If the borrower defaults on an unsecured floating rate loan, there is no specific collateral on which the purchaser can foreclose.

Floating Interest Rates. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London Interbank Offered Rate (“LIBOR”), the Certificate of Deposit (“CD”) Rate of a designated U.S. bank, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. A borrower usually has the right to select the base lending rate and to change the base lending rate at specified intervals. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. The interest rate payable on some floating rate loans may be subject to an upper limit (“cap”) or lower (“floor”).

The interest rate on LIBOR-based and CD Rate-based floating rate loans is reset periodically at intervals ranging from 30 to 180 days, while the interest rate on Prime Rate- or Federal Funds Rate-based floating rate loans floats daily as those rates change. Investment in floating rate loans with longer interest rate reset periods can increase fluctuations in the floating rate loans’ values when interest rates change.

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The yield on a floating rate loan will primarily depend on the terms of the underlying floating rate loan and the base lending rate chosen by the borrower. The relationship between LIBOR, the CD Rate, the Prime Rate, and the Federal Funds Rate will vary as market conditions change.

Maturity. Floating rate loans typically will have a stated term of five to nine years. However, because floating rate loans are frequently prepaid, their average maturity is expected to be two to three years. The degree to which borrowers prepay floating rate loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the borrower’s financial condition, and competitive conditions among lenders. Prepayments cannot be predicted with accuracy. Prepayments of principal to the purchaser of a floating rate loan may result in the principal’s being reinvested in floating rate loans with lower yields.

Floating Rate Loan Trading. Floating rate loans are generally subject to legal or contractual restrictions on resale. Floating rate loans are not currently listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods.

Supply of Floating Rate Loans. The supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be lower quality or higher priced.

Restrictive Covenants. A borrower must comply with various restrictive covenants contained in the loan agreement. In addition to requiring the scheduled payment of interest and principal, these covenants may include restrictions on dividend payments and other distributions to stockholders, provisions requiring the borrower to maintain specific financial ratios, and limits on total debt. The loan agreement may also contain a covenant requiring the borrower to prepay the floating rate loan with any free cash flow. A breach of a covenant that is not waived by the agent (or by the lenders directly) is normally an event of default, which provides the agent or the lenders the right to call the outstanding floating rate loan.

Fees. Purchasers of floating rate loans may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions, and prepayment penalty fees. When a purchaser buys a floating rate loan, it may receive a facility fee; and when it sells a floating rate loan, it may pay a facility fee. A purchaser may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan or a prepayment penalty fee on the prepayment of a floating rate loan. A purchaser may also receive other fees, including covenant waiver fees and covenant modification fees.

Other Types of Floating Rate Debt Securities. Floating rate debt securities include other forms of indebtedness of borrowers such as notes and bonds, securities with fixed rate interest payments in conjunction with a right to receive floating rate interest payments, and shares of other investment companies. These instruments are generally subject to the same risks as floating rate loans but are often more widely issued and traded.

Inverse Floating Rate Securities

A Fund may invest in inverse floating rate obligations. The interest on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

Auction Rate Securities

A Fund may invest in auction rate securities. Auction rate securities consist of auction rate debt securities and auction rate preferred securities issued by closed-end investment companies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. With respect to auction rate securities issued by a closed-end fund, a Fund will indirectly bear its proportionate share of any management fees paid by the closed-end fund in addition to the advisory fee payable directly by the Fund. Since February 2008, nearly all such auctions have failed, effectively locking in below-market interest rates.

Event-Linked Bonds

A Fund may invest in “event-linked” bonds, which sometimes are referred to as “insurance-linked” or “catastrophe” bonds. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude. For some event-linked bonds, the trigger event’s magnitude may be based on losses to a company or industry, index-portfolio losses, industry indexes or readings of scientific instruments rather than specified actual losses. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, a Fund may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. A Fund is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument.

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Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. Event-linked bonds may include special purpose vehicles or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as sidecars, or to provide reinsurance to insurance companies, known as collateralized reinsurance. In addition to the specified trigger events, event-linked bonds may also expose a Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. This may result in more frequent and greater than expected loss of principal and/or interest, which would adversely impact a Fund’s total returns. Further, to the extent there are events that involve losses or other metrics, as applicable, that are at, or near, the threshold for a trigger event, there may be some delay in the return of principal and/or interest until it is determined whether a trigger event has occurred. Finally, to the extent there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a catastrophe, there may be losses or delays in the payment of principal and/or interest on the event-linked bond. As a relatively new type of financial instrument, there is limited trading history for these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transactions costs and the possibility that a Fund may be forced to liquidate positions when it would not be advantageous to do so.

Event-linked bonds are typically rated by at least one nationally recognized rating agency, but also may be unrated. Although each rating agency utilizes its own general guidelines and methodology to evaluate the risks of an event-linked bond, the average rating in the current market for event-linked bonds is “BB” by Standard &Poor’s Rating Group (or the equivalent rating for another rating agency). However, there are event-linked bonds rated higher or lower than ”BB.”

The rating for an event-linked bond primarily reflects the rating agency’s calculated probability that a pre-defined trigger event will occur. This rating also assesses the bond’s credit risk and model used to calculate the probability of the trigger event.

Event-linked bonds typically are restricted to qualified institutional buyers and, therefore, are not subject to registration with the Securities and Exchange Commission or any state securities commission and are not listed on any national securities exchange. The amount of public information available with respect to event-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities. Event-linked bonds may be subject to the risks of adverse regulatory or jurisdictional determinations. There can be no assurance that future regulatory determinations will not adversely affect the overall market for event-linked bonds.

Event-Linked Swaps

A Fund may obtain event-linked exposure by investing in event-linked swaps, which typically are contingent, or formulaically related to defined trigger events, or by pursuing similar event-linked derivative strategies. Trigger events include hurricanes, earthquakes and weather-related phenomena. If a trigger event occurs, a Fund may lose the swap’s notional amount. As derivative instruments, event-linked swaps are subject to risks in addition to the risks of investing in event-linked bonds, including counterparty risk and leverage risk.

Zero Coupon, Pay-In-Kind, Deferred and Contingent Payment Securities

A Fund may invest in zero coupon securities, which are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. The interest rate on contingent payment securities is determined by the outcome of an event, such as the performance of a financial index. If the financial index does not increase by a prescribed amount, a Fund may receive no interest.

Inflation-Protected Fixed Income Securities

A Fund may invest in inflation-linked fixed-income securities, including Treasury Inflation Protected Securities (“TIPS”) issued by the U.S. government, which are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.

The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in the value of TIPS. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Fund may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in the currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds’ inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.

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Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though a Fund holding TIPS will not receive cash representing the increase at that time. As a result, a Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

If a Fund invests in TIPS, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Because a Fund is required to distribute substantially all of its net investment income (including accrued original issue discount), the Fund’s investment in either zero coupon bonds or TIPS may require it to distribute to shareholders an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

Distressed Securities

A Fund’s investment in distressed securities may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, non- performing and sub-performing mortgage loans typically are unrated, lower-rated, in default or close to default. Many of these instruments are not publicly traded, and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult, and a Fund may lose all of its investment, or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Equity Securities and Related Investments

Investments in Equity Securities

Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed-income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by a Fund. Also, the prices of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by a Fund.

Warrants and Stock Purchase Rights

A Fund may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

A Fund may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer’s shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer’s current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Common Stock

A Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred Shares

A Fund may invest in preferred shares. Preferred shares are equity securities, but they have many characteristics of fixed-income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than a Fund’s fixed-income securities. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stocks from one another are the dividend rights, which may be cumulative or noncumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

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The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights.

Investments in Initial Public Offerings

Companies involved in initial public offering (IPOs) generally have limited operating histories, and prospects for future profitability are uncertain. The market for IPO issuers has been volatile, and share prices of newly public companies have fluctuated significantly over short periods of time. Further, stocks of newly-public companies may decline shortly after the IPO. There is no assurance that a Fund will have access to IPOs. The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. The market for IPO shares can be speculative and/or inactive for extended periods of time. There may be only a limited number of shares available for trading. The limited number of shares available for trading in some IPOs may also make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices.

Non-U.S. Investments

Equity Securities of Non-U.S. Issuers

A Fund may invest in equity securities of non-U.S. issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments.

Debt Obligations of Non-U.S. Governments

A Fund may invest in all types of debt obligations of non-U.S. governments. An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. During periods of economic uncertainty (such as the financial crisis that began in 2008), the values of sovereign debt and of securities of issuers that purchase sovereign debt may be more volatile than prices of debt obligations of U.S. issuers. In the past, certain non-U.S. countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, declared moratoria on the payment of principal and interest on their sovereign debt, or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on disbursements or assistance from non-U.S. governments, multinational agencies and other entities to reduce principal and interest arrearages on their debt. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Eurodollar instruments and Samurai and Yankee bonds. A Fund may invest in Eurodollar instruments and Samurai and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Samurai bonds are yen-denominated bonds sold in Japan by non-Japanese issuers. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by non-U.S. governments and their agencies and non-U.S. banks and corporations. A Fund may also invest in Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankees Certificates of Deposit (“Yankee CDs”). ECDs are U.S. dollar-denominated certificates of deposit issued by non-U.S. branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a non-U.S. branch of a U.S. bank or in a non-U.S. bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a non-U.S. bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, non-U.S. withholding or other taxes, seizure of non-U.S. deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Investments in emerging markets. A Fund may invest in securities of issuers in countries with emerging economies or securities markets, which have exposure to the risks discussed below relating to non-U.S. investments more generally, as well as certain additional risks. A high proportion of the shares of many issuers in emerging market countries may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. In addition, emerging market investments are susceptible to being influenced by large investors trading significant blocks of securities.

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Emerging market stock markets are undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industries in these countries are comparatively underdeveloped, including in respect of legal and regulatory systems. Stockbrokers and other intermediaries in the emerging markets may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in many emerging market countries are undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries may have, in the past, failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in those countries and the availability of additional investments in those countries. The laws of countries in emerging markets relating to limited liability of corporate shareholders, fiduciary duties of officers and directors and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts of these countries than it is in the United States. Emerging securities markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Although some governments in emerging markets have instituted economic reform policies, there can be no assurances that such policies will continue or succeed.

Risks of non-U.S. investments. Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets, may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, may undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Non-U.S. securities markets and regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Subadviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, political and social factors. Certain countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for a Fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a Fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a Fund’s operation.

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Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Unanticipated political or social developments may affect the values of a Fund’s investments and the availability to the Fund of additional investments in such countries. In the past, the economies, securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurance that these economic and market disruptions might not occur again. For example, recently the United Kingdom held a referendum in which voters approved an exit from the European Union (“Brexit”). Although the effects of Brexit remain unclear, they could be significant and widespread.

Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade.

Currency risks. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian services and related investment costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

Withholding and other taxes. A Fund may be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain countries with respect to the Fund’s investments in such countries. These taxes may reduce the return achieved by a Fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Europe - Recent Events. Some countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments due to the interconnected nature of the global economy and capital markets.

Investments in Depositary Receipts

A Fund may hold securities of non-U.S. issuers in the form of ADRs, EDRs, GDRs and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent.

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For purposes of a Fund’s investment policies, investments in ADRs, EDRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of non-U.S. issuers. A Fund may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent a Fund invests in such unsponsored depositary receipts there may be an increased possibility that the Fund may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

Foreign Currency Transactions

A Fund may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. A Fund also may enter into forward foreign currency exchange contracts, which are contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

A Fund may enter into forward foreign currency exchange contracts involving currencies of the different countries in which the Fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that a Fund will be engaged in hedging activities when adverse exchange rate movements occur or that its hedging activities will be successful. A Fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by the Subadviser.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level the Fund anticipates.

A Fund may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if the Subadviser determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency.

A Fund may use forward currency exchange contracts to reduce or gain exposure to a currency. To the extent a Fund gains exposure to a currency through these instruments, the resulting exposure may exceed the value of securities denominated in that currency held by the Fund. For example, where a Fund’s security selection has resulted in an overweight or underweight exposure to a particular currency relative to the Fund’s benchmark, such Fund may seek to adjust currency exposure using forward currency exchange contracts. The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. A Fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which a Fund can achieve at some future point in time. The precise projection of currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of a Fund’s foreign assets.

While a Fund may benefit from foreign currency transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if the Fund had not engaged in any such transactions. Moreover, there may be imperfect correlation between the portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by a Fund. Such imperfect correlation may cause a Fund to sustain losses which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or resale, if any, at the current market price.

If a Fund enters into a forward contract to purchase foreign currency, the custodian or the Fund’s Subadviser will segregate liquid assets. See “Asset Segregation.”

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Options on Foreign Currencies

A Fund may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency declines, a Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of a Fund’s securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a Fund may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable a Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

A Fund may also write options on foreign currencies for hedging purposes. For example, if a Fund anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by a Fund.

Similarly, a Fund could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow a Fund to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss, which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if a Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Fund in cash or liquid securities. See “Asset Segregation.”

A Fund may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If a Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

A Fund may also use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different currency with a pattern of correlation. Cross-hedging may also include using a foreign currency as a proxy for the U.S. dollar, if the Subadviser determines that there is a pattern of correlation between that currency and the U.S. dollar. A Fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by a Fund.

Natural Disasters

Certain areas of the world, including areas within the United States, historically have been prone to natural disasters, such as hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts. Such disasters, and the resulting damage, could have a significant adverse impact on the economies of those areas and on the ability of issuers in which a Fund invests to conduct their businesses, and thus on the investments made by the Fund in such geographic areas and/or issuers. Adverse weather conditions could have a significant adverse impact on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

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Investment Company Securities and Real Estate Investment Trusts

Other Investment Companies

A Fund may invest in the securities of other investment companies to the extent that such investments are consistent with such Fund’s investment objectives and policies and permissible under the 1940 Act. Under one provision of the 1940 Act, a Fund may not acquire the securities of another investment company if such purchase would result in (i) 3% or more of the total outstanding voting securities of any one investment company being held by the Fund, (ii) 5% or more of the Fund’s total assets being invested in any one investment company, or (iii) 10% or more of the Fund’s total assets being invested in securities of other investment companies. However, there are several provisions of the 1940 Act and rules thereunder that allow more expansive investment in investment companies. In addition, these limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. Investing in other investment companies subjects a Fund to the risks of investing in the underlying securities held by those investment companies. A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of a Fund’s own operations.

Open-End Investment Companies

A Fund may invest in shares of open-end investment companies. A Fund and any “affiliated persons,” as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any underlying fund unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, when affiliated persons hold shares of any of the underlying fund, a Fund’s ability to invest fully in shares of those funds is restricted, and the Adviser or Subadviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an underlying fund whose shares are purchased by a Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the underlying fund’s outstanding securities during any period of less than 30 days. Shares held by a Fund in excess of 1% of an underlying fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total net assets. Under certain circumstances an underlying fund may determine to make payment of a redemption by a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, a Fund may hold securities distributed by an underlying fund until the Adviser or Subadviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and their respective Adviser or Subadviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the Adviser or Subadviser of a Fund. The result would be an indirect expense to a Fund without accomplishing any investment purpose.

Exchange Traded Funds

A Fund may invest in exchange traded funds (“ETFs”). ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”). ETFs may be based on underlying equity or fixed-income securities. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. A Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of a Fund’s own operations. Many ETFs have received exemptive orders issued by the SEC that would permit a Fund to invest in those ETFs beyond the limitations applicable to other investment companies, subject to certain terms and conditions. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Certain ETFs, including leveraged ETFs and inverse ETFs, may have embedded leverage. Leveraged ETFs seek to multiply the return of the tracked index (e.g., twice the return) by using various forms of derivative transactions. Inverse ETFs seek to negatively correlate with the performance of a particular index by using various forms of derivative transactions, including by short-selling the underlying index. An investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in leveraged ETFs or inverse ETFs, a Fund can commit fewer assets to the investment in the securities represented on the index than would otherwise be required.

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Leveraged ETFs and inverse ETFs present all of the risks that regular ETFs present. In addition, leveraged ETFs and inverse ETFs determine their return over a specific, pre-set time period, typically daily, and, as a result, there is no guarantee that the ETF’s actual long term returns will be equal to the daily return that a Fund seeks to achieve. For example, on a long-term basis (e.g., a period of 6 months or a year), the return of a leveraged ETF may in fact be considerably less than two times the long-term return of the tracked index. Furthermore, because leveraged ETFs and inverse ETFs achieve their results by using derivative instruments, they are subject to the risks associated with derivative transactions, including the risk that the value of the derivatives may rise or fall more rapidly than other investments, thereby causing the ETF to lose money and, consequently, the value of a Fund’s investment to decrease. Investing in derivative instruments also involves the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the ETF. Short sales in particular are subject to the risk that, if the price of the security sold short increases, the inverse ETF may have to cover its short position at a higher price than the short sale price, resulting in a loss to the inverse ETF and, indirectly, to a Fund. An ETF’s use of these techniques will make a Fund’s investment in the ETF more volatile than if the Fund were to invest directly in the securities underlying the tracked index, or in an ETF that does not use leverage or derivative instruments. However, by investing in a leveraged ETF or an inverse ETF rather than directly purchasing and/or selling derivative instruments, a Fund will limit its respective potential loss solely to the amount actually invested in the ETF (that is, a Fund will not lose more than the principal amount invested in the ETF).

Exchange Traded Notes

An exchange traded note (“ETN”) is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index. ETNs are publically traded on a U.S. securities exchange. An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share. Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.

Real Estate Investment Trusts (“REITs”)

A Fund may invest in REITs. REITs are companies that invest primarily in income producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Code. A Fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the Fund. Such indirect expenses are not reflected in the fee table or expense example in a Fund’s prospectus. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans, the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index (the “S&P 500”).

Closed-End Investment Companies

A Fund may invest its assets in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below. A Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any closed-end fund. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price.

Such securities are then listed for trading on the New York Stock Exchange, the American Stock Exchange, the NASDAQ and, in some cases, may be traded in other over- the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Funds), investors seek to buy and sell shares of closed-end funds in the secondary market.

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A Fund generally will purchase shares of closed-end funds only in the secondary market. A Fund will incur normal brokerage costs on such purchases similar to each expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. A Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Fund’s Adviser or Subadviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if a Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

A Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by a Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of a Fund’s shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by a Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders. A Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Master Limited Partnerships

A Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended, and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria. MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their cash flow in distributions. This pass through creates passive income or losses, along with dividend and investment income. The MLPs a Fund may purchase are comprised of a general partner (the “GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment. Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase. This serves as an incentive to the GP to grow the partnership’s distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of a “floating” rate debt. As such, a significant upward swing in interest rates would also drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

Derivative Instruments

Derivatives

A Fund may, but is not required to, use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps, forwards and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. A Fund may use derivatives for a variety of purposes, including: in an attempt to hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics (for example, for funds investing in securities denominated in non-U.S. currencies, a portfolio’s currency exposure, or, for funds investing in fixed-income securities, a portfolio’s duration or credit quality). A Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations.

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Using derivatives exposes a Fund to additional risks and may increase the volatility of the Fund’s net asset value and may not provide the expected result. Derivatives may have a leveraging effect on the portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value in a larger pool of assets than a Fund would otherwise have had. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain. If changes in a derivative’s value do not correspond to changes in the value of a Fund’s other investments or do not correlate well with the underlying assets, rate or index, the Fund may not fully benefit from, or could lose money on, or could experience unusually high expenses as a result of, the derivative position. Derivatives involve the risk of loss if the counterparty defaults on its obligation. Certain derivatives may be less liquid, which may reduce the returns of a Fund if it cannot sell or terminate the derivative at an advantageous time or price. A Fund also may have to sell assets at inopportune times to satisfy its obligations. A Fund may not be able to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or may have to sell a portfolio security at a disadvantageous time or price to maintain cover or to segregate securities in connection with its use of derivatives.

Some derivatives may involve the risk of improper valuation. Suitable derivatives may not be available in all circumstances or at reasonable prices and may not be used by a Fund for a variety of reasons.

The derivatives in which a Fund may invest have become subject to comprehensive statutes, regulations and margin requirements. In particular, certain provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, require most OTC derivatives to be executed on a regulated market and cleared through a central counterparty, which may result in increased margin requirements and costs for a Fund. In addition, the Dodd-Frank Act and related CFTC and SEC rules require certain additional disclosure, recordkeeping and reporting requirements with respect to a Fund, which may increase the Fund’s expenses.

A Fund’s use of derivatives may be affected by other applicable laws and regulations and may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad. A Fund’s ability to use derivatives may be limited by tax considerations. Certain derivatives transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that are either required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, a Fund bears the risk of default by its counterparty. In a cleared derivatives transaction, the Fund is instead exposed to the risk of default of the clearinghouse and, to the extent the Fund has posted any margin, the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

Derivatives involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For derivatives not guaranteed by an exchange or clearinghouse, a Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

Some swap agreements may still be negotiated bilaterally and traded over-the-counter between two parties, however, in many instances, swap agreements must now be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. These requirements may reduce counterparty credit risk and increase liquidity, but will not make the swap transaction risk free and may require the applicable Fund to incur increased expenses to access the same types of swaps previously available on a bilateral basis. Market-traded swaps may not meet the investment needs of a Fund. In addition, clearing requirements create the risk that a Fund may not be able to find a clearinghouse for certain swaps.

Options on Securities and Securities Indices. A Fund may purchase and write put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. A Fund may also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased. Writing call and put options on securities. A call option written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. The exercise price may differ from the market price of an underlying security. Ae Fund has the risk of loss that the price of an underlying security may decline during the call period. The risk may be offset to some extent by the premium a Fund receives. If the value of the investment does not rise above the call price, it’s likely that the call will lapse without being exercised. In that case, a Fund would keep the cash premium and the investment. A call option written by a Fund that is covered means that the Fund will own the securities subject to the options as long as the options are outstanding, or the Fund will use the other methods described below. A Fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, a Fund may forgo the opportunity to profit from an increase in the market price of the underlying security. A put option written by a Fund would obligate the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. A Fund has no control over when it may be required to purchase the underlying securities. A put option written by a Fund that is covered means that the Fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, a Fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase. Call and put options written by a Fund will also be considered to be covered to the extent that the Fund’s liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the Fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces a Fund’s net exposure on its written option position.

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Writing call and put options on securities indices. A Fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price. Index options are subject to the timing risk inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall “out-of-the-money”, aFund will be required to pay cash in an amount of the difference between the closing index value and the exercise price of the option.

Purchasing call and put options. A Fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

A Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as “closing purchase transactions.”

Options spreads and straddles. Option spread and straddle transactions require a Fund to purchase and/or write more than one option simultaneously. A Fund may engage in option spread transactions in which it purchases and writes put or call options on the same underlying instrument, with the options having different exercise prices and/or expiration dates.

A Fund also may engage in option straddles, in which it purchases or sells combinations of put and call options on the same instrument. A long straddle is a combination of a call and a put option purchased on the same security where the exercise price of the put is less than or equal to the exercise price of the call.

A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is less than or equal to the exercise price of the call and where the same issue of security or currency is considered cover for both the put and the call.

Risks of trading options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although it is expected that outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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A Fund may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula. Transactions by a Fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Subadviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on the ability of a Subadviser to predict future price fluctuations and the degree of correlation between the options and securities markets. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Options on Futures Contracts

A Fund may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. A Fund may enter into closing purchase and sale transactions with respect to any futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. A Fund may invest in futures and options based on credit derivative contracts on baskets of indices of securities. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. A Fund will engage in futures and related options transactions for bona fide hedging and non-hedging purposes as described below. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on non-U.S. exchanges.

Futures, Swaps and Options

As described above and below, a Fund may purchase and sell, in the U.S. or abroad, futures contracts, swaps and put and call options on securities, futures, securities indices, swaps and currencies. In the future, a Fund may employ instruments and strategies that are not presently contemplated, but which may be subsequently developed, to the extent such investment methods are consistent with such Fund’s investment objectives, and are permissible under applicable law. There can be no assurance that investing in a security or other financial instrument will be successful.

A Fund may buy and sell these instruments for a number of purposes, including hedging, investment or speculative purposes. For example, a Fund may invest in these instruments to try to manage its exposure to the possibility that the prices of the securities and other financial instruments within its portfolio may decline, or to establish a position in the securities or commodities markets as a substitute for purchasing the underlying securities or physical commodity. Some of these strategies, such as selling futures, buying puts and writing covered calls, may be used to hedge a Fund’s portfolio against price fluctuations. Other hedging strategies that may be implemented by a Fund, such as buying futures and call options, tend to increase the Fund’s exposure to the securities market.

Swap Agreements

A Fund may enter into swap agreements with respect to securities, futures, currencies, physical commodities and other financial instruments. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors, including securities, futures, currencies, indices, commodities and other instruments. Depending upon their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or financial instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). The “notional amount” of the swap agreement is only a reference point basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

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Some swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of liquid assets in accordance with SEC staff positions on the subject.

Forms of swap agreements also include cap, floor and collar agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

A Fund’s use of swap agreements may not be successful in furthering its investment objective, and the Subadviser may not accurately predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If such instruments are determined to be illiquid by a Subadviser, then a Fund will limit its investment in these instruments subject to its limitation on investments in illiquid securities. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on a Fund by the Code may limit such Fund’s ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. Regulatory changes could adversely affect a Fund by restricting its trading activities and/or increasing the costs or taxes to which its investors are subject. Dodd-Frank, among other things, grants the CFTC and SEC broad rulemaking authority to implement various provisions of Dodd-Frank, including comprehensive regulation of the OTC derivatives market. These regulations include derivative exchange trading and clearing requirements, disclosure obligations, margin posting requirements as well as requiring OTC derivative dealers and major OTC derivatives market participants to register with the SEC and/or CFTC. The implementation of the Dodd-Frank could adversely affect a Fund by increasing transaction and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives that the Fund trades. Other potentially adverse regulatory initiatives could develop suddenly and without notice.

Equity, Currency, Commodity and Futures Swaps

A Fund may enter into swaps with respect to a security, currency, commodity or futures contract (each, an “asset”); basket of assets; asset index; or index component (each, a “reference asset”). An equity, currency, commodity or futures swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference asset during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

Equity, currency, commodity or futures swap contracts may be structured in different ways. For example, with respect to an equity swap, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, a Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock.

Therefore, in this case the return to a Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when a Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, a Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

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Equity, currency, commodity or futures swaps generally do not involve the delivery of the reference asset. Accordingly, the risk of loss with respect to these swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to the swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Inasmuch as these transactions are offset by segregated cash or liquid assets to cover a Fund’s current obligations (or are otherwise covered as permitted by applicable law), the Fund and its Subadviser believe that these transactions do not constitute senior securities under the 1940 Act.

Equity, currency, commodity or futures swaps are derivatives and their value can be very volatile. To the extent that a Subadviser does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Total Return and Interest Rate Swaps

Through a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or an index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread.

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are “fixed-for floating rate swaps,” “termed basis swaps” and “index amortizing swaps.” Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met. Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

Interest rate and total return swaps entered into in which payments are not netted may entail greater risk than a swap entered into a net basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

Foreign Currency Swaps

Foreign currency swaps involve the exchange by the lenders, including a Fund, with another party (the “counterparty”) of the right to receive the currency in which the loans are denominated for the right to receive U.S. dollars. A Fund will enter into a foreign currency swap only if the outstanding debt obligations of the counterparty are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Fund’s respective adviser to be equivalent to such rating. The amounts of U.S. dollar payments to be received by a Fund and the foreign currency payments to be received by the counterparty are fixed at the time the swap arrangement is entered into. Accordingly, the swap protects a Fund from the fluctuations in exchange rates and locks in the right to receive payments under the loan in a predetermined amount of U.S. dollars.

If there is a default by the counterparty, a Fund will have contractual remedies pursuant to the swap agreement; however, the U.S. dollar value of the Fund’s right to receive foreign currency payments under the obligation will be subject to fluctuations in the applicable exchange rate to the extent that a replacement swap arrangement is unavailable or the Fund is unable to recover damages from the defaulting counterparty.

Cross Currency Interest Rate Swap Agreements

Cross currency interest rate swap agreements combine features of currency swap agreements and interest rate swap agreements. The cross currency interest rate swaps in which a Fund may enter generally will involve both the exchange of currency and the payment of interest streams with reference to one currency based on a specified index in exchange for receiving interest streams with reference to the other currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon transaction amount. For example, the payment stream on a specified amount of euro based on a European market floating rate might be exchanged for a U.S. oriented floating rate on the same principal amount converted into U.S. dollars.

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Credit Default Swaps. A Fund may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. A Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, a Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If a Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by a Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to a Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce a Fund’s return.

Special Risk Factors Regarding Futures, Swaps and Options

Transactions in derivative instruments (e.g., futures, options and swaps) involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities or other financial instruments subject to such transactions. Losses on derivative instruments may substantially exceed the amount invested in these instruments. In addition, the entire premium paid for options contracts may be lost before they can be exercised profitably. Transaction costs are incurred in opening and closing positions.

A Fund’s use of swaps, futures contracts and certain other derivative instruments can have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset underlying a derivative instrument and results in increased volatility, which means a Fund could have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use derivative instruments that have a leveraging effect. Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in a Fund’s exposure to an asset and may cause the Fund’s NAV to be volatile. For example, if a Subadviser seeks to gain enhanced exposure to a specific asset through a derivative instrument providing leveraged exposure to the asset, and that derivative instrument increases in value, the gain to a Fund will be magnified. However, if the investment in a derivative instrument decreases in value, the loss to a Fund will likely be magnified. A decline in a Fund’s assets due to losses magnified by derivative instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests or to meet asset segregation requirements when it may not be advantageous to do so. There is no assurance a Fund’s use of derivative instruments providing enhanced exposure to underlying assets will enable the Fund to achieve its investment objectives.

A Fund’s success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Fund’s assets.

OTC derivative instruments involve an increased risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the closing out of positions to limit losses. Certain OTC options and other instruments used to hedge positions in OTC options could be considered illiquid. The ability to close positions in OTC derivative instruments could depend on the cooperation of the counterparties to such OTC transactions. For thinly-traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. The use of derivatives is a highly specialized activity that involves skills different from conducting ordinary securities transactions. There can be no assurance that a Subadviser’s use of derivative instruments will be advantageous to a Fund.

Regulatory Matters Regarding Futures, Swaps and Options

Each Fund is considered a “commodity pool” by the CFTC. Each Fund’s Adviser is registered with the CFTC as a commodity pool operator (“CPO”) and serves as the CPO for such Fund. The Subadviser for each Fund is also registered with the CFTC as a CPO. The Funds, the Advisers and the Subadvisers are subject to CFTC regulation. The Funds are required to comply with the CFTC’s disclosure, reporting and recordkeeping requirement in accordance with the CFTC’s August 2013 rules with respect to compliance obligations for CPOs of registered investment companies (the “Harmonization Rule”).

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Through the Harmonization Rule, the CFTC effectively adopted a substituted compliance regime for CPOs of registered investment companies largely premised upon such entities’ adherence to the compliance obligations under the SEC statutory and regulatory compliance regime. The Harmonization Rule could cause the Funds to incur regulatory compliance and reporting expenses. The effects of the regulatory changes could reduce investment returns or harm a Fund’s ability to implement its investment strategy. Investors in each Fund and financial advisers should consider whether a Fund’s status as a “commodity pool” impacts their operations or status under the Commodity Exchange Act of 1936, as amended (the “CEA”), in deciding whether to invest in a Fund.

Transactions in futures and options by a Fund are subject to limitations established by futures and options exchanges governing the maximum number of futures and options contracts that may be written or held by a single investor or group of investors acting in concert, regardless of whether the futures or options contracts were written or purchased on the same or different exchanges or are held in one or more accounts, through one or more different exchanges or through one or more broker-dealers or counterparties. Thus the number of futures or options contracts which a Fund may write or hold may be affected by futures or options contracts written or held by other entities, including other investment companies advised by such Fund’s Adviser or Subadviser (or an adviser that is an affiliate of such Adviser or Subadviser), as applicable rules may require the futures or options positions held by such Fund to be “aggregated” with those of investment companies under common control therewith. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions or monetary fines.

The CFTC has proposed rules relating to position limits on derivatives (including futures, options and swaps) with certain underlying reference assets. The CFTC has also proposed rules relating to the aggregation of derivative positions among commonly owned or controlled entities and exemptions from such aggregation. In addition, the U.S. Securities and Exchange Commission has also proposed rules that may limit the extent to which a Fund may engage in derivatives transactions. The finalization of these rules and the ability of a Fund to rely on any exemption thereunder may affect the size and types of investments the Fund may make and a Fund’s investment strategy.

Futures Contracts

U.S. futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract. A Fund may also invest in futures contracts listed on foreign futures exchanges.

Trading futures contracts presents several risks to a Fund. In the event a Fund invests in futures contracts for hedging purposes or otherwise, there can be an imperfect correlation between movements in the price of futures and movements in the price of the instruments that are the subject of the hedge. The price of futures may move more or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective, but, if the price of the instruments being hedged has moved in an unfavorable direction, a Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures contract. If the price of the futures contract moves more than the price of the hedged instruments, a Fund will experience either a loss or gain on the futures contract which will not be completely offset by movements in the price of the instruments which are the subject of the hedge.

To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures contracts, or if otherwise deemed to be appropriate by such Fund’s Subadviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by such Fund’s Subadviser. It is also possible that, when a Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of the futures contracts held by the Fund may decline.

Where futures contracts are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concerns as to a possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the securities or other financial instruments that were to be purchased.

A Fund may also use futures contracts to attempt to gain exposure to a particular market, index, security, physical commodity or other financial instrument or for speculative purposes to increase return. One or more markets, indices or instruments to which the Fund have exposure through futures contracts may decrease in value, possibly sharply and unpredictably. This means a Fund could lose money.

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The price of futures may not correlate perfectly with movements in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Also, with respect to futures contracts, the liquidity of the futures market depends on participants entering into equal and opposite futures contracts, rather than making or taking delivery. To the extent participants decide to hold a futures contract until expiry, liquidity in the futures market could be reduced, thus producing distortions. Further, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash markets and movements in the price of futures contracts, a correct forecast of general market trends or interest rate movements by a Subadviser may not result in a successful hedging transaction over a short time frame (in the event futures contracts are used for hedging purposes).

Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures contracts. Although it is intended that a Fund will purchase or sell futures contracts only on exchanges or boards of trade where there appear to be active markets, there is no assurance that a liquid market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin (as described below). In such circumstances, an increase in the price of the securities or other financial instruments, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities or other financial instruments will correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a market for a futures contract may be adversely affected by “daily price fluctuation limits” established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the futures contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover equity.

Successful use of futures contracts to hedge portfolio securities protects against adverse market movements but also reduces potential gain. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities or other financial instruments to meet daily variation margin requirements. Such sales of securities or other financial instruments may be, but will not necessarily be, at increased prices that reflect the rising market. A Fund may have to sell securities or other financial instruments at a time when it may be disadvantageous to do so.

Stock Index Futures

A Fund may invest in stock index futures. A stock index assigns relative values to the common stocks included in the index and fluctuates with the changes in the market value of those stocks.

Stock index futures are contracts based on the future value of the basket of securities that comprise the underlying stock index. The contracts obligate the seller to deliver and the purchaser to take cash to settle the futures transaction or to enter into an obligation contract. No physical delivery of the securities in the underlying index is made on settling the futures obligation. No price is paid or received by a Fund on the purchase of a stock index future position but margin amounts may be required. At any time prior to the expiration of the future, a Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by a Fund on the future for tax purposes. Although stock index futures by their terms call for settlement by the delivery of cash, in most cases the settlement obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Futures Contracts on Securities

A Fund may purchase and sell futures contracts on securities. A securities futures contract sale creates an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A securities futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

Although futures contracts on securities by their terms call for actual delivery or acceptance of securities, in most cases, the contracts are closed out before the settlement date without making or taking delivery of securities. A Fund may close out a futures contract sale by entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, a Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, a Fund pays the difference and realizes a loss. Similarly, a Fund may close out of a futures contract purchase by entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, a Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, a Fund realizes a loss. Accounting for futures contracts will be in accordance with generally accepted accounting principles.

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Combined Transactions

A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and multiple swap transactions, and any combination of options, futures, currency, interest rate and swap transactions (“component transactions”), instead of a single transaction, as part of a single or combined strategy when such Fund’s Subadviser determines that it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on a Subadviser’s determination that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Hedging Transactions

A Subadviser will from time to time employ various hedging techniques within the Fund. The success of a Fund’s hedging strategy will be subject to such Fund’s Subadviser’s ability to correctly assess the degree of correlation between the performance of the instruments used to effect the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of a Fund’s hedging strategy will also be subject to such Fund’s Subadviser’s ability to continually recalculate, readjust and execute hedges in an efficient and timely manner.

Hedging against a decline in the value of a security or other financial instrument held by a Fund does not eliminate fluctuations in the values of the securities or other financial instruments or prevent losses if the values of the securities or other financial instrument decline. Rather, hedging establishes other positions designed to gain from those same declines, thus seeking to moderate the decline in the security or other financial instrument’s value. Hedging transactions can also limit the opportunity for gain if the value of the security or other financial instrument increases. For a variety of reasons, a Subadviser may not seek to establish a perfect correlation between hedging instruments and the security or other financial instrument being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs. A Subadviser may determine, in its discretion, not to hedge against certain risks and certain risks may exist that cannot be hedged appropriately. Any decision not to seek to hedge fully or perfectly against any risk may prevent a Fund from achieving the intended hedge or expose the Fund to risk of loss. Furthermore, a Subadviser may not anticipate a particular risk so as to hedge against it effectively. Hedging transactions also limit the opportunity for gain if the value of a hedged security or other financial instrument should increase.

Credit-Linked Notes

A Fund may invest in credit-linked notes (“CLNs”), which are derivative instruments. A CLN is a synthetic obligation between two or more parties where the payment of principal and/or interest is based on the performance of some obligation (a reference obligation). In addition to credit risk of the reference obligations and interest rate risk, the buyer/seller of the CLN is subject to counterparty risk.

Synthetic Instruments

A Fund may invest in synthetic instruments, which are investments that have characteristics similar to the Fund’s direct investments, and may include equity swaps, equity linked notes and structured products. An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for periodic interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund’s investment objectives and strategies. The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, a Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note. Equity-linked notes are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of the Fund’s portfolio managers to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity- linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, a Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so. As with any investment, a Fund can lose the entire amount it has invested in an equity-linked note. The secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for the Fund. A Fund’s use of synthetic instruments will generally be for the purpose of gaining exposure to specific markets or securities. The principal risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. While a Fund may invest in synthetic instruments, the Funds are restricted to investing no more than 15% of their total assets in securities (of any type) that are illiquid: meaning, not readily marketable.

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Other Investments and Investment Techniques

Short-Term Investments

For temporary defensive or cash management purposes, a Fund may invest in all types of short-term investments including, but not limited to, (a) commercial paper and other short-term commercial obligations; (b) obligations (including certificates of deposit and bankers’ acceptances) of banks; (c) obligations issued or guaranteed by a governmental issuer, including governmental agencies or instrumentalities; (d) fixed-income securities of non-governmental issuers; and (e) other cash equivalents or cash. Subject to a Fund’s restrictions regarding investment in non-U.S. securities, these securities may be denominated in any currency. Although these investments generally are rated investment grade or are determined by a Subadviser to be of equivalent credit quality, a Fund may also invest in these instruments if they are rated below investment grade in accordance with its investment objectives, policies and restrictions.

Illiquid Securities

A Fund may invest up to 15% of its net assets in illiquid and other securities that are not readily marketable. If due to subsequent fluctuations in value or any other reasons, the value of a Fund’s illiquid securities exceeds this percentage limitation, the Fund will consider what actions, if any, are necessary to maintain adequate liquidity. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the 1933 Act, are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the respective Adviser or Subadviser. The Adviser or Subadviser determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. Under the direction of the Board of Trustees, the Adviser or Subadviser monitor the application of these guidelines and procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes. If a Fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Repurchase Agreements

A Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which a Fund purchase securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than a Fund’s purchase price, with the difference being income to the Fund. A repurchase agreement may be considered a loan by a Fund collateralized by securities. Under the direction of the Board of Trustees, a Subadviser reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with a Fund. The counterparty’s obligations under the repurchase agreement are collateralized with a market value of not less than 100% of the obligations, valued daily. Collateral is held by a Fund’s custodian in a segregated, safekeeping account for the benefit of the Fund. Repurchase agreements afford a Fund an opportunity to earn income on temporarily available cash. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and interest involved in the transaction. There is no specific limit on a Fund’s ability to enter into repurchase agreements. The SEC frequently treats repurchase agreements as loans for purposes of the 1940 Act.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities to a bank or other institution with an agreement that a Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. A Fund will segregate assets in an amount at least equal to the repurchase price of the securities.

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Dollar Rolls

A Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for a Fund. A Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to its forward purchase price.

For financial reporting and tax purposes, a Fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. Dollar rolls involve certain risks including the following: if the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to purchase or repurchase the securities subject to the dollar roll may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of dollar rolls will depend upon a Subadviser’s ability to manage its interest rate and prepayment exposure. There is no assurance that dollar rolls can be successfully employed.

Asset Segregation

The 1940 Act requires that a Fund segregate assets in connection with certain types of transactions that may have the effect of leveraging the portfolio. If a Fund enters into a transaction requiring segregation, such as a forward commitment or a reverse repurchase agreement, the custodian or Subadviser will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated. In some instances a Fund may “cover” its obligation using other methods to the extent permitted under the 1940 Act, orders or releases issued by the SEC thereunder, or no-action letters or other guidance of the SEC staff.

Subadviser Risks

Also, the Subadvisers of the Funds manage other accounts. This increases the competition for the same trades which the Funds make. There is no assurance that a Fund’s trading will generate the same results as any other accounts managed by a Subadviser.

Lending Portfolio Securities

For the purpose of achieving income, a Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

INVESTMENT LIMITATIONS

The Trust, on behalf of the Funds, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of a Fund. “A majority of the outstanding voting securities of a Fund,” as defined by the 1940 Act, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy. Non-fundamental policies may be changed by the Board without shareholder approval.

For purposes of each Fund’s investment limitations, all percentage limitations apply immediately after an investment. Except with respect to the fundamental policy relating to borrowing money, set forth in (1) below, if a percentage limitation is adhered to at the time of an investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced within three days (excluding Sundays and holidays) to the extent necessary to comply with the limitation. If illiquid securities exceed 15% of a Fund’s net assets after the time of purchase, such Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities.

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Fundamental Limitations. The Funds have adopted the following investment limitations that cannot be changed by the Board without shareholder approval.

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund’s total assets at the time when the borrowing is made.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Funds, provided that a Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Funds may be deemed an underwriter under certain federal securities laws.

4. Concentration. Each Fund will not invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements secured by U.S. government securities).

5. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

6. Commodities. The Funds may purchase and sell commodities (and commodity-related derivatives) to the maximum extent permitted by applicable law and the Prospectus and SAI.

7. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered fixed-income securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits the Funds to borrow money in amounts of up to one-third of a Fund’s total assets, at the time of borrowing, from banks for any purpose (a Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires the Funds to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings (not including borrowings for temporary purposes in an amount not exceeding 5% of the value of a Fund’s total assets). In the event that such asset coverage falls below this percentage, a Fund is required to reduce the amount of its borrowings within three days (including Sundays and holidays) so that the asset coverage is restored to at least 300%). Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings.

With respect to the fundamental policy relating to issuing senior securities set forth in (2) above, “senior securities” are defined as fund obligations that have a priority over a Fund’s shares with respect to the payment of dividends or the distribution of Fund assets. The 1940 Act prohibits the Funds from issuing any class of senior securities or selling any senior securities of which it is the issuer, except that a Fund is permitted to borrow from a bank as described in connection with the fundamental policy set forth in (1) above. The policy in (2) above will be interpreted not to prevent collateral arrangements with respect to reverse repurchase agreements, swaps, options, forwards or futures contracts or other derivatives, or the posting of initial or variation margin. Each Fund will segregate liquid assets with respect to certain leveraged positions in accordance with requirements for senior securities under Section 18 of the 1940 Act and applicable SEC staff interpretations.

With respect to the fundamental policy relating to making loans set forth in (7) above, the 1940 Act does not prohibit the Funds from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations.

With respect to the fundamental policy related to investing in real estate set forth in (5) above, the Funds may, to the extent permitted by applicable law, invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

With respect to the fundamental policy relating to concentration set forth in (4) above, with respect to the Context Strategic Global Equity Fund’s investments in indices, the Fund will not concentrate in any industry (invest 25% or more in any one industry) except to the extent that the underlying indices are so concentrated.

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BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS

A. Board of Trustees

The Trust is governed by its Board of Trustees. The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law, Delaware law and the stated policies of the Funds. The Board oversees the Trust’s officers and service providers, including each Adviser and Subadviser, who are responsible for the management of the day-to-day operations of their respective Fund based on policies and agreements reviewed and approved by the Board. In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board also is assisted by the Trust’s independent auditor (which reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of which are selected by the Board.

Board Structure and Related Matters. Independent Trustees constitute a majority of the Board members. Alfred C. Salvato, the Chairman of the Board, is an Independent Trustee. Mr. Salvato coordinates with the other Independent Trustees to set the agenda for each meeting of the Board, and serves as liaison with the Independent Trustees, the Trust’s officers and other management personnel, and counsel to the Fund. The Independent Trustees are available to perform all such other duties as the Board may from time to time determine. The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee. The Board has established two standing committees: the Audit Committee and the Nominating and Governance Committee. The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations. The Board believes that its leadership and committee structure is appropriate for the Trust in light of, among other factors, the asset size and nature of the Funds, the number of funds overseen by the Board, the arrangements for the conduct of the Funds’ operations, the number of trustees and the Board’s responsibilities. On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each of its committees, the trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information. Each trustee serves until his death, resignation or removal and replacement. The address for all trustees is c/o Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Interested Trustees
John N. Culbertson, Jr.[1] Born: 1964	Trustee	Since 2014	Managing Director and Chief Investment Officer, Context Capital Partners since 2011; Partner, Veritas Ventures, LLP since 2000; Chief Investment Officer, 2008-2011.	2	None
Independent Trustees
Alfred C. Salvato Born: 1958	Chairman of the Board; Trustee	Chairman since 2017; Trustee since 2016	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	2	Trustee (Chairman), Turner Funds (5 portfolios)
Paul D. Schaeffer Born: 1951	Trustee; Chairman, Nominating and Governance Committee	Since 2014	President, AlphaHut (dba Aspiring Solution Partners) (financial consulting) since 2013; Managing Director, Forward Management (asset management), 2008-2013.	2	Trustee, Index IQ Funds (21 portfolios); PopTech! (conference operator)
Stephen M. Wynne Born: 1955	Trustee; Chairman, Audit Committee	Since 2014	Retired since 2010; Chief Executive Officer, BNY Mellon, U.S. Funds Services, 2010; Chief Executive Officer, PNC Global Investment Servicing (formerly PFPC), 2008-2010.	2	Trustee, FundVantage Trust (36 portfolios); Trustee, Copeland Trust (3 portfolios); Director, The Brandywine Fund, Inc. (1 portfolio) and The Brandywine Blue Fund, Inc. (2 portfolios) (2011-2013)

1 Mr. Culbertson has an equity ownership interest in Granite Peak Asset Management, LLC through his direct and indirect ownership of a limited liability company that owns less than 25% of Granite Peak Asset Management, LLC. He also serves as a member of the Advisory Board of Granite Peak Asset Management, LLC, but does not have an active role in the day-to-day management of the firm.

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In addition to the information set forth in the table above, each trustee possesses other relevant qualifications, experience, attributes or skills. The following provides additional information about these qualifications and experience.

John N. Culbertson, Jr.: Mr. Culbertson has extensive experience in the investment management industry, specialized in the field of quantitative trading and risk management. Mr. Culbertson currently serves as Managing Director and Chief Investment Officer at Context Capital Partners and has also served in senior management roles at investment advisers, including the manager of a fund of hedge funds. Mr. Culbertson has also served as a member of the board of directors of charitable organizations and currently serves on the Board of directors of a foundation providing youth education and training.

Alfred C. Salvato: Mr. Salvato has extensive experience in the financial services and investment management business. Mr. Salvato currently serves as Senior Vice President Academic/Corporate Finance and Chief Investment Officer at Thomas Jefferson University, an academic health center. Mr. Salvato has served as a trustee of the Turner Funds since 1996 and is currently the Chairman of the Board and of the Audit Committee of Turner Funds. Mr. Salvato’s background in finance and investment management, his leadership skills as an executive, and his experience with another investment company board contribute to the Board’s oversight responsibilities regarding fund and Trust operations.

Paul David Schaeffer: Mr. Schaeffer has extensive investment management and leadership experience, having served as the managing director of a service provider to mutual fund, alternative investment and separate account management organizations. Mr. Schaeffer has also served as managing partner of an investment management consulting firm. He is board member of PopTech! a leading innovation network and is an Industry Advisor to Aquiline Capital.

Stephen M. Wynne: Mr. Wynne has extensive experience in the investment management and distribution fields, including experience as the CEO of two different financial services firms. Additionally, he has served on the Boards of Trustees of the FundVantage Trust and the Copeland Trust, each a series trust investment company, since 2009 and 2010, respectively. Mr. Wynne also served on the Boards of Trustees of the Brandywine Fund, Inc. and Brandywine Blue Fund, Inc. from 2011-2013. Mr. Wynne’s background in investment management, his leadership skills as a financial executive, and his experience with other investment company boards bring practical knowledge to Board discussions regarding fund and Trust operations.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Funds, the Board oversees the management of risks relating to the administration and operation of the Trust and the Funds. Each Adviser, as part of its responsibilities for the day-to-day operations of its respective Fund, is responsible for day-to-day risk management. The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Funds. The Board performs this risk management oversight directly and, as to certain matters, through its committees (described below) and through the Independent Trustees. The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Funds.

In general, the Funds’ risks include, among others, investment risk, valuation risk, compliance risk and operational risk. The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Funds. In addition, under the general oversight of the Board, each Adviser, and any Subadviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks. Different processes, procedures and controls are employed with respect to different types of risks. Further, each Adviser and Subadviser oversees and regularly monitors the investments, operations and compliance of its Fund’s investments.

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The Board also oversees risk management for the Trust and the Funds through review of regular reports, presentations and other information from officers of the Trust and other persons. Senior officers of the Trust, senior officers of the Advisers and the Trust’s CCO regularly report to the Board on a range of matters, including those relating to risk management. In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO. On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Funds’ compliance program. Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Funds’ compliance program.

The Board receives regular reports from a “Valuation Committee” of each Fund, operating pursuant to the Trust’s Valuation and Error Correction Policy (the “Valuation Policy”), as approved by the Board. Each Valuation Committee reports to the Board on the pricing of its Fund’s shares and the valuation of such Fund’s portfolio securities; recommends, subject to approval by the Board, independent pricing services to provide a value for such Fund assets; makes and monitors fair value determinations pursuant to the Valuation Policy and carry out any other functions delegated to them by the Board relating to the valuation of Fund assets.

The Board also regularly receives reports from each Adviser with respect to the investments and securities trading of its respective Fund. For example, typically, the Board receives reports, presentations and other information from each Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the investment advisory agreement between each Adviser and the Trust on behalf of the Funds (the “Advisory Agreement”). Also, if applicable, the Board receives reports from each Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of its respective Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Advisers also report regularly to the Audit Committee on valuation matters, internal controls and accounting and financial reporting policies and practices. In addition, the Audit Committee receives regular reports from the Trust’s independent auditors on internal control and financial reporting matters.

Information Security Risk. The Trust, and its service providers, may be prone to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Trust or an Adviser, Subadviser, custodian, transfer agent, fund accounting agent, financial intermediaries and other third-party service providers may adversely impact the Trust. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede security trading, subject the Fund to regulatory fines, financial losses and/or cause reputational damage. The Trust may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause a Fund’s investment in such companies to lose value.

Trustee Ownership in the Funds and the Fund Complex. The following table sets forth each Trustee’s ownership of the Funds and the Trust.

Trustees	Dollar Range of Beneficial Ownership in a Fund as of December 31, 2016	Aggregate Dollar Range of Ownership as of December 31, 2016 in all Registered Investment Companies Overseen by Trustee in the Trust
Interested Trustees
John N. Culbertson, Jr.	Context Macro Opportunities Fund - Over $100,000 Context Strategic Global Equity Fund - Over $100,000	Over $100,000
Stephen J. Kneeley*	Context Macro Opportunities Fund - Over $100,000	Over $100,000
Independent Trustees
Alfred C. Salvato	None	None
Paul D. Schaeffer	None	None
Stephen M. Wynne	Context Macro Opportunities Fund - Over $100,000	Over $100,000

* Mr. Kneeley resigned as a trustee of the Trust on April 18, 2017.

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B. Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. As of the date of this SAI, the officers of the Trust, their year of birth and their principal occupations during the past five years are as set forth below. Each officer serves until his or her death, resignation or removal and replacement. The business address of each officer is c/o Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, Ohio 43230.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
C. David Bunstine Born: 1965	President and Principal Executive Officer	Since 2015	Director, Foreside Management Services, LLC, November 2013 to present; Director Citi Fund Services Ohio, Inc., from 2007 to 2013.
Trent M. Statczar Born: 1971	Treasurer and Principal Financial Officer	Since 2015	Director, Foreside Management Services, LLC, 2008 to present.
Danielle Kulp Born: 1981	Secretary	Since 2017	Director, Foreside Management Services, LLC, December 2016 to present; Consultant, Lincoln Financial Group, September 2013 to November 2016; Corporate Secretary, SEI Investments, December 2012 to September 2013; Senior Specialist, BNY Mellon, December 2010 to December 2012.
Rodney Ruehle Born: 1968	Chief Compliance Officer	Since 2015	Director, Foreside Management Services, LLC, 2008 to present; Chief Compliance Officer of Asset Management Fund, November 2009 to April 2016; Chief Compliance Officer of Tributary Funds, Inc., December 2009 to present; Chief Compliance Officer of Advisers Investment Trust, July 2011 to December 2016; Chief Compliance Officer of Penn Series Funds, Inc., February 2012 to November 2014; Chief Compliance Officer of Praxis Mutual Funds, May 2015 to present; Chief Compliance Officer of Horizons ETF Trust I, December 2016 to present..

C. Ownership of Securities of the Advisers and Related Companies

As of December 31, 2016, no Independent Trustee (or any of his immediate family members) owned beneficially or of record, securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D. Information Concerning Trust Committees

Audit Committee. The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Salvato, Schaeffer and Wynne. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent auditors to the Trust. In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls. During the fiscal year ended December 31, 2016, the Audit Committee met three times.

Nominating and Governance Committee. The Trust’s Nominating and Governance Committee, which meets when necessary, consists of Messrs. Salvato, Schaeffer and Wynne. Pursuant to a charter adopted by the Board, the Nominating and Governance Committee is charged with the duty of nominating all trustees and committee members and presenting these nominations to the Board. The Nominating and Governance Committee will not consider any nominees for trustees recommended by security holders. During the fiscal year ended December 31, 2016, the Nominating and Governance Committee met once.

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E. Compensation of Trustees and Officers

Independent Trustees of the Trust each receive an annual fee of $10,000 for service to the Trust. The Independent Trustees may receive additional fees for special Board meetings. Each trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a trustee, including travel and related expenses incurred in attending Board meetings. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the trustees.

The following table sets forth the fees paid to each trustee by the Funds for the fiscal year ended December 31, 2016.

Trustee	Aggregate Compensation from the Funds	Pension or Retirement Benefits Accrued as part of Fund Expenses	Total Compensation from Trust
Interested Trustees
John N. Culbertson, Jr.	$0	N/A	$0
Stephen J. Kneeley[1]	$0	N/A	$0
Independent Trustees
Alfred C. Salvato[2]	$10,000	N/A	$10,000
Paul D. Schaeffer	$10,000	N/A	$10,000
Stephen M. Wynne	$10,000	N/A	$ 10,000

1 Mr. Kneeley resigned as a trustee of the Trust on April 18, 2017.

2 Mr. Salvato was appointed as a trustee of the Trust on February 12, 2016.

F. Investment Advisers

Services of Advisers. Each Adviser serves as investment adviser to a Fund pursuant to an Advisory Agreement. Under each Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities, and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. Each Adviser may compensate brokers or other service providers (“Financial Intermediaries”) out of its own assets, and not as additional charges to its Fund, in connection with the sale and distribution of shares of such Fund and/or servicing of these shares.

Ownership of Advisers and Subadvisers. The following persons/entities control the Advisers and the Subadvisers through equity interests.

Adviser	Controlling Persons/Entities
Context Advisers II, L.P.	Context Asset Management, L.P.
Context Advisers III, L.P.	Context Asset Management, L.P.

Subadviser	Controlling Persons/Entities
First Principles Capital Management, LLC	American International Group, Inc. (“AIG”)
Granite Peak Asset Management, LLC	Daken J. Vanderberg

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Information Concerning Accounts Managed by Portfolio Managers. The table below provides information regarding other accounts managed by the portfolio managers as of December 31, 2016:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets (in millions) in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets (in millions) in Accounts Where Advisory Fee is Based on Account Performance
Mark G. Alexandridis – Context Macro Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 3 24	$0 $1,229 $2,612	0 1 1	$0 $1,101 $43
David Ho– Context Macro Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 3 35	$0 $1,808 $5,643	0 2 0	$0 $1,704 $0
Mattan Horowitz– Context Macro Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 2 8	$0 $1,205 $1,276	0 1 0	$0 $1,101 $0
Prasad Kadiyala– Context Macro Opportunities Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 3 24	$0 $1,220 $2,612	0 1 1	$0 $1,101 $43
Daken J. Vanderberg – Context Strategic Global Equity Fund	Registered Investment Company Other Pooled Investment Vehicles Other Accounts	0 3 2	$0 $23.5 $38	0 3 2	$0 $9.5 $38

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

●	The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of a Fund. A Subadviser may seek to manage such competing interests for the time and attention of the portfolio managers by having the portfolio managers focus on a particular investment discipline.

●	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, a Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, each Subadviser has adopted procedures for allocating portfolio transactions across multiple accounts.

●	With respect to securities transactions for a Fund, each Subadviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), a Subadviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, a Subadviser may place separate, non-simultaneous transactions for a Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of such Fund or the other account.

●	Finally, the appearance of a conflict of interest may arise if a Subadviser has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

Each Subadviser has adopted certain compliance procedures, which are designed to address these types of conflicts. Each Subadviser has developed and implemented policies and procedures designed to ensure that all clients are treated equitably. In addition, compliance oversight and monitoring ensures adherence to policies designed to avoid conflicts. Each Subadviser’s policies and procedures address trade aggregation and allocation. Typically when aggregating trades across funds and/or other accounts, the size of the trade for each fund and/or other account is determined by proportional size of the fund and/or other account and such determination is made pre-trade. Moreover, in aggregated trades each fund and/or other account receives the average share price and transaction costs are shared on a pro-rata basis. Additionally, given the nature of each Subadviser’s investment process with regard to its Fund and/or other accounts, each Subadviser’s investment management team services are typically applied collectively to the management of its Fund and/or other accounts following the same strategy.

Compensation of each Subadviser’s portfolio management team is not based upon performance of its Fund. Fund performance is not a factor in compensation as it might encourage investment decisions deviating from that Fund’s mandate. To mitigate the potential for conflict to have a team member favor one fund over another fund and/or other account, each Subadviser has established procedures, including policies to monitor trading and best execution for all funds and/or other accounts.

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There is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Information Concerning Compensation of Portfolio Managers. Compensation for the portfolio managers of each Fund is determined by overall profitability of the firm and the contribution of each individual. Portfolio manager compensation is comprised of a base salary and year-end discretionary bonus. The Subadvisers do not tie compensation of portfolio managers to specific performance benchmarks for any managed account or fund.

First Principles Capital Management, LLC is owned and controlled by AIG. The portfolio managers are employees of First Principles Capital Management, LLC with employment contracts that provide for both short-term and long-term performance compensation linked to the business of both First Principles Capital Management, LLC and AIG.

Portfolio Manager Ownership in the Funds. The Advisers have provided the following information regarding each portfolio manager’s ownership in the Fund:

Portfolio Manager	Dollar Range of Beneficial Ownership in a Fund as of December 31, 2016

Mark G. Alexandridis	None
David Ho	None
Mattan Horowitz	None
Prasad Kadiyala	None
Daken J. Vanderberg	None

Fees. Context Advisers II, L.P. (“Context II”) receives an advisory fee at an annual rate equal to 1.74% of the Context Macro Opportunities Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context II has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context II)) of Investor Shares, Advisory Shares and Institutional Shares of the Context Macro Opportunities Fund to 2.14%, 1.99% and 1.89%, respectively, through April 30, 2018 (“Expense Cap”). Context II may be reimbursed by the Context Macro Opportunities Fund for fees waived and expenses reimbursed by Context II pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Context Advisers III, L.P. (“Context III”) receives an advisory fee at an annual rate equal to 1.59% of the Context Strategic Global Equity Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. Context III has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of Context III)) of Investor Shares and Institutional Shares of the Context Strategic Global Equity Fund to 2.19% and 1.94%, respectively, through April 30, 2018 (“Expense Cap”). Context III may be reimbursed by the Context Strategic Global Equity Fund for fees waived and expenses reimbursed by Context III pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the Expense Cap in place at the time the fees were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Table 1 in Appendix B shows the dollar amount of advisory fees accrued by the Funds, the amount of advisory fees waived and/or expenses reimbursed by each Adviser, if any, and the actual advisory fees retained by each Adviser. The data provided is since commencement of investment operations and public offering of the Context Macro Opportunities Fund on August 4, 2015. The data provided is since commencement of investment operations and public offering of the Context Strategic Global Equity Fund on October 27, 2016. The advisory fee, if not waived, is accrued daily and paid monthly by a Fund and is assessed based on the daily net assets of that Fund.

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First Principles Capital Management, LLC’s fee is calculated as a percentage of the Context Macro Opportunities Fund’s average daily net assets allocated to the Subadviser for management but is paid by Context II and not the Context Macro Opportunities Fund. Thus, any fee breakpoints or other reduction in First Principles Capital Management, LLC’s fee rates inures to the benefit of Context II rather than the Context Macro Opportunities Fund.

Granite Peak Asset Management, LLC’s fee is calculated as a percentage of the Context Strategic Global Equity Fund’s average daily net assets subject to reductions for fee waivers, platform fees, and Fund start-up costs. The fee is paid by Context III and not the Context Strategic Global Equity Fund. Thus, any fee breakpoints or other reduction in Granite Peak Asset Management, LLC’s fee rates inures to the benefit of Context III rather than the Context Strategic Global Equity Fund.

In addition to receiving its advisory fee from a Fund, each Adviser may also act and be compensated as investment manager for its clients with respect to assets that the clients have invested in its Fund. If you have a separately managed account with an Adviser with assets invested in its Fund, such Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee to be received from a separately managed account.

During the years ended December 31, 2015 and December 31, 2016, the aggregate amount of subadvisory fees paid by Context II to First Principles Capital Management, LLC was $74,825 and $491,699, respectively for the Context Macro Opportunities Fund. During the year ended December 31, 2016, the aggregate amount of subadvisory fees paid by Context III to Granite Peak Asset Management, LLC was $0 for the Context Strategic Global Equity Fund.

Advisory Agreements. Each Fund’s Advisory Agreement remains in effect for a period of two years from the date of its effectiveness, and thereafter the Advisory Agreements must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as trustees of the Trust).

Each Advisory Agreement is terminable without penalty by the Trust with respect to each Fund on 60 days’ written notice when authorized either by vote of a Fund’s shareholders or by a majority vote of the Board, or by an Adviser on 60 days’ written notice to the Trust. Each Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreements, each Adviser is not liable for any mistake of judgment or mistake of law, or act or omission, except for bad faith, willful misfeasance or negligence in the performance of its duties or obligations or by reason of reckless disregard of its duties and obligations.

G. Distributor

Distribution Services. Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with the Advisers or Subadvisers for the Trust.

Under a Distribution Agreement with the Trust dated January 15, 2014, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Advisers, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Funds through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 plan is effective, as applicable. Each Adviser pays the Distributor a fee for certain distribution-related services.

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Distribution Plan (Investor Shares and Advisory Shares). The Trust, including a majority of Independent Trustees who have no direct or indirect financial interest in the operation of the Rule 12b-1 plan, has adopted a Rule 12b-1 plan under which the Funds are authorized to pay to the Distributor and any other entity authorized by the Board, including the Advisers (collectively, “payees”), a fee equal to 0.25% and 0.10% of the average daily net assets of its Fund’s Investor Shares and Advisory Shares (for Context Macro Opportunities Fund only) for distribution services and/or the servicing of shareholder accounts. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Funds. The Rule 12b-1 plan is a core component of the ongoing distribution of each Fund’s Investor Shares and Advisory Shares, as applicable, which is intended to attract and retain assets from prospective investors and may realize potential economies of scale for shareholders in the form of future lower expense ratios. Pursuant to an agreement between the Distributor and each Adviser, the Distributor may reimburse certain distribution-related and/or shareholder servicing expenses incurred by Context II and Context III, respectively.

The Rule 12b-1 plan provides that the payees may incur expenses for distribution and service activities including, but not limited to (1) any sales, marketing and other activities primarily intended to result in the sale of Fund shares and (2) providing services to holders of shares related to their investment in a Fund, including, without limitation, providing assistance in connection with responding to shareholder inquiries regarding such Fund’s investment objective, policies and other operational features and inquiries regarding shareholder accounts. Expenses for such activities include compensation to employees and expenses, including overhead and telephone and other communication expenses, of a payee who engages in or supports the distribution of Fund shares or who provides shareholder servicing such as responding to shareholder inquiries regarding such Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of Fund shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, the Advisers or others in connection with the offering of Fund shares for sale to the public.

The Rule 12b-1 plan requires the payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the Rule 12b-1 plan and identifying the activities for which those expenditures were made. The Rule 12b-1 plan obligates the Fund to compensate payees for services and not to reimburse them for expenses incurred.

The following payments made by the Distributor under the Rule 12b-1 plan were used as set forth below during the period ended December 31, 2016.

Fund	Advertising	Printing & Mailing of Prospectuses	Compensation to Underwriters	Compensation to Broker-Dealers	Compensation to Sales Personnel	Interest, Carrying or Other Financial Charges
Context Macro Opportunities Fund	$0	$0	$0	$0	$0	$0
Context Strategic Global Equity Fund	$0	$0	$0	$0	$0	$0

The Rule 12b-1 plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees. The Rule 12b-1 plan further provides that it may not be amended to materially increase the costs that a Fund bears for distribution/shareholder servicing pursuant to the Rule 12b-1 plan without approval by shareholders and that other material amendments of the Rule 12b-1 plan must be approved by the Independent Trustees. The current Rule 12b-1 plan may be terminated with respect to Investor Shares and Advisory Shares at any time by the Board, by a majority of the Independent Trustees or by the shareholders of Investor Shares and Advisory Shares.

Financial Intermediaries. The Funds have authorized certain financial intermediaries to accept purchase and redemption orders on their behalf. A Fund will be deemed to have received a purchase or redemption order when a financial intermediary or its designee accepts the order. These orders will be priced at the NAV next calculated after the order is accepted.

The Funds may enter into agreements with financial intermediaries under which a Fund pays the financial intermediaries for services, such as networking, sub-transfer agency and/or omnibus recordkeeping. Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, distribution plan expenses and shareholder servicing fees that a financial intermediary may be receiving under an agreement with the Distributor. Context II or Context III, as applicable, may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its own expense and out of its legitimate profits.

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H. Other Fund Service Providers

Management, Administration, Bookkeeping, Pricing and Transfer Agency Services. Foreside Management Services, LLC (“Foreside”), 690 Taylor Road, Suite 210, Gahanna, Ohio 43230 performs management and administration services, including fund governance and regulatory oversight. Under the Trust and Regulatory Governance Agreement, Foreside receives a fee based on the annual net assets of the Funds and is reimbursed for out-of-pocket expenses. ALPS Fund Services, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, CO 80203, provides certain administrative, bookkeeping, pricing services and transfer agency services. Under the Administration, Bookkeeping and Pricing Services Agreement, ALPS receives a fee based on the annual net assets of the Funds and is reimbursed for out-of-pocket expenses. Table 2 in Appendix B shows the dollar amount of administration fees accrued by the Funds, the amount of administration fees waived and/or expenses reimbursed by ALPS, if any, and the actual administration fees retained by ALPS. The data provided is since commencement of investment operations and public offering of each Fund. ALPS also serves as transfer agent and dividend disbursing agent for the Funds pursuant to the terms of a Transfer Agency and Services Agreement with the Trust (the “Transfer Agency Agreement”). Under the Transfer Agency Agreement, ALPS maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests which includes the issuance, transfer and redemption of Shares, opening, maintenance and servicing of shareholder accounts and paying distributions to shareholders of record. For its services, ALPS receives an annual minimum fee for its services, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses. ALPS is paid all of its fees for its services under the Administration, Bookkeeping and Pricing Services Agreement and the Transfer Agency Agreement from Foreside which serves as paying agent on behalf of the Trust.

Custodian. The Bank of New York Mellon is the custodian for the Funds and safeguards and controls each Fund’s cash and securities, determines income and collects interest on Fund investments. The Bank of New York Mellon may employ subcustodians to provide custody of the Funds’ domestic and foreign assets. The Bank of New York Mellon is located at 101 Barclay Street, New York City, New York 10013.

Derivatives Related Servicing. SS&C Technologies, Inc. (“SS&C”) provides services to the Context Macro Opportunities Fund relating to the valuation of the Fund’s derivative investments and administration of collateral posted by the Fund to the Fund’s counterparties, or received by the Fund from such counterparties, in respect of the Fund’s derivative investments. SS&C is located at 80 Lamberton Road, Windsor, CT 06095.

Legal Counsel. Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996 serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLP (“Tait Weller”), 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Context Macro Opportunities Fund, providing audit and tax services. Tait Weller audits the annual financial statements of the Context Macro Opportunities Fund and provides the Fund with an audit opinion. Tait Weller also reviews certain regulatory filings of the Context Macro Opportunities Fund.

Cohen & Company, Ltd. (“Cohen”), 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm for the Context Strategic Global Equity Fund, providing audit and tax services. Cohen audits the financial statements of the Context Strategic Global Equity Fund and provides the Fund with an audit opinion. Cohen also reviews certain regulatory filings of the Context Strategic Global Equity Fund.

PORTFOLIO TRANSACTIONS

A. How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed-income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from which a Fund purchases or to which a Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance, common stock and preferred stock) are generally effected if: (1) the security is traded on an exchange, through brokers that charge commissions; and (2) the security is traded in the over-the-counter markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated.

When transactions are executed in an over-the-counter market, each Adviser or Subadviser will seek to deal with the primary market makers, but when necessary in order to obtain best execution, such Adviser or Subadviser will utilize the services of others.

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The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed-income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission, markup or markdown.

B. Commissions Paid

Table 3 in Appendix B shows the dollar amount of the aggregate brokerage commissions paid by the Funds; the amount of commissions paid to an affiliate of the Funds, the Advisers, Subadvisers or the Distributor; the percentage of brokerage commissions paid to an affiliate of the Funds, the Advisers, Subadvisers or the Distributor; and the percentage of transactions executed by an affiliate of the Funds, the Advisers, Subadvisers or the Distributor.

C. Adviser and Subadviser Responsibility for Purchases and Sales and Choosing Broker-Dealers

Each Adviser and Subadviser places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of such Adviser or Subadviser. The Funds do not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by each Adviser and Subadviser in their best judgment and in a manner deemed to be in the best interest of a Fund rather than by any formula.

Each Adviser and Subadviser seek “best execution” for all portfolio transactions. This means that the Adviser and the Subadviser seek the most favorable price and execution available. A Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, each Adviser and Subadviser takes into account factors such as the size of the order, the difficulty of execution, the efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker-dealer. A Fund may pay a higher commission if, for example, the broker-dealer has specific expertise in a particular type of transaction (due to factors such as size or difficulty) or is highly efficient in trade execution.

Each Adviser and Subadviser may also give consideration to brokerage and research services furnished to such Adviser or Subadviser by broker-dealers and may cause its Fund to pay these brokers-dealers a higher commission or spread than may be charged by other broker-dealers. Research services may include reports that are common in the industry, such as research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, an Adviser or Subadviser uses the research to manage all client accounts. Therefore, the commission dollars spent for research generally benefit all of an Adviser’s clients and a Fund’s investors, although a particular client may not benefit from research received on each occasion. An Adviser does not reduce its fees because the Adviser and the Subadviser receive research.

Table 4 in Appendix B lists each broker to which the Funds directed brokerage in return for research services, the amount of transactions so directed, and the amount of commissions earned by the broker-dealer for the fiscal year ended December 31, 2016.

D. Counterparty Risk

Each Adviser or Subadviser monitors the creditworthiness of counterparties to its Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents appropriate credit risks.

E. Transactions through Affiliates

Each Adviser or Subadviser may effect brokerage transactions through affiliates of such Adviser or Subadviser (or affiliates of those persons) pursuant to procedures adopted by the Trust and in accordance with applicable law.

F. Other Accounts of the Advisers

Investment decisions for each Fund are made independently from those for any other account or investment company that is or may in the future become advised by an Adviser or Subadviser or their respective affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. In some instances, with any required consent, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in an Adviser’s or Subadviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for its Fund and other client accounts managed by an Adviser or Subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

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G. Portfolio Turnover

The frequency of portfolio transactions of a Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, a Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. Higher portfolio turnover rates may result in increased brokerage costs to the Funds and a possible increase in short-term capital gains (taxable to shareholders as ordinary income when distributed to them) or losses. An annual portfolio turnover rate of 100% does not necessarily indicate all the securities in a Fund were replaced once in a period of one year.

Portfolio turnover rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund invests, are excluded from the calculation of portfolio turnover rate.

H. Securities of Regular Broker-Dealers

From time to time a Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the ten brokers or dealers that: (1) received the greatest amount of brokerage commissions during a Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of a Fund during the Fund’s last fiscal year; or (3) sold the largest amount of a Fund’s shares during the Fund’s last fiscal year.

Table 5 in Appendix B lists the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were held by the Funds as of the most recent period ended December 31, 2016.

I. Portfolio Holdings

A complete listing of month end portfolio holdings for the Funds is available to the public on the Funds’ website (www.contextam.com/fund) 10 calendar days after each month end. To find the month end portfolio holdings for the Funds, click on “Portfolio Holdings” under the “Resources” section. The same information is also available by contacting the Trust at 844-511-9653.

Each Fund also discloses portfolio holdings as of the end of such Fund’s annual and semi-annual fiscal periods, which are reported to the SEC on Form N-CSR within 10 calendar days of the mailing of the annual or semi-annual report to shareholders (typically no later than 70 calendar days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 calendar days after the end of such period. You may request a copy of the Fund’s latest annual or semi-annual report to shareholders or a copy of the Funds’ latest Form N-Q which contains the Funds’ portfolio holdings, by contacting the Trust at 844-511-9653. You may also obtain a copy of the Funds’ latest Form N-CSR and Form N-Q by accessing the SEC’s website at www.sec.gov/edgar/searchedgar/companysearch.html and enter “Context Capital Funds.”

The Funds nonpublic portfolio holdings information may be received by certain service providers (advisers/sub-advisers, administrator, custodian, distributor, fund accountant, independent auditors, proxy voting services, and financial printers) in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Funds’ operations that they have been retained to perform.

The Funds’ nonpublic portfolio holdings information may also be provided to ratings and ranking organizations provided that the Funds receive reasonable assurance that: (1) the holdings information will be kept confidential; (2) no employee or agent will use the information to effect trading or for their personal benefit; and (3) the nature and type of information that any employee or agent, in turn, may disclose to third-parties is limited. The trustees, the Trust’s officers, legal counsel to the Trust and to the Independent Trustees, and each Fund’s independent registered public accounting firm may receive such information on an as needed basis.

From time to time, nonpublic information regarding the Funds’ portfolio holdings may also be disclosed to certain mutual fund consultants, analysts, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information. The nonpublic portfolio holdings information may be provided to such Recipients on an on-going basis during the course of the services they provide to the Funds, and each of such Recipients is subject to a duty of confidentiality. Any disclosure of information more current than the latest publicly available portfolio holdings information will be made only if a Trust officer determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Funds have legitimate business purposes for disclosing the information; and (3) the disclosure is in the best interests of the Funds and their shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Funds, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust, will return or promptly destroy the information. The Trust officer shall report to the Board at its next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust officer’s reasons for determining to permit such disclosure.

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Each Adviser and Subadviser may provide investment management for accounts of clients other than its Fund, which may result in some of those accounts having a composition substantially similar to that of its Fund. Each Adviser, Subadviser and their affiliates may provide regular information to clients and others regarding the holdings in accounts that each manages, but no information is provided to clients or others that identifies the actual composition of its Fund’s holdings, specifies the amount of a Fund’s assets invested in a security or specifies the extent of any such similarities among accounts managed by such Adviser or Subadviser.

No compensation is received by the Funds, or, to the Funds’ knowledge, paid to an Adviser or Subadviser or any other party in connection with the disclosure of the Funds’ portfolio holdings. The codes of ethics of the Trust, each Adviser and Subadviser are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Funds’ portfolio holdings. In addition, the Funds’ service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Funds’ portfolio holdings disclosure policy is subject to review by the CCO, who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

There is no assurance that the Funds’ portfolio holdings disclosure policy will protect the Funds against potential misuse of holdings information by individuals or firms in possession of that information.

PURCHASE AND REDEMPTION INFORMATION

A. General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.

The Funds accept orders for the purchase or redemption of shares of the Funds on any weekday except days when the New York Stock Exchange (the “NYSE”) is closed. Under unusual circumstances, the Funds may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

The shares of the Funds may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Funds’ availability.

B. Additional Purchase Information

Shares of each class of the Funds are offered on a continuous basis by the Distributor.

The Funds reserve the right to refuse any purchase request.

Fund shares are normally issued for cash only. In its discretion, a Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. A Fund may allow an in kind purchase provided that, among other things: (i) the purchase will not dilute the interests of its shareholders; (ii) the assets accepted by a Fund consist of securities that are appropriate, in type and amount, for investment by the Fund in light of its investment objective and policies and current holdings; (iii) market quotations are readily available for the securities; (iv) in determining the value of the assets contributed and the corresponding amount of shares issued, the Trust’s Valuation Policy will be applied; (v) the transaction must comply with the Trust’s Affiliated Persons and Transactions Policy if the person investing is an affiliated person; and (vi) the Adviser to a Fund discloses to the Board the existence of, and all material facts relating to, any conflicts of interest between such Adviser and the Fund in the proposed in kind purchase.

IRAs. All contributions into an individual retirement account (an “IRA”) through the automatic investing service are treated as IRA contributions made during the year that the contribution is received.

UGMAs/UTMAs. If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a manner indicating custodial capacity.

C. Additional Redemption Information

You may redeem Fund shares at NAV.

A Fund may reverse a transaction for the purchase of Fund shares within two business days of notification from your bank that your funds did not clear (1) to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Fund’s shares as provided in the Prospectus or (2) to recoup any actual losses incurred by the Fund or the Transfer Agent in connection with any reversed transaction.

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Suspension of Right of Redemption. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which: (1) the NYSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

Redemption in Kind. Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by an Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which each Fund may effect a redemption in portfolio securities only if the particular shareholder is redeeming more than $250,000 or 1% of such Fund’s total net assets, whichever is less, during any 90-day period.

NAV Determination. In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price from the primary exchange where the security is listed, as provided by an independent pricing service. If the market closing price is unavailable, the securities may be valued at the latest bid quotation for a long position or at the last quoted ask price for a short position as of the closing of the primary exchange. For securities not listed on an exchange, or if no sales price is reported, the bid price is used for long positions and the ask price is used for short positions. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate). For further information, see the “General Information” section in the Prospectus.

Distributions. Distributions of net investment income will be reinvested at the NAV of the applicable class (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. Distributions of net realized capital gains will be reinvested at the NAV of the applicable class (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Each Fund intends to qualify, has elected to be treated, and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund generally will be exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, each Fund must meet three important tests each year.

First, a Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (3) one or more qualified publicly traded partnerships.

Third, a Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

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Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of a Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Under ordinary circumstances, each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for a Fund, such Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses of the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of a Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company.

Because of the special rules applicable to regulated futures contracts under section 1256 of the Code, they are required to be “marked to market” as of the end of each taxable year, and the unrealized gain or loss on the contracts must be taken into account at that time. As a result, to the extent that there is net unrealized gain in a Fund’s positions in futures contracts as of the end of any year, such Fund will generally be required to make a distribution of that amount to its shareholders. A Fund may need to liquidate positions or to borrow funds to finance such a distribution.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated fixed-income securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed-income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income, which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year.

Some of the fixed-income securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as fixed-income securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate fixed-income securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the fixed-income securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by s Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to fixed-income securities having market discount, which could affect the character and timing of recognition of income.

Some fixed-income securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of fixed-income securities. Generally, a Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A Fund may make one or more of the elections applicable to fixed-income securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

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If a Fund holds the foregoing kinds of securities it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Investments in debt obligations that are at risk of or in default present tax issues for the Funds. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

State and Local Taxes

Although each Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

OTHER MATTERS

A. The Trust and Its Shareholders

General Information. The Funds are separate series of the Trust. The Trust is an open-end investment management company organized under Delaware law as a statutory trust on October 9, 2013. The Trust’s trust instrument (the “Trust Instrument”) permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. The Trust and each fund will continue indefinitely until terminated. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.

Shareholder Voting and Other Rights. Each share of a fund and each class of shares has equal dividend, distribution, liquidation and voting rights. Fractional shares have those rights proportionately, except that expenses related to the distribution of shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law. Generally, shares will be voted separately by each fund except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds; or (2) the Board determines that the matter affects more than one fund and all affected funds must vote. The Board may also determine that a matter only affects certain funds or classes of the Trust and thus that only those funds or classes are entitled to vote on the matter. Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder’s pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the fund’s net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a fund’s) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more trustees.

Termination or Reorganization of Trust or its Series. The Board, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Board may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

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B. Fund Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. A control person is a shareholder who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.

As of April 3, 2017, the trustees and officers of the Trust in aggregate owned less than 1% of all classes of the Funds.

As of April 3, 2017, certain shareholders of record owned 5% or more of the shares of the Funds. Shareholders known by the Fund to own beneficially 5% or more of an applicable class are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of April 3, 2017, the shareholders listed in Table 6 in Appendix B who own more than 25% of a Fund may be deemed to control such Fund. “Control” for this purpose is the ownership of 25% or more of a Fund’s voting securities.

C. Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In addition, the Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each fund’s property of any shareholder or former shareholder held personally liable for the obligations of the relevant fund. The Trust Instrument also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of that fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability is in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the trustees shall not be liable for any conduct whatsoever, provided that a trustee is not protected against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

D. Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust, the Advisers and the Subadvisers are included in Appendices C and D. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (1) without charge, upon request, by contacting the Transfer Agent at (844) 511-9653 (toll free); and (2) on the SEC’s website at www.sec.gov.

E. Code of Ethics

The Trust, the Advisers and the Subadvisers have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and personnel of the Trust, the Advisers and the Subadvisers. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Funds, subject to certain limitations. The Trust’s Code of Ethics prohibits such personnel from trading in Shares while in possession of material non-public information regarding the operating activities of the Funds.

F. Registration Statement

This SAI and the Prospectus do not contain all of the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G. Financial Statements

The Trust’s independent registered public accounting firms, Tait Weller and Cohen, audit and report on the Context Macro Opportunities Fund’s and the Context Strategic Global Equity Fund’s annual financial statements, respectively. The financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and report of independent registered public accounting firm. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

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The Funds’ Financial Statements and Financial Highlights for the fiscal year/period ended December 31, 2016 are incorporated by reference into this SAI from each Fund’s Annual Report to shareholders, has been audited by Tait Weller or Cohen, each an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon its authority as an expert in accounting and auditing.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

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Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

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“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

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“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

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“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

Structured Finance Defaults - “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. Alternatively where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency’s opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be “written up” again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ’D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

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“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings analysis will review the following considerations:

●	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

●	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

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VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

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DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that will exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

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APPENDIX B - MISCELLANEOUS TABLES

Table 1 - Investment Advisory Fees

The following table shows the dollar amount of fees accrued with respect to the Funds, the amount of fees waived and/or expenses reimbursed by each Adviser, if any, and the actual fees retained by each Adviser for the fiscal periods shown.

Period Ended	Advisory Fees Accrued	Advisory Fees Waived and/or Expenses Reimbursed	Advisory Fees Retained
Context Macro Opportunities Fund(1) – Context Advisers II, L.P.
December 31, 2014	$0	$0	$0
December 31, 2015	$327,414	$626,401	$0
December 31, 2016	$1,532,782	$1,075,929	$456,853
Context Strategic Global Equity Fund(2) – Context Advisers III, L.P.
December 31, 2016	$27,076	$43,488	$0

(1)	The Context Macro Opportunities Fund was incepted on December 23, 2014 and commenced investment operations and public offering on August 4, 2015.

(2)	The Context Strategic Global Equity Fund commenced investment operation and public offering on October 27, 2016.

Table 2 - Administration Fees

The following table shows the dollar amount of fees accrued with respect to the Funds, the amount of fees waived by the Administrator, if any, and the actual fees retained by the Administrator for the fiscal periods shown. Prior to November 2, 2015, Atlantic Fund Administration, LLC provided fund accounting, fund administration, compliance and transfer agency services to the Trust. Beginning November 2, 2015, ALPS began providing fund accounting, administration, transfer agency, and dividend disbursing services to the Trust.

Period Ended	Administration Fees Accrued	Administration Fees Waived	Administration Fees Retained
Context Macro Opportunities Fund(1)
December 31, 2014	$0	$0	$0
December 31, 2015	$195,890	$0	$195,890
December 31, 2016	$557,479	$0	$557,479
Context Strategic Global Equity Fund(2)
December 31, 2016	$10,313	$0	$10,313

(1)	The Context Macro Opportunities Fund was incepted on December 23, 2014 and commenced investment operations and public offering on August 4, 2015.

(2)	The Context Strategic Global Equity Fund commenced investment operation and public offering on October 27, 2016.

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Table 3 - Commissions

The following table shows the aggregate brokerage commissions of the Funds for the fiscal periods shown.

Period Ended	Aggregate Brokerage Commissions ($) Paid	Total Brokerage Commissions ($) Paid to Affiliate of Fund, Adviser, Subadviser or Distributor	% of Brokerage Commissions Paid to Affiliate of Fund, Adviser, Subadviser or Distributor	% of Transactions Executed by Affiliate of Fund, Adviser, Subadviser or Distributor
Context Macro Opportunities Fund(1)
December 31, 2014	$0	$0	0%	0%
December 31, 2015	$630	$0	0%	0%
December 31, 2016	$9,949	$0	0%	0%
Context Strategic Global Equity Fund(2)
December 31, 2016	$1,045	$0	0%	0%

(1)	The Context Macro Opportunities Fund was incepted on December 23, 2014 and commenced investment operations and public offering on August 4, 2015.

(2)	The Context Strategic Global Equity Fund commenced investment operation and public offering on October 27, 2016.

Table 4 - Directed Brokerage

The following table lists each broker to which the Funds directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom for the fiscal year ended December 31, 2016.

Broker	Amount Directed	Amount of Commissions Generated
Context Macro Opportunities Fund
None	N/A	N/A
Context Strategic Global Equity Fund(1)
None	N/A	N/A

(1)	The Context Strategic Global Equity Fund commenced investment operations and public offering on October 27, 2016.

Table 5 - Securities of Regular Brokers or Dealers

The following table lists each Fund’s regular brokers and dealers whose securities (or the securities of the parent company) were held by such Fund as of the most recent period ended December 31, 2016.

Context Macro Opportunities Fund
Regular Broker or Dealer	Value of Securities Held
NONE	N/A
Context Strategic Global Equity Fund(1)
Regular Broker or Dealer	Value of Securities Held
NONE	N/A

(1)	The Context Strategic Global Equity Fund commenced investment operations and public offering on October 27, 2016.

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Table 6 - 5% Shareholders

The following table lists, as of April 3, 2017, the persons who owned of record 5% or more of the outstanding shares of the applicable class of each Fund.

Context Macro Opportunities Fund
Name and Address	% of Fund Class
Investor Shares
Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	98.51%
Advisory Shares
None	N/A
Institutional Shares
UBS Financial Services 1000 Harbor Blvd., Floor 8 Weehawken, NJ 07086	59.51%

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	26.14%

JPMorgan Chase Securities LLC Strafe & Co FBO Hawk River Holdings One Inc. PO Box 6924 Newark, DE 19714-6924	9.46%

Context Strategic Global Equity Fund
Name and Address	% of Fund Class
Investor Shares
None	N/A
Institutional Shares
JPMorgan Chase Securities LLC Strafe & Co FBO Hawk River Holdings One Inc. PO Box 6924 Newark, DE 19714-6924	89.95%

Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104	10.05%

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APPENDIX C - TRUST PROXY VOTING PROCEDURES

Proxy Voting Policy

SECTION 1. BACKGROUND

The Trust exercises its proxy voting responsibilities as an investor in other issuers as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments. This Policy details the Trust’s policy with respect to proxy voting.

SECTION 2. ADVISER RESPONSIBILITIES

(A) Delegation by Board. The Fund has delegated to the Adviser the authority to vote as a shareholder of issuers whose securities are held in its portfolio. The Adviser shall maintain and the Board shall approve voting procedures related to the Adviser acting on behalf of the Fund in accordance with its fiduciary duties and the best interests of Fund shareholders.

(B) Delivery of Proxies. The Adviser is responsible for coordinating the delivery of proxies to be voted by the Custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a “Proxy Voting Service”). Upon request, the Adviser shall provide periodic reports to the Board as to the implementation and operation of its proxy voting policies and procedures as they relate to the Trust.

(C) Conflicts of Interest. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting on behalf of the Fund. A conflict of interest includes any circumstance when the Fund, the Adviser, the Distributor, the Proxy Voting Service or one or more of their Affiliated Persons (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how shares of that issuer are voted.

Each Adviser is responsible for maintaining procedures to identify and address material conflicts of interest and, when applicable, determine the adequacy of a Proxy Voting Service’s procedures to identify and address material conflicts of interest.

(D) Voting Record. The Adviser shall be responsible for ensuring a voting record is maintained that includes all instances where the Fund was entitled to vote and will coordinate the annual delivery of such record to the Administrator for purposes of preparing the Trust’s annual Form N-PX filing. The voting record shall include the following information required to be reported in Form N-PX:

(1) The name of the issuer of the security;

(2) The exchange ticker symbol of the security;

(3) The CUSIP for the security;

(4) The shareholder meeting date;

(5) A brief identification of the matter voted on;

(6) Whether the matter was proposed by the issuer or by a security holder;

(7) Whether the Trust cast its vote on the matter;

(8) How the Trust cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(9) Whether the Trust cast its vote for or against management.

The Adviser shall also be responsible for ensuring information regarding how the Fund voted relating to portfolio securities during the twelve-month period ended June 30 is available on the Fund’s website or other location consistent with disclosure in the Fund’s registration statement.

SECTION 3: ABSTENTION

The Trust and an Adviser may abstain from proxy voting in certain circumstances. Abstaining from voting may be appropriate if voting would be unduly burdensome or expensive, or otherwise not in the best interest of a Fund’s shareholders.

SECTION 4: BOARD REPORTING AND REVIEW

(A) The Adviser shall submit its voting procedures to the Board for review and approval initially and at the next regularly scheduled meeting of the Board following any material change.

(B) The Adviser shall report to the Board, at least quarterly, whether any conflicts of interest arose while voting as an investor in other issuers and how such conflicts were handled.

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APPENDIX D - ADVISER/SUBADVISER PROXY VOTING PROCEDURES

Context Advisers II, L.P.

Proxy Voting Policy

Proxy Voting Procedures

Proxy voting procedures should address how the adviser will vote proxies (or what factors it will take into consideration) when voting on particular types of matters, such as changes in corporate governance structures, adoption or amendments to compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Proxy Voting Policy Statement for Equities

The Adviser will accept voting authority for client securities; it will always seek to vote in the best interests of its client, the Fund. The Adviser does not maintain preapproved voting guidelines but relies on the recommendations by the Fund’s subadvisers to determine the appropriate course of action in voting client securities that is in the best interest of the client. When voting client proxies the firm’s principals will always hold the interests of the client (the Fund) above its/their own interests as well as the interests of the subadvisers. The Adviser will maintain the voting record for proxy voting for at least five years. A copy of the Adviser’s proxy voting policies and procedures may be obtained upon request and is included in the ADV Form 2A.

Conflicts of Interest

The Adviser will disclose any conflicts of interest to the client and obtain client permission to proceed with the vote prior to voting client proxies that involve a conflict of interest.

Proxy Voting Discrepancies between Mutual fund and Non Mutual Fund Clients

The Adviser does not currently have, nor does it ever intend to have, non-mutual fund clients.

ETFs and Funds of Funds

The Firm will vote proxies for Exchange Traded Funds (“ETFs”) and Funds of Funds by voting pursuant to a “mirror voting” arrangement under which shares are voted in the same manner and proportion as shares over which the Adviser does not have voting discretion.

Recordkeeping

Proxy voting records are kept in an easily accessible place for five years, the first two years in the adviser’s office.

Typical proxy voting records are:

●	Proxy voting policies and procedures;

●	Each proxy statement that the Adviser receives regarding client securities;

●	Record of each vote cast by the Adviser on behalf of a client;

●	Copies of any client communication directing how the Adviser should vote a particular proxy;

●	Any document created by the Adviser that was material to making a decision on how to vote proxies; and

●	Written requests from a client for information on how the Adviser voted proxies on behalf of the client, and a copy of any written responses by the Adviser to any client request for information on how the Adviser voted proxies.

Clients may request a copy of the Adviser’s Proxy Voting Policy and/or information about how the Adviser has voted securities in their account by contacting the Adviser’s CCO. The Adviser will not disclose proxy votes for a client to other clients or third parties unless specifically requested, in writing, by the client.

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Context Advisers III, LLC

PROXY VOTING

Policy

Each Adviser as a general matter does not accept responsibility for voting proxies for portfolio securities held within Client accounts due to the fact that it does not currently engage in direct trading of securities. The Sub-Advisers are responsible for voting all proxies associated with their investments on behalf of the Funds, and the Advisers are responsible for oversight of those activities.

Background & Description

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Proxies must be voted in the best interests of Clients in accordance with an adviser’s fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority. At this time, neither Adviser has responsibility for the voting of proxies; at such time as that may change, detailed policies and procedures will be developed.

Responsibility

The Advisers’ Investment Committee is responsible for the oversight of the Sub-Adviser’s proxy voting activities, including the validation that each Sub-Adviser has Proxy Voting Policies and Procedures as required by Rule 206(4)-6 of the Advisers Act.

Procedures

Each Sub-Adviser must report to the Advisers’ Investment Committee with respect to any proxies which it has voted on behalf of the Funds. The Investment Committee will receive reports annually in conjunction with the Trust’s Form N-PX filing. The Investment Committee will receive verification from each Sub-Advisers that it maintains proxy voting policies and procedures which comply with Rule 206(4)-6.

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First Principles Capital Management, LLC

17000000: Proxy Voting

To adhere to the best and most prudent business practices, as well as to comply with current federal regulations regarding proxy voting by investment advisers, the Firm has adopted the following proxy voting policies and ways to implement them. Since the Firm will mainly provide investment advice on fixed income securities, it is not anticipated that proxies will be sent to the owners of the investments in which it is providing advice. Since the Firm will provide discretionary and non-discretionary services, this section has been prepared for the manual to ensure procedures and policies exist should the Firm provide discretionary management over equity securities. These policies will be followed in that case.

17100000: Firm Proxy Voting Policy

In an effort to assure that clients’ proxy votes are carried out in our clients’ best interests and not affected by any conflicts of interest that may exist, the Firm has adopted the following elements as part of its proxy voting policy.

Regardless of the nature of the issue up for vote, we thoroughly and objectively research the voting options and the corporate landscape in order to arrive at a decision that we believe meets the best interests of the client as a shareholder of the company in question.

The overriding theme of our policy is to vote client proxies in the manner that we believe is most consistent with the following:

●	The client’s stated investment objectives

●	The client’s desired voting interests

●	The long-term well-being of the company soliciting the proxy

●	An increase in shareholder value

17100100 Client Voting Interests

The Firm’s proxy voting activities on behalf of its clients will generally be based on the following factors. These factors are as follows.

●	Client investment objectives (as noted on the new client profile/account record);

●	Current corporate events/activities (as noted in the section below titled, “Monitoring of Corporate Actions”);

●	Limitations imposed by any applicable regulation or law (i.e. trust documents, ERISA, etc.); and

●	Any additional voting criteria/restrictions placed on the Firm by the client (to be provided by client in writing).

As applicable, the designated principal will ensure that firm retains records referenced above relating to these factors.

17200000: Potential Conflicts of Interest

The Firm recognizes that conflicts of interest may arise when voting client proxies. A conflict of interest exists when a client’s best interests are contrary to the representative’s or the Firm’s best interests due to some relationship between the Firm and/or its representative(s) and a company that is soliciting a proxy(s). Some examples may include:

●	The spouse of a representative of the Firm is a Board member of a company whose management is soliciting proxies to vote on a salary increase for the Board.

●	The Firm is an affiliated company of a company that has issued a proxy notice to individuals who are clients of the Firm.

●	The Firm (or its affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies.

It is the Firm’s policy to vote proxies in the best interests of its clients regardless of the existence of any conflict of interest.

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Granite Peak Asset Management, LLC

17000000: Proxy Voting

To adhere to the best and most prudent business practices, as well as to comply with current federal regulations regarding proxy voting by investment advisers, Granite Peak has adopted proxy voting policies. Since, in normal market conditions, the Firm will implement the strategy primarily through investment in futures contracts, proxy voting will typically be non-applicable. Policies and procedures are in place should the investment strategy experience an environment where investment in equity securities becomes necessary.

17100000: Firm Proxy Voting Policy

In an effort to assure that clients’ proxy votes are carried out in our clients’ best interests and not affected by any conflicts of interest that may exist, the Firm has adopted the following elements as part of its proxy voting policy.

The overriding theme of our policy is to vote client proxies in the manner that we believe meets the best interests of the client as a shareholder of the company in question. In the majority of scenarios, where the subject matter of the vote is not expected to adversely impact shareholder value in a material way, Granite Peak elects to abstain from participation in the proxy voting process. Where the outcome would have a material negative outcome for shareholders, Granite Peak will vote in a manner consistent with preserving shareholder value.

17100100 Client Voting Interests

The Firm’s proxy voting activities on behalf of its clients will generally be based on the following factors. These factors are as follows.

●	Client investment objectives;

●	Current corporate events/activities

●	Limitations imposed by any applicable regulation or law (i.e. trust documents, ERISA, etc.); and

●	Any additional voting criteria/restrictions placed on the Firm by the client (to be provided by client in writing).

As applicable, the firm will retain records documenting the determination of the appropriate proxy vote.

17200000: Potential Conflicts of Interest

The Firm recognizes that conflicts of interest may arise when voting client proxies. A conflict of interest exists when a client’s best interests are contrary to the representative’s or the Firm’s best interests due to some relationship between the Firm and/or its representative(s) and a company that is soliciting a proxy(s). Some examples may include:

●	The spouse of a representative of the Firm is a Board member of a company whose management is soliciting proxies to vote on a salary increase for the Board.

●	The Firm is an affiliated company of a company that has issued a proxy notice to individuals who are clients of the Firm.

●	The Firm (or its affiliate) may manage a pension plan, administer employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to a company whose management is soliciting proxies.

It is the Firm’s policy to vote proxies in the best interests of its clients regardless of the existence of any conflict of interest.

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PART C OTHER INFORMATION

Item 28.   Exhibits

(a)	(1)	Certificate of Trust (Exhibit incorporated by reference as filed as Exhibit (a)(1) on Form N1-A via EDGAR on October 11, 2013, accession number 0001435109-13-000458).
	(2)	Declaration of Trust dated October 9, 2013 and amended December 23, 2014 and June 30, 2016 (Exhibit incorporated by reference as filed as Exhibit (a)(2) on Form N1-A via EDGAR on July 19, 2016, accession number 0001534424-16-000883.
(b)		By-laws dated October 9, 2013 and amended December 1, 2016 are filed herewith.
(c)		Shareholders’ rights are contained in Articles III and V of the Registrant’s Declaration of Trust.
(d)	(1)	Investment Advisory Agreement between Registrant and Context Advisers II, L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(2) on Form N1-A via EDGAR on December 22, 2014, accession number 0001435109-14-000884).
	(2)	First Amendment to the Investment Advisory Agreement between Registrant and Context Advisers II, L.P. is filed herewith.
	(3)	Subadvisory Agreement between Context Advisers II, L.P. and First Principles Capital Management, LLC dated September 3, 2015 (Exhibit incorporated by reference as filed as Exhibit (d)(3) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(4)	Investment Advisory Agreement between Registrant and Context Advisers III, LLC is filed herewith.
	(5)	Form of First Amendment to the Investment Advisory Agreement between Registrant and Context Advisers III, LLC is filed herewith.
	(6)	Subadvisory Agreement between Context Advisers III, LLC and Granite Peak Asset Management, LLC is filed herewith.
(e)	(1)	Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e) on Form N-1A via EDGAR on January 24, 2014, accession number 0001435109-14-000097).
	(2)	First Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(1)(a) on Form N-1A via EDGAR on December 22, 2014, accession number 0001435109-14-000884).
	(3)	Second Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(3) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(4)	Third Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC is filed herewith.
	(5)	Form of Dealer Agreement (Exhibit incorporated by reference as filed as Exhibit (d)(5) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).
(f)		Bonus or Profit Sharing Contracts - None.
(g)	(1)	Amended and Restated Custody Agreement between the Registrant and The Bank of New York Mellon is filed herewith.
	(2)	Fee Schedule to the Amended and Restated Custody Agreement between Registrant and The Bank of New York Mellon dated September 2016 is filed herewith.
(h)	(1)	Administration, Bookkeeping and Pricing Services Agreement among Registrant, Beacon Hill Fund Services, Inc., and ALPS Fund Services, Inc. dated November 1, 2015, and Amendment No. 1 dated February 29, 2016 (Exhibit incorporated by reference as filed as Exhibit (h)(1) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(2)	Amendment No. 2 to the Administration, Bookkeeping and Pricing Services Agreement among Registrant, Foreside Management Services, LLC, and ALPS Fund Services, Inc. dated November 1, 2015 is filed herewith.
	(3)	Transfer Agency and Services Agreement among Registrant, Beacon Hill Fund Services, Inc., and ALPS Fund Services, Inc. dated November 1, 2015 (Exhibit incorporated by reference as filed as Exhibit (h)(2) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(4)	Amendment No. 1 to the Transfer Agency and Services Agreement among Registrant, Foreside Management Services, LLC, and ALPS Fund Services, Inc. dated November 1, 2015 is filed herewith.
	(5)	Consent to Assignment of Administration, Bookkeeping and Pricing Services Agreement and Transfer Agency and Services Agreement among Registrant, Beacon Hill Fund Services, Inc., and ALPS Fund Services, Inc. effective July 31, 2016 (Exhibit incorporated by reference as filed as Exhibit (h)(5) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).
	(6)	Services Agreement for Trust and Regulatory Governance between Registrant and Beacon Hill Fund Services, Inc. dated November 1, 2015 (Exhibit incorporated by reference as filed as Exhibit (h)(3) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(7)	Consent to Assignment of Services Agreement for Trust and Regulatory Governance from Beacon Hill Fund Services, Inc. to Foreside Management Services, LLC effective July 31, 2016 (Exhibit incorporated by reference as filed as Exhibit (h)(7) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).

	(8)	First Amendment to the Services Agreement for Trust and Regulatory Governance between Registrant and Foreside Management Services, LLC is filed herewith.
	(9)	Expense Reimbursement Agreement between Registrant and Context Advisers II, L.P. (Exhibit incorporated by reference as filed as Exhibit (h)(3) on Form N1-A via EDGAR on December 22, 2014, accession number 0001435109-14-000884).
	(10)	First Amendment to Expense Reimbursement Agreement between Registrant and Context Advisers II, L.P. dated April 28, 2016 (Exhibit incorporated by reference as filed as Exhibit (h)(5) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
	(11)	Expense Reimbursement Agreement between Registrant and Context Advisers III, LLC is filed herewith.
	(12)	Form of First Amendment to Expense Reimbursement Agreement between Registrant and Context Advisers III, LLC dated April __, 2017 is filed herewith.
	(13)	Loan Administration Agreement between Registrant and The Bank of New York Mellon dated January 29, 2016 (Exhibit incorporated by reference as filed as Exhibit (h)(6) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).
(i)		Opinion of Counsel is incorporated by reference as filed as Exhibit (a)(2) on Form N1-A via EDGAR on July 19, 2016, accession number 0001534424-16-000883. Consent of Counsel is filed herewith
(j)	(1)	Consent of Tait, Weller & Baker, LLP is filed herewith.
	(2)	Consent of Cohen & Company, Ltd. is filed herewith.
(k)		None.
(l)		Initial Capital Agreement (Exhibit incorporated by reference as filed as Exhibit (l) on Form N-1A via EDGAR on January 24, 2014, accession number 0001435109-14-000097).
(m)		Amended Rule 12b-1 Plan adopted by Registrant for Context Macro Opportunities Fund and Context Strategic Global Equity Fund (Exhibit incorporated by reference as filed as Exhibit (m) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).
(n)		Rule 18f-3 Plan adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (n) on Form N-1A via EDGAR on August 26, 2014, accession number 0001435109-14-000608).
(p)	(1)	Code of Ethics adopted by the Registrant is filed herewith.
	(2)	Code of Ethics adopted by Context Advisers II, L.P. and Context Advisers III, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(2) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).
	(3)	Code of Ethics for First Principles Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(7) on Form N1-A via EDGAR on December 22, 2014, accession number 0001435109-14-000884).
	(4)	Code of Ethics for Granite Peak Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).
	(5)	Code of Ethics adopted by Foreside Financial Group, LLC and its affiliated companies (Exhibit incorporated by reference as filed as Exhibit (p)(6) on Form N1-A via EDGAR on October 11, 2016, accession number 0001534424-16-001095).

Other Exhibits:

(A) Powers of Attorney for John N. Culbertson, Alfred C. Salvato, Paul D. Schaeffer and Stephen M. Wynne, Trustees of the Registrant (Exhibit incorporated by reference as filed as Exhibit 99.(A) on Form N1-A via EDGAR on April 29, 2016, accession number 0001534424-16-000720).

Item 29.   Persons Controlled by or under Common Control with Registrant

None.

Item 30.   Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article VII of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) trustees and officers of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust and against amounts paid or incurred by him or her in the settlement thereof, except where Covered Person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

Pursuant to Section 7 of the Distribution Agreement (Exhibits (e)) to the Registration statement), the Trust shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, except losses due to willful misfeasance, bad faith, or gross negligence in the performance of duties by Distributor Indemnitees under the Distribution Agreement or by reason of a Distributor Indemnitee’s reckless disregard of obligations under the Distribution Agreement.

Pursuant to Section 10 of the Investment Advisory Agreement between the Registrant and Context Advisers II, L.P. and Registrant and Context Advisers III, LLC (Exhibits (d)(1) and (d)(4), respectively), the Trust agrees to indemnify the Adviser (including each officer, director, shareholder, principal, employee or agent of, or any person who controls, is controlled by or is under common control with, the Adviser, and its respective executors, heirs, assigns, successors or other legal representatives against all losses, claims, damages, liabilities, costs and expenses arising by reason of being or having been Adviser to the Trust, or the past or present performance of services to the Trust, except to the extent that the loss, claim, damage, liability, cost or expense has been finally determined in a judicial decision on the merits from which no further appeal may be taken in any action, suit, investigation or other proceeding to have been incurred or suffered by the indemnitee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the indemnitee’s office.

Pursuant to Section 6 of the Subadvisory Agreement (Exhibits (d)(3) and (d)(5)), the Sub-Adviser, including its officers and employees, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund, the Trust or its shareholders or by the Adviser in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of duties or from reckless disregard by it of its obligations and duties under the Subadvisory Agreement.

Pursuant to Section 8 of the Services Agreement for Trust and Regulatory Governance filed herewith (“Services Agreement”) Foreside Management Services, LLC (“Foreside”) shall use its best judgment and reasonable care in rendering services to the Trust under the Services Agreement. Foreside shall not be liable to the Trust or any of the Trust’s shareholders for any error of judgment or mistake of law, for any loss or for any action or inaction in the absence of negligence, bad faith or willful misfeasance in the performance of the its duties or obligations under the Services Agreement or by reason of the its reckless disregard of its duties and obligations to the Trust under the Services Agreement.

Each party (an “Indemnitor”) shall indemnify and hold harmless the other party, each of such other party’s affiliated persons , and all directors, officers, and employees of such other party (“Indemnified Parties”), against any and all losses, damages, or liabilities or any pending or completed actions, claims, suits, complaints or investigations (including all reasonable expenses of litigation or arbitration), judgments, fines or amounts paid in any settlement consented to by the Indemnitor (collectively, “Losses”) to which any Indemnified Party may become subject to as a result or arising out of or relating to: (1) any negligent acts, omissions, bad faith or willful misconduct in the performance of Indemnitor’s duties and obligations under the Services Agreement; (2) any breach of the Indemnitor’s representations or warranties contained in the Services Agreement; (3) Indemnitor’s failure to comply with any terms of the Services Agreement; or (4) any action of an Indemnified Party, upon instructions believed in good faith by the Indemnified Party to have been executed by a duly authorized officer or representative of the Indemnitor. Provided that, no party shall have any obligation to indemnify the other party for any Losses that such other party would otherwise be liable for, in whole or in part, by reason of such other party’s willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under the Services Agreement.

In order that the indemnification provisions contained in the Services Agreement shall apply, upon the assertion of a claim or a loss for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party of such assertion or loss, and shall keep the other advised with respect to all developments concerning such claim. The party who may be required to indemnify may, within ninety (90) days of receiving notice of such claim, request to control the defense of such claim and the party seeking indemnification shall tender such control. Upon tendering control of the defense of such claim, the party seeking indemnification shall have the option to participate at its expense in the defense of such claim. In this event, the party seeking indemnification may not settle, compromise or consent to judgment except with the other party’s prior written consent, which consent shall not be unreasonably withheld. The obligations of the parties hereto under this Section shall survive termination of the Services Agreement.

The Trust has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers under certain circumstances.

The Trust hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.   Business and Other Connections of Investment Adviser

(a) Context Advisers II, L.P.

With respect to Context Advisers II, L.P., the response to this Item will be incorporated by reference to Context Advisers II, L.P.’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-79866). Context Advisers II, L.P.’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(b) First Principles Capital Management, LLC

With respect to First Principles Capital Management, LLC, the response to this Item will be incorporated by reference to First Principles Capital Management, LLC’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-64744). First Principles Capital Management, LLC’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(c)	Context Advisers III, LLC

With respect to Context Advisers III, LLC, the response to this Item will be incorporated by reference to Context Advisers III, LLC’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-80975). Context Advisers III, LLC’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(d)	Granite Peak Asset Management, LLC

With respect to Granite Peak Asset Management, LLC, the response to this Item will be incorporated by reference to Granite Peak Asset Management, LLC’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-108279). Granite Peak Asset Management, LLC’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.   Foreside Fund Services, LLC

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

ABS Long/Short Strategies Fund	OSI ETF Trust
Absolute Shares Trust	Palmer Square Opportunistic Income Fund
AdvisorShares Trust	PENN Capital Funds Trust
American Beacon Funds	Performance Trust Mutual Funds, Series of Trust for Professional Managers
American Beacon Select Funds	Pine Grove Alternative Institutional Fund
Ark ETF Trust	Plan Investment Fund, Inc.
Avenue Mutual Funds Trust	PMC Funds, Series of Trust for Professional Managers
BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios	Quaker Investment Trust
BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios	Ramius Archview Credit and Distressed Fund
Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust	Renaissance Capital Greenwich Funds
Bridgeway Funds, Inc.	RMB Investors Trust (f/k/a Burnham Investors Trust)
Brinker Capital Destinations Trust	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
Center Coast MLP & Infrastructure Fund	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
Center Coast MLP Focus Fund, Series of Investment Managers Series Trust	Salient MF Trust
Context Capital Funds	SharesPost 100 Fund

CornerCap Group of Funds	Sound Shore Fund, Inc.
Davis Fundamental ETF Trust	Steben Alternative Investment Funds
Direxion Shares ETF Trust	Steben Select Multi-Strategy Fund
Eaton Vance NextShares Trust	Strategy Shares
Eaton Vance NextShares Trust II	The 504 Fund (f/k/a The Pennant 504 Fund)
EIP Investment Trust	The Community Development Fund
Evanston Alternative Opportunities Fund	Third Avenue Trust
Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)	Third Avenue Variable Series Trust
FEG Absolute Access Fund I LLC	TIFF Investment Program
FlexShares Trust	Turner Funds
Forefront Income Trust	U.S. Global Investors Funds
Forum Funds	Victory CEMP US 500 Volatility Wtd Index ETF, a Series of Victory Portfolios II
Forum Funds II	Victory CEMP US Small Cap Volatility Wtd Index ETF, a Series of Victory Portfolios II
FQF Trust	Victory CEMP International Volatility Wtd Index ETF, a Series of Victory Portfolios II
Guinness Atkinson Funds	Victory CEMP Emerging Market Volatility Wtd Index ETF, a Series of Victory Portfolios II
Henderson Global Funds	Victory CEMP US Large Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)	Victory CEMP US Small Cap High Div Volatility Wtd Index ETF, a Series of Victory Portfolios II
Horizons ETF Trust	Victory CEMP International High Div Volatility Wtd Index ET, a Series of Victory Portfolios II
Horizons ETF Trust I (f/k/a Recon Capital Series Trust)	Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
Infinity Core Alternative Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
Ironwood Institutional Multi-Strategy Fund LLC	Victory CEMP Developed Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
Ironwood Multi-Strategy Fund LLC	Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF, a Series of Victory Portfolios II
John Hancock Exchange-Traded Fund Trust	Wakefield Managed Futures Strategy Fund, a Series of Wakefield Alternative Series Trust
Manor Investment Funds	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
Miller/Howard Funds Trust	Wintergreen Fund, Inc.
Miller/Howard High Income Equity Fund	WisdomTree Trust
Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Item 32(b)   The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)   Not applicable.

Item 33.   Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(4) are maintained at the offices of Foreside Management Services, LLC, 690 Taylor Road, Suite 210, Gahanna, OH 43230. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and it has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gahanna and the state of Ohio on April 28, 2017.

CONTEXT CAPITAL FUNDS

By:	/s/ David Bunstine
David Bunstine President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 28, 2017.

(a)	Principal Executive Officer

/s/ David Bunstine
David Bunstine
President and Principal Executive Officer

(b)	Principal Financial Officer

/s/ Trent Statczar
Trent Statczar
Treasurer and Principal Financial Officer

(c)	Trustees

John N. Culbertson, Jr.*
John N. Culbertson, Jr.

Alfred C. Salvato*
Alfred C. Salvato

Paul D. Schaeffer*
Paul D. Schaeffer

Stephen M. Wynne*
Stephen M. Wynne

By:	/s/ David Bunstine
David Bunstine
As Attorney-in-fact

* Pursuant to powers of attorney.

INDEX TO EXHIBITS

Exhibit	Description
(b)	By-Laws
(d)(2)	First Amendment to the Investment Advisory Agreement between Registrant and Context Advisers II, L.P.
(d)(4)	Investment Advisory Agreement between Registrant and Context Advisers III, LLC.
(d)(5)	Form of First Amendment to the Investment Advisory Agreement between Registrant and Context Advisers III, LLC.
(d)(6)	Subadvisory Agreement between Context Advisers III, LLC and Granite Peak Asset Management, LLC.
(e)(4)	Third Amendment to Distribution Agreement between Registrant and Foreside Fund Services, LLC.
(g)(1)	Amended and Restated Custody Agreement between the Registrant and The Bank of New York Mellon.
(g)(2)	Fee Schedule to the Amended and Restated Custody Agreement between Registrant and The Bank of New York Mellon dated September 2016.
(h)(2)	Amendment No. 2 to the Administration, Bookkeeping and Pricing Services Agreement among Registrant, Foreside Management Services, LLC, and ALPS Fund Services, Inc. dated November 1, 2015.
(h)(4)	Amendment No. 1 to the Transfer Agency and Services Agreement among Registrant, Foreside Management Services, LLC, and ALPS Fund Services, Inc. dated November 1, 2015.
(h)(8)	First Amended Schedule A to the Services Agreement for Trust and Regulatory Governance between Registrant and Foreside Management Services, LLC.
(h)(11)	Expense Reimbursement Agreement between Registrant and Context Advisers III, LLC.
(h)(12)	Form of First Amendment to Expense Reimbursement Agreement between Registrant and Context Advisers III, LLC.
(i)	Consent of Counsel
(j)(1)	Consent of Tait, Weller & Baker, LLP
(j)(2)	Consent of Cohen & Company, Ltd.
(p)(1)	Code of Ethics of the Registrant